As filed with the Securities and Exchange Commission on April 28, 1998


                                                      Registration No. 33-56918*


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

A.       Exact name of trust:          INSURED MUNICIPAL SECURITIES TRUST, NEW
                                       YORK NAVIGATOR INSURED SERIES 13 & NEW
                                       JERSEY NAVIGATOR INSURED SERIES 9; SERIES
                                       31, NEW YORK NAVIGATOR INSURED SERIES 14
                                       & NEW JERSEY NAVIGATOR INSURED SERIES 10;
                                       SERIES 32, NEW YORK NAVIGATOR INSURED
                                       SERIES 16 & NEW JERSEY NAVIGATOR INSURED
                                       SERIES 12; AND SERIES 33, NEW YORK
                                       NAVIGATOR INSURED SERIES 17 & NEW JERSEY
                                       NAVIGATOR INSURED SERIES 13


B.       Name of depositors**:         REICH & TANG DISTRIBUTORS, INC.
                                       GRUNTAL & CO., L.L.C.


C.       Complete address of depositors' principal executive offices:


         Reich & Tang Distributors, Inc.    Gruntal & Co., L.L.C.
         600 Fifth Avenue                   14 Wall Street
         New York, NY 10020                 New York, NY 10005


D. Name and complete address of agent for service:


         PETER J. DeMARCO                      LEE FENSTERSTOCK                      Copy of comments to:
         Executive                             President                             MICHAEL R. ROSELLA, ESQ.
           Vice President                      Gruntal & Co.,                        Battle Fowler LLP
         Reich & Tang                            L.L.C.                              75 East 55th Street
           Distributors, Inc.                  14 Wall Street                        New York, NY 10022
         600 Fifth Avenue                      New York, NY 10005                    (212) 856-6858
         New York, NY 10020


It is proposed that this filing become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on April 30, 1998 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/ /  on (       date       ) pursuant to paragraph (a) of Rule 485


* The Prospectus included in this Registration constitutes a combined Prospectus as permitted by the Provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Insured Municipal Securities Trust, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 and New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13, covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-56918, 33-60604, 33-52397 and 33-58167, respectively) under the
         Act. This filing constitutes Post-Effective Amendment No. 5 for New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9, and Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Post-Effective Amendment No. 4 for Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Post-Effective Amendment No. 3 for Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13.

         Each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1997 on or about February 28, 1998.

** Gruntal & Co., L.L.C. acted as Co-Sponsor to all of the above-referenced trusts, except Series 32 and Series 33.


175582.1

                     Prospectus Part A Dated April 30, 1998



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 13






                  The Trust is a unit investment trust designated Series 13 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.




         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured


176548.1
bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.


                  Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part
A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)

                  Each Unit in the Trust represents a 1/3449th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


                  INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the

176548.1

Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                  All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 17.4% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Security Assurance Inc. ("Financial Security"), 15.6%; and Municipal Bond Insurance Association ("MBIA"), 1.8%.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.85% of the Public Offering Price, or 5.097% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,077.19 plus accrued interest of $8.59 under the monthly distribution plan, $13.41 under the semi-annual distribution plan and $13.59 under the annual distribution plan, for a total of $1,085.78, $1,090.60 and $1,090.78, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual

176548.1

Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.85% of the Public Offering Price (5.097% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

176548.1

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 13


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997




Date of Deposit*:  January 21, 1993                                  Weighted Average Life to
Principal Amount of Bonds ...                $3,245,000                 Maturity:  14.0 Years.
Number of Units .............                3,449                   Minimum Value of Trust:
Fractional Undivided Inter-                                             Trust may be terminated if
  est in Trust per Unit .....                1/3449                     value of Trust is less than
Principal Amount of                                                     $1,600,000 in principal
  Bonds per Unit ............                $940.86                    amount of Bonds.
Secondary Market Public                                              Mandatory Termination Date:
  Offering Price**                                                      The earlier of December 31,
  Aggregate Bid Price                                                   2041 or the disposition of
    of Bonds in Trust .......                $3,535,192+++              the last Bond in the Trust.
  Divided by 3,449 Units ....                $1,024.99               Trustee***:  The Chase
                                                                     -------
  Plus Sales Charge of 4.85%                                            Manhattan Bank.
    of Public Offering Price                 $52.20                  Trustee's Annual Fee:  Monthly
  Public Offering Price                                                 plan $1.14 per $1,000; semi-
    per Unit ................                $1,077.19+                 annual plan $.67 per $1,000;
Redemption and Sponsors'                                                and annual plan is $.40 per
  Repurchase Price                                                      $1,000.
  per Unit ..................                $1,024.99+              Evaluator:  Kenny S&P
                                                      +++               Evaluation Services.
                                                      ++++           Evaluator's Fee for Each
Excess of Secondary Market                                              Evaluation:  Minimum of $8
  Public Offering Price                                                 plus $.25 per each issue of
  over Redemption and                                                   Bonds in excess of 50 issues
  Sponsors' Repurchase                                                  (treating separate maturities
  Price per Unit ............                $52.20++++                 as separate issues).
Difference between Public                                            Sponsors:  Reich & Tang
  Offering Price per Unit                                               Distributors, Inc. and
  and Principal Amount per                                              Gruntal & Co., L.L.C.
  Unit Premium/(Discount) ...                $136.33                 Sponsors' Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                             of $.25 per $1,000 principal
  New York Time.                                                        amount of Bonds (see "Trust
Minimum Principal Distribution:                                         Expenses and Charges" in
  $1.00 per Unit.                                                       Part B of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option


Gross annual interest income# .........                      $59.61               $59.61               $59.61
Less estimated annual fees and
  expenses ............................                        2.32                 1.82                 2.05
Estimated net annual interest
  income (cash)# ......................                      $57.29               $57.79               $57.56
Estimated interest distribution# ......                        4.77                28.90                57.56
Estimated daily interest accrual# .....                       .1591                .1605                .1599
Estimated current return#++ ...........                       5.32%                5.36%                5.53%
Estimated long term return++ ..........                       2.98%                3.03%                3.01%
Record dates ..........................                    1st of           Dec. 1 and             Dec. 1
                                                           each month       June 1
Interest distribution dates ...........                    15th of          Dec. 15 and            Dec. 15
                                                           each month       June 15

176548.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $8.59 monthly, $13.41 semi-annually and $13.59 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


December 31, 1995           3,973       $1,042.40         $58.78          $59.29           $61.07         -0-
December 31, 1996           3,624        1,028.69          58.92           59.50            -0-           -0-
December 31, 1997           3,449        1,037.80          57.74           58.19            -0-        $14.84


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176548.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997


DESCRIPTION OF PORTFOLIO

                  The portfolio of the Trust consists of 8 issues representing obligations of 5 issuers located in the state of New York and one in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Four of the issues representing $1,945,000 of the principal amount of the Bonds are general obligation bonds. All four of the remaining issues representing $1,300,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Assistance Corporation 1, Transit Facility 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $1,195,000 (approximately 36.8% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 63.2% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

176548.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 13

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 13 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Portfolio
December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                   Redemption
                Aggregate                                                                      Coupon Rate/      Feature (2)(4)
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of      S.F.-Sinking Fund
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)      Ref.-Refunding

     1       $    450,000     N.Y. State Genl. Oblig. Serial Bonds                AAA         6.800%           No Sinking Fund
                              (MBIA Corp.)                                                    3/01/2011        3/01/02 @ 102 Ref.

     2            500,000     N.Y. State Local Gov. Assis. Corp. (A Pub.          AAA         6.250            4/01/13 @ 100 S.F.
                              Benefit Corp. of the State of N.Y.) Rev. Bonds                  4/01/2018        4/01/02 @ 102 Ref.
                              Series 1992C (MBIA Corp.)

     3             60,000     Metro. Trans. Auth. of N.Y. Transit Facs. Rev.      AAA         5.500            No Sinking Fund
                              Bonds Series G (MBIA Corp.)                                     7/01/2016        1/31/98 @ 100 Ref.

     4            235,000     Metro. Trans. Auth. of N.Y. Transit Facs. 1987      AAA         6.000            7/01/16 @ 100 S.F.
                              Serv. Cntrct. Rev. Bonds Series 6 (MBIA Corp.)                  7/01/2021        7/01/01 @ 100 Ref.

     5            600,000     N.Y. City Genl. Oblig. Rev. Bonds Fiscal 1993       AAA         6.750            No Sinking Fund
                              Series B (MBIA Corp.)                                           10/01/2015       10/01/02 @ 101.5 Ref.

     6            505,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys.   AAA         6.000            6/15/12 @ 100 S.F.
                              Rev. Bonds Fiscal 1993 Series A (MBIA Corp.)                    6/15/2017        6/15/02 @ 101.5 Ref.

     7            500,000     Suffolk Cnty. N.Y. Pub. Imprvmnt. Gen. Oblig.       AAA         6.375            No Sinking Fund
                              Rev. Serial Bonds Series 1992B (MBIA Corp.)                     11/01/2014       11/01/02 @ 102 Ref.

     8            395,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Genl. Oblig.       AAA         6.000            7/01/11 @ 100 S.F.
                              Rev. Rfndg. Bonds Series 1992A (MBIA Corp.)                     7/01/2014        7/01/02 @ 101.5 Ref.
             ------------



             $  3,245,000     Total Investments (Cost $3,302,637)
             ============



  Portfolio       Market
     No.         Value (3)

     1       $        497,633


     2                549,300



     3                 60,021


     4                249,657


     5                669,030


     6                539,572


     7                549,950


     8                420,003


             ----------------


             $      3,535,166
             ================





   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation               $232,529
             Gross unrealized depreciation                      -
                                                         --------



             Net unrealized appreciation                 $232,529
                                                         ========



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $3,302,637)                   $3,535,166
                                                         ----------

Other Assets
     Accrued Interest                                        55,347
                                                         ----------
         Total Other Assets                                  55,347
                                                         ----------

Liabilities
     Advance from Trustee                                    11,135
                                                         ----------
         Total Liabilities                                   11,135
                                                         ----------

Excess of Other Assets over Total Liabilities                44,212
                                                         ----------

Net Assets (3,449 Units of Fractional Undivided
     Interest Outstanding, $1,037.80 per Unit)           $3,579,378
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Statement of Operations





                                           For the Years Ended December 31,
                                            1997         1996        1995

Investment Income
     Interest                             $213,734     $236,044    $245,014
                                          --------     --------    --------

Expenses
     Trustee's Fees                          5,341        5,552       5,170
     Evaluator's Fee                         2,020        2,667       2,182
     Sponser's Advisory Fee                    906          988         988
                                          --------     --------    --------

         Total Expenses                      8,267        9,207       8,340
                                          --------     --------    --------

     Net Investment Income                 205,467      226,837     236,674
                                          --------     --------    --------

Realized and Unrealized Gain (Loss)
     Realized Gain (Loss)
         on Investments                     (4,159)       8,782        ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments      85,898      (65,114)    376,737
                                          --------     --------    --------

     Net Gain (Loss) on Investments         81,739      (56,332)    376,737
                                          --------     --------    --------

     Net Increase
         in Net Assets
         Resulting From Operations        $287,206     $170,505    $613,411
                                          ========     ========    ========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Statement of Changes in Net Assets





                                              For the Years Ended December 31,
                                            1997           1996          1995

Operations
Net Investment Income                     $205,467       $226,837      $236,674
Realized Gain (Loss)
     on Investments                         (4,159)         8,782          ----
Change in Unrealized Appreciation
     (Depreciation) on Investments          85,898        (65,114)      376,737
                                        ----------     ----------    ----------

          Net Increase in
                Net Assets Resulting
                From Operations            287,206        170,505       613,411
                                        ----------     ----------    ----------

Distributions to Certificateholders
     Investment Income                     214,659        226,389       239,103
     Principal                              40,799           ----          ----

Redemptions
     Interest                                2,889          5,281          ----
     Principal                             177,470        352,314          ----
                                        ----------     ----------    ----------

         Total Distributions
             and Redemptions               435,817        583,984       239,103
                                        ----------     ----------    ----------

         Total Increase (Decrease)        (148,611)      (413,479)      374,308

Net Assets
     Beginning of Year                   3,727,989      4,141,468     3,767,160
                                        ----------     ----------    ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $44,188, $56,269
         and $61,102, Respectively)     $3,579,378     $3,727,989    $4,141,468
                                        ==========     ==========    ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 13 (the "Trust") was organized on January 21, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997 and 1996, 175 and 349 units were redeemed respectively. No units were redeemed during the year ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.40 to $1.14 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,273 and other expenses of $2,068. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,608 and other expenses of $1,944. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders           $4,098,076
               Less Initial Gross Underwriting Commission       200,806
                                                             ----------
                                                              3,897,270
               Accumulated Cost of Securities Sold,
                  Matured or Called                            (594,633)
               Net Unrealized Appreciation                      232,529
               Undistributed Net Investment Income               44,188
               Undistributed Proceeds From Investments               24
                                                             ----------

                  Total                                      $3,579,378
                                                             ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                      1997          1996

      Net Asset Value, Beginning of Year**        $1,028.69    $1,042.40
                                                  ---------    ---------

          Interest Income                             60.43        62.13
          Expenses                                    (2.34)       (2.42)
                                                  ---------    ---------
          Net Investment Income                       58.09        59.71
                                                  ---------    ---------
          Net Gain or Loss on Investments(1)          24.06       (12.44)
                                                  ---------    ---------

      Total from Investment Operations                82.15        47.27
                                                  ---------    ---------

      Less Distributions
          to Certificateholders
              Income                                  60.69        59.59
              Principal                               11.53      ----
          for Redemptions
              Interest                                  .82         1.39
                                                  ---------    ---------

      Total Distributions                             73.04        60.98
                                                  ---------    ---------

      Net Asset Value, End of Year**              $1,037.80    $1,028.69
                                                  =========    =========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





----------
     * Unless otherwise stated, based upon average units outstanding during the year of 3,537 ([3,449 + 3,624]/2) for 1997 and of 3,799 ([3,624 +
         3,973]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 9






                  The Trust is a unit investment trust designated Series 9 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies.


176205.1

All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)

                  Each Unit in the Trust represents a 1/3842nd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


                  INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of

                                       A-2
176205.1
the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                  All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 89.1% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 21.4%; Financial Guaranty Insurance Company ("Financial Guaranty"), 5.2%; and MBIA Corp., 62.5%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.50% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,088.30 plus accrued interest of $7.72 under the monthly distribution plan, $12.52 under the semi-annual distribution plan and $12.62 under the annual distribution plan, for a total of $1,096.02, $1,100.82 and $1,100.92, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates

                                       A-3
176205.1
on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.50% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.



                                       A-4
176205.1

                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 9


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997




Date of Deposit*:  January 21, 1993                               Minimum Principal Distribution:
Principal Amount of Bonds ...                $3,810,000              $1.00 per Unit.
Number of Units .............                3,842                Weighted Average Life to Maturity:
Fractional Undivided Inter-                                          21.8 Years.
  est in Trust per Unit .....                1/3842               Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if value of
  Bonds per Unit ............                $991.68                 Trust is less than $1,600,000 in
Secondary Market Public                                              principal amount of Bonds.
  Offering Price**                                                Mandatory Termination Date:
  Aggregate Bid Price                                                The earlier of December 31, 2041 or
    of Bonds in Trust .......                $3,951,257+++           the disposition of the last Bond in
  Divided by 3,842 Units ....                $1,028.44               the Trust.
  Plus Sales Charge of 5.50%                                      Trustee***:  The Chase Manhattan
    of Public Offering Price.                $59.86                  Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
    per Unit ................                $1,088.30               plan $1.12 per $1,000; semi-annual
Redemption and Sponsors'                                             plan $.65 per $1,000; and annual
  Repurchase Price                                                   plan is $.38 per $1,000.
  per Unit ..................                $1,028.44+           Evaluator:  Kenny S&P Evaluation
                                                      +++            Services.
                                                      ++++        Evaluator's Fee for Each
Excess of Secondary Market                                           Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                                              per each issue of Bonds in excess of
  over Redemption and                                                50 issues (treating separate
  Sponsors' Repurchase                                               maturities as separate issues).
  Price per Unit ............                $59.86++++           Sponsors:  Reich & Tang Distributors,
Difference between Public                                            Inc. and Gruntal & Co., L.L.C.
  Offering Price per Unit                                         Sponsors' Annual Fee:  Maximum of
  and Principal Amount per                                           $.25 per $1,000 principal amount of
  Unit Premium/(Discount) ...                $96.62                  Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                                          Charges" in Part B of this
  New York Time.                                                     Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option
                                                             ------             ------               ------


Gross annual interest income# .........                        $58.91            $58.91               $58.91
Less estimated annual fees and
  expenses ............................                          2.31              1.77                  .72
Estimated net annual interest                                   _____             _____                _____
  income (cash)# ......................                        $56.60            $57.14               $58.19
Estimated interest distribution# ......                          4.72             28.57                58.19
Estimated daily interest accrual# .....                         .1572             .1587                .1616
Estimated current return#++ ...........                         5.20%             5.25%                5.35%
Estimated long term return++ ..........                         3.28%             3.33%                3.43%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15


                                       A-5
176205.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $7.72 monthly, $12.52 semi-annually and $12.62 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:


                                                                                                    Distribu-
                                                           Distributions of Interest                tions of
                                                          During the Period (per Unit)              Principal
                                                          ----------------------------               During
                                          Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------



December 31, 1995               3,985       $1,040.38       $59.46          $60.06           $60.53          -0-
December 31, 1996               3,965        1,020.62        57.40           58.05            59.09        $3.70
December 31, 1997               3,842        1,040.34        56.74           57.33            58.38         4.30



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
176205.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997


DESCRIPTION OF PORTFOLIO*

                  The portfolio of the Trust consists of 11 issues representing obligations of 10 issuers located in the state of New Jersey and one in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 18.8% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 12.2% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $415,000 of the principal amount of the Bonds is a general obligation bond. All ten of the remaining issues representing $3,395,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Educational Facility 2, Hospital 2, Sewer 1, Single Family Mortgage Revenue 1, Utility 2 and Water 1. For an explanation of the significance of these factors see "The Trust-- Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $615,000 (approximately 16.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 5.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 35.8% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 48.1% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  Portfolio No. 2 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* Changes in the Trust Portfolio: From January 1, 1998 to March 20, 1998, $85,000 of the principal amount of the Bond in portfolio no. 5 was sold and is no longer contained in the Trust. 141 Units were redeemed from the Trust.

                                       A-7
176205.1
                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 9

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Portfolio
December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                    Redemption
                Aggregate                                                                      Coupon Rate/       Feature (2)(4)
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of       S.F.-Sinking Fund
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)       Ref.-Refunding

     1       $    400,000     N.J. Ed. Facs. Auth. Rfndg. Rev. Bonds Trenton      AAA         6.000%            7/01/13 @ 100 S.F.
                              State Cllg. Issue Series 1992E (MBIA Corp.)                     7/01/2019         7/01/02 @ 102 Ref.

     2            465,000     N.J. Hsg. & Mtg. Finc. Agency Home Buyer Rev.       AAA         6.300             4/01/11 @ 100 S.F.
                              Bond Series 1990F-2 (AMT) (MBIA Corp.)                          4/01/2025         10/01/00 @ 102 Ref.

     3            415,000     N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds       AAA         6.600             7/01/05 @ 100 S.F.
                              Helene Fuld Med. Cntr. Issue Series D                           7/01/2021         7/01/01 @ 102 Ref.
                              (MBIA Corp.)

     4            300,000     N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds       AAA         6.625             7/01/04 @ 100 S.F.
                              Robert Wood Johnson Univ. Hosp. Series B                        7/01/2016         7/01/01 @ 102 Ref.
                              (MBIA Corp.)

     5            365,000     Hoboken-Union City-Weehawken N.J. Swrge. Auth.      AAA         6.200             8/01/16 @ 100 S.F.
                              Swr. Rev. Rfndg. Bonds Series 1992 (MBIA Corp.)                 8/01/2019         8/01/02 @ 102 Ref.

     6            500,000     Hudson Cnty. N.J. Correc. Fac. Certs. of Part. Rev. AAA         6.600             6/01/12 @ 100 S.F.
                              Rfndg. Bonds Series 1992 (MBIA Corp.)                           12/01/2021        6/01/02 @ 101.5 Ref.

     7            250,000     Lumberton Twnshp. N.J. Bd. of Ed. Schl. Dstrct.     AAA         6.100             4/01/07 @ 100 S.F.
                              Burlington N.J. Rev. Rfndg. Bonds Certs. of Part.               10/01/2013        4/01/03 @ 101 Ref.
                              (MBIA Corp.)

     8            500,000     No. Jersey Dstrct. Wtr. Supl. Commsn. of the State  AAA         6.000             7/01/13 @ 100 S.F.
                              of N.J. Wanaque So. Prjt. Rev. Rfndg. Bonds                     7/01/2021         7/01/03 @ 102 Ref.
                              Series 1993 (MBIA Corp.)

     9            415,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Genl. Oblig.       AAA         6.000             7/01/11 @ 100 S.F.
                              Rev. Rfndg. Bonds Series 1992A (MBIA Corp.)                     7/01/2014         7/01/02 @ 101.5 Ref.

    10             90,000     Camden Cnty. N.J. Muni. Utils. Auth. Cnty.          AAA         0.000             No Sinking Fund
                              Agreement Swr. Rev. Cap. Apprec. Bonds                          9/01/2017         None
                              Series 1990 B (MBIA Corp.)

    11            110,000     West N.Y., N.J. Muni. Utils. Auth. (Hudson Cnty.    AAA         0.000             No Sinking Fund
                              N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                       12/15/2020        None
                              Series 1991 (MBIA Corp.)

             ------------

             $  3,810,000     Total Investments (Cost $3,703,892)
             ============



  Portfolio      Market
     No.        Value (3)

     1      $        429,220


     2               479,536


     3               450,740



     4               326,076



     5               397,967


     6               545,670


     7               269,747



     8               537,920



     9               441,270


    10                30,902



    11                33,854



            ----------------

            $      3,942,902
            ================


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation               $239,010
             Gross unrealized depreciation                      -
                                                         --------


             Net unrealized appreciation                 $239,010
                                                         ========



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $3,703,892)                   $3,942,902
                                                         ----------

Other Assets
     Accrued Interest                                        86,398
                                                         ----------
         Total Other Assets                                  86,398
                                                         ----------

Liabilities
     Advance from Trustee                                    32,321
                                                         ----------
         Total Liabilities                                   32,321
                                                         ----------

Excess of Other Assets over Total Liabilities                54,077
                                                         ----------
Net Assets (3,842 Units of Fractional Undivided
     Interest Outstanding, $1,040.34 per Unit)           $3,996,979
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Statement of Operations





                                            For the Years Ended December 31,
                                             1997        1996        1995

Investment Income
     Interest                            $235,109    $240,353    $241,309
                                         --------    --------    --------

Expenses
     Trustee's Fees                         5,872       5,575       5,138
     Evaluator's Fee                        2,009       2,373       2,000
     Sponser's Advisory Fee                   984       1,000       1,000
                                         --------    --------    --------

         Total Expenses                     8,865       8,948       8,138
                                         --------    --------    --------

     Net Investment Income                226,244     231,405     233,171
                                         --------    --------    --------

Realized and Unrealized Gain (Loss)
     Realized Gain (Loss)
         on Investments                     4,466        (403)       ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments     87,871     (64,731)    424,271
                                         --------    --------    --------

     Net Gain (Loss) on Investments        92,337     (65,134)    424,271
                                         --------    --------    --------

     Net Increase
         in Net Assets
         Resulting From Operations       $318,581    $166,271    $657,442
                                         ========    ========    ========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Statement of Changes in Net Assets





                                               For the Years Ended December 31,
                                              1997           1996          1995

Operations
Net Investment Income                     $226,244       $231,405      $233,171
Realized Gain (Loss)
     on Investments                          4,466           (403)         ----
Change in Unrealized Appreciation
     (Depreciation) on Investments          87,871        (64,731)      424,271
                                          --------       --------      --------

          Net Increase in
                Net Assets Resulting
                From Operations            318,581        166,271       657,442
                                          --------       --------      --------

Distributions to Certificateholders
     Investment Income                     224,813        230,062       238,657
     Principal                              17,049         15,023          ----

Redemptions
     Interest                                1,566            200           172
     Principal                             124,931         20,137        14,959
                                          --------       --------      --------

         Total Distributions
              and Redemptions              368,359        265,422       253,788
                                          --------       --------      --------

         Total Increase (Decrease)         (49,778)       (99,151)      403,654

Net Assets
     Beginning of Year                   4,046,757      4,145,908     3,742,254
                                         ---------      ---------     ---------

     End of Year (Including
         Undistributed Net Investment
         Income of $58,182, $58,317
         and $57,174, Respectively)     $3,996,979     $4,046,757    $4,145,908
                                        ==========     ==========    ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 (the "Trust") was organized on January 21, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997, 1996 and 1995, 123, 20 and 15 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.38 to $1.12 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,452 and other expenses of $2,420. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,523 and other expenses of $2,052. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders           $4,088,142
               Less Initial Gross Underwriting Commission       200,319
                                                             ----------
                                                              3,887,823
               Accumulated Cost of Securities Sold,
                  Matured or Called                            (196,392)
               Net Unrealized Appreciation                      239,010
               Undistributed Net Investment Income               58,182
               Undistributed Proceeds From Investments            8,356
                                                             ----------

                  Total                                      $3,996,979
                                                             ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $12,461.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                    1997          1996

      Net Asset Value, Beginning of Year**        $1,020.62    $1,040.38
                                                  ---------    ---------

          Interest Income                             60.22        60.47
          Expenses                                    (2.27)       (2.25)
                                                  ---------    ---------
          Net Investment Income                       57.95        58.22
                                                  ---------    ---------
          Net Gain or Loss on Investments(1)          24.13       (16.27)
                                                  ---------    ---------

      Total from Investment Operations                82.08        41.95
                                                  ---------    ---------

      Less Distributions
          to Certificateholders
              Income                                  57.59        57.88
              Principal                                4.37         3.78
          for Redemptions
              Interest                                  .40          .05
                                                  ---------    ---------

      Total Distributions                             62.36        61.71
                                                  ---------    ---------

      Net Asset Value, End of Year**              $1,040.34    $1,020.62
                                                  =========    =========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





----------
     * Unless otherwise stated, based upon average units outstanding during the year of 3,904 ([3,842 + 3,965]/2) for 1997 and of 3,975 ([3,965 +
         3,985]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 31

--------------------------------------------------------------------------------


                  The Trust is a unit investment trust designated Series 31 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."


                  Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions

176163.1

("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit in the Trust represents a 1/3675th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 6.0%; Connie Lee Insurance Company ("Connie Lee"), 13.4%; Financial Guaranty Insurance Company ("Financial Guaranty"), 11.4%; Financial Security Assurance Inc. ("Financial Security"), 26.2%; and MBIA Corp., 43.0%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.37% of the Public Offering Price, or 5.675% of the net amount invested in Bonds per

176163.1

Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,084.14 plus accrued interest of $8.13 under the monthly distribution plan, $12.70 under the semi-annual distribution plan and $12.76 under the annual distribution plan, for a total of $1,092.27, $1,096.84 and $1,096.90, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if

176163.1
any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.37% of the Public Offering Price (5.675% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

176163.1

                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 31


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997
            --------------------------------------------------------

Date of Deposit*:  April 29, 1993                                Minimum Principal Distribution:
Principal Amount of Bonds....                $3,725,000             $1.00 per Unit.
Number of Units .............                3,675               Weighted Average Life to Maturity:
Fractional Undivided Inter-                                         23.9 Years.
  est in Trust per Unit .....                1/3675              Minimum Value of Trust:
Principal Amount of                                                 Trust may be terminated if value of
  Bonds per Unit ............                $1,013.61              Trust is less than $1,600,00 in
Secondary Market Public                                             principal amount of Bonds.
  Offering Price**                                               Mandatory Termination Date:
  Aggregate Bid Price                                               The earlier of December 31, 2042 or
    of Bonds in Trust .......                $3,770,292++           the disposition of the last Bond in
  Divided by 3,675 Units ....                $1,025.93              the Trust.
  Plus Sales Charge of 5.37%                                     Trustee***:  The Chase Manhattan
    of Public Offering Price.                $58.21                 Bank.
  Public Offering Price                                          Trustee's Annual Fee:  Monthly
    per Unit ................                $1,084.14+             plan $1.10 per $1,000; semi-annual
Redemption and Sponsors'                                            plan $.63 per $1,000; and annual plan
  Repurchase Price                                                  is $.36 per $1,000.
  per Unit ..................                $1,025.93+          Evaluator:  Kenny S&P Evaluation
                                                      +++           Services.
                                                      ++++       Evaluator's Fee for Each
Excess of Secondary Market                                          Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                                             per each issue of Bonds in excess of
  over Redemption and                                               50 issues (treating separate
  Sponsors' Repurchase                                              maturities as separate issues).
  Price per Unit ............                $58.21++++          Sponsors:  Reich & Tang
Difference between Public                                           Distributors, Inc. and Gruntal & Co.,
  Offering Price per Unit                                           L.L.C.
  and Principal Amount per                                       Sponsors' Annual Fee:  Maximum of
  Unit Premium/(Discount) ...                $70.53                 $.25 per $1,000 principal amount of
Evaluation Time:  4:00 p.m.                                         Bonds (see "Trust Expenses and
  New York Time.                                                    Charges" in Part B of this
                                                                    Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option
                                                             ------             ------               ------


Gross annual interest income# .........                        $57.54               $57.54               $57.54
Less estimated annual fees and
  expenses ............................                          2.28                 2.29                 1.71
Estimated net annual interest                                   _____                _____                _____
  income (cash)# ......................                        $55.26               $55.25               $55.83
Estimated interest distribution# ......                          4.60                27.63                55.83
Estimated daily interest accrual# .....                         .1535                .1534                .1550
Estimated current return#++ ...........                         5.10%                5.10%                5.15%
Estimated long term return++ ..........                         3.61%                3.61%                3.67%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15


176163.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $8.13 monthly, $12.70 semi-annually and $12.76 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


December 31, 1995               3,988       $1,011.16       $55.04          $55.54           $55.88          -0-
December 31, 1996               3,869        1,004.77        55.20           55.27            55.78          -0-
December 31, 1997               3,675        1,038.12        86.69           54.85            55.47        $3.94


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176163.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997



DESCRIPTION OF PORTFOLIO*
-------------------------


                  The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 10 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of under writing syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 40.2%** are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Ten issues representing $3,725,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Center 1, Convention Center 1, Hospital 3, Power 2, Sewer 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $1,500,000 (approximately 40.2% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 5.4% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 59.8% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 1998 to March 20, 1998, $105,000 of the principal amount of the Bond in portfolio no. 2 was sold and is no longer contained in the Trust. 119 Units were redeemed from the Trust.

** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

176163.1

                        Report of Independent Accountants


 To the Sponsor, Trustee and Certificateholders of
 Insured Municipal Securities Trust, Series 31

 In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 31 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




 PRICE WATERHOUSE LLP
 Boston, MA
 March 18, 1998


Insured Municipal Securities Trust, Series 31
Portfolio
December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Redemption
             Aggregate                                                              Coupon Rate/      Feature (2)(4)
 Portfolio   Principal    Name of Issuer and                               Ratings  Date(s) of      S.F.-Sinking Fund       Market
    No.       Amount        Title of Bonds                                   (1)    Maturity (2)      Ref.-Refunding       Value (3)
    1      $  500,000     West Jefferson Ala. Dev. Bd. of the Town of        AAA    6.050%          No Sinking Fund    $   513,205
                          West Jefferson Poll. Cntrl. Rev. Rfndg. Bonds             5/01/2023       5/01/98 @ 102 Ref.
                          (Ala. Pwr. Co. Miller Plant Prjt.) Series C
                          (MBIA Corp.)

    2         225,000     Metro. Pier & Expo. Auth. Ill. McCormick Place     AAA    6.500           6/15/23 @ 100 S.F.     252,992
                          Expansion Prjt. Bonds Series 1992A (AMBAC)                6/15/2027       6/15/03 @ 102 Ref.

    3         500,000     St. Joseph Cnty. Ind. Hosp. Auth. Hosp. Rev.       AAA    6.250           8/15/13 @ 100 S.F.     541,575
                          Bonds (Mem. Hosp. of So. Bend Prjt.) Series 1992          8/15/2022       2/15/03 @ 102 Ref.
                          (MBIA Corp.)

    4         500,000     Mass St. Hlth. & Ed. Facs. Auth. Rev. Bonds (Mass  AAA    6.000           7/01/13 @ 100 S.F.     531,330
                          Med. Schl. Rsrch. Prjt.) Series A (Connie Lee)            7/01/2023       7/01/02 @ 102 Ref.

    5         500,000     Coastal Bend Tx. Hlth. Facs. Dev. Corp. Incarnate  AAA    6.000           11/15/14 @ 100 S.F.    536,180
                          Word Hlth. Servs. Rev. Bonds Series A                     11/15/2022      11/15/02 @ 102 Ref.
                          (Financial Security)

    6         300,000     Seattle Wa. Muniplty. of Metro. Seattle Swr.       AAA    5.700           No Sinking Fund        313,824
                          Rfndg. Rev. Bonds Series Y (Financial Guaranty)           1/01/2015       1/01/03 @ 102 Ref.

    7         500,000     W.V. Wtr. Dev. Auth. Wtr. Dev. Rev. Rfndg. Bonds   AAA    5.750           11/01/24 @ 100 S.F.    522,375
                          (Loan Prgm. II) 1993 Series A-II                          11/01/2029      11/01/03 @ 102 Ref.
                          (Financial Security)

    8         500,000     Marshall Cnty. W.V. Poll. Cntrl. Rev. Bonds (Ohio  AAA    5.900           No Sinking Fund        534,456
                          Pwr. Co. Prjt.) Series D (MBIA Corp.)                     4/01/2022       4/01/03 @ 102 Ref.

    9          75,000     Birmingham - Jefferson Ala. Civic Cntr. Auth.      AAA    0.000           No Sinking Fund         20,738
                          (Jefferson Cnty. Ala.) Rev. Rfndg. Bonds                  9/01/2022       None
                          (MBIA Corp.)

   10         125,000     Pottstown Borough Auth. Montgomery Cnty. Penn.     AAA    0.000           No Sinking Fund         37,945
                          Gtd. Swr. Rev. Bonds Series 1991 (Financial               11/01/2020      None
                          Guaranty)
           ----------
                                                                                                                    --------------

           $3,725,000     Total Investments (Cost $3,591,665)                                                       $   3,804,620
           ==========                                                                                               ==============



   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 31
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation                         $     212,955
           Gross unrealized depreciation                                  -
                                                                 -------------


           Net unrealized appreciation                           $     212,955
                                                                 =============



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 31

Statement of Net Assets
December 31, 1997
--------------------------------------------------------------------------------





Investments in Securities,
     at Market Value (Cost $3,591,665)                           $    3,804,620
                                                                 --------------
Other Assets
     Accrued Interest                                                    57,045
                                                                 --------------
         Total Other Assets                                              57,045
                                                                 --------------
Liabilities
     Advance from Trustee                                                20,621
     Redemptions Payable                                                 25,944
                                                                 --------------
         Total Liabilities                                               46,565
                                                                 --------------
Excess of Other Assets over Total Liabilities                            10,480
                                                                 --------------
Net Assets (3,675 Units of Fractional Undivided
     Interest Outstanding, $1,038.12 per Unit)                   $    3,815,100
                                                                 ==============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 31

Statement of Operations
--------------------------------------------------------------------------------




                                                                       For the Years Ended December 31,
                                                               1997                       1996                  1995

Investment Income
     Interest                                           $   219,043                $   231,879            $  231,905
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           7,557                      6,972                 6,651
     Evaluator's Fee                                          2,009                      2,373                 2,000
     Sponser's Advisory Fee                                     986                      1,000                 1,000
                                                        -----------                -----------            ----------

         Total Expenses                                      10,552                     10,345                 9,651
                                                        -----------                -----------            ----------
     Net Investment Income                                  208,491                    221,534               222,254
                                                        -----------                -----------            ----------
Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                          8,117                      2,524                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      127,387                    (29,641)              531,637
                                                        -----------                -----------            ----------
     Net Gain (Loss) on Investments                         135,504                    (27,117)              531,637
                                                        -----------                -----------            ----------
     Net Increase
         in Net Assets
         Resulting From Operations                      $   343,995                $   194,417            $  753,891
                                                        ===========                ===========            ==========
    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 31

Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                                                       For the Years Ended December 31,
                                                               1997                       1996                  1995
Operations
Net Investment Income                                     $    208,491            $    221,534         $     222,254
Realized Gain
     on Investments                                              8,117                   2,524                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             127,387                 (29,641)              531,637
                                                          ------------            ------------         -------------
          Net Increase in
                Net Assets Resulting
                From Operations                                343,995                 194,417               753,891
                                                          ------------            ------------         -------------
Distributions to Certificateholders
     Investment Income                                         207,834                 220,259               220,482
     Principal                                                  14,874                    ----                  ----

Redemptions
     Interest                                                    2,326                   1,478                   146
     Principal                                                 191,332                 117,708                11,403
                                                          ------------            ------------         -------------
         Total Distributions
             and Redemptions                                   416,366                 339,445               232,031
                                                          ------------            ------------         -------------
         Total Increase (Decrease)                             (72,371)               (145,028)              521,860

Net Assets
     Beginning of Year                                       3,887,471               4,032,499             3,510,639
                                                          ------------            ------------         -------------
     End of Year (Including
         Undistributed Net Investment
         Income of $56,604, $58,273
         and $58,476, Respectively)                       $  3,815,100            $  3,887,471          $  4,032,499
                                                          ============            ============          ============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------




1.       Organization

         Insured Municipal Securities Trust, Series 31 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997, 1996 and 1995, 194, 119 and 12 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,676 and other expenses of $3,881. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,794 and other expenses of $3,178. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------



5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

                  Original cost to Certificateholders                                               $      4,069,629
                  Less Initial Gross Underwriting Commission                                                 199,412
                                                                                                    ----------------
                                                                                                           3,870,217
                  Accumulated Cost of Securities Sold,
                     Matured or Called                                                                      (290,348)
                  Net Unrealized Appreciation                                                                212,955
                  Undistributed Net Investment Income                                                         56,604
                  Distributions in Excess of Proceeds From Investments                                       (34,328)
                                                                                                    ----------------
                                      Total                                                          $     3,815,100
                                                                                                    ================

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $11,796.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------



7. Financial Highlights (per unit)* Selected data for a unit of the Trust outstanding:

                                                                                 For the years ended December 31,
                                                                                    1997                        1996
         Net Asset Value, Beginning of Year**                                  $   1,004.77               $   1,011.16
                                                                               ------------               ------------
             Interest Income                                                          58.07                      59.02
             Expenses                                                                 (2.80)                     (2.63)
                                                                               ------------               ------------
             Net Investment Income                                                    55.27                      56.39
                                                                               ------------               ------------
             Net Gain or Loss on Investments(1)                                       37.74                      (6.34)
                                                                               ------------               ------------
         Total from Investment Operations                                             93.01                      50.05
                                                                               ------------               ------------
         Less Distributions
             to Certificateholders
                 Income                                                               55.10                      56.06
                 Principal                                                             3.94                      ----
             for Redemptions
                 Interest                                                               .62                        .38
                                                                               ------------               ------------
         Total Distributions                                                          59.66                      56.44
                                                                               ------------               ------------
        Net Asset Value, End of Year**                                         $   1,038.12               $   1,004.77

                                                                               ============               ============

 (1)     Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.




-------------------------
     * Unless otherwise stated, based upon average units outstanding during the year of 3,772 ([3,675 + 3,869]/2) for 1997 and of 3,929 ([3,869 +
         3,988]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 14

--------------------------------------------------------------------------------




                  The Trust is a unit investment trust designated Series 14 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.




         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and

176206.1
public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.


                  Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part
A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)

                  Each Unit in the Trust represents a 1/6740th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


                  INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and

176206.1
interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                  All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 14.3% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 14.3%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.03% of the Public Offering Price, or 5.296% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,062.10 plus accrued interest of $7.45 under the monthly distribution plan, $12.04 under the semi-annual distribution plan and $12.17 under the annual distribution plan, for a total of $1,069.95, $1,074.14 and $1,074.27, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual

176206.1

Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.03% of the Public Offering Price (5.296% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

176206.1

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 14


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997

Date of Deposit*:  April 29, 1993                                 Weighted Average Life to
Principal Amount of Bonds ...                $6,740,000              Maturity:  20.3 Years.
Number of Units .............                6,740                Minimum Value of Trust:
Fractional Undivided Inter-                                          Trust may be terminated if
  est in Trust per Unit .....                1/6740                  value of Trust is less than
Principal Amount of                                                  $2,800,000 in principal amount
  Bonds per Unit ............                $1,000.00               of Bonds.
Secondary Market Public                                           Mandatory Termination Date:
  Offering Price**                                                   The earlier of December 31,
  Aggregate Bid Price                                                2042 or the disposition of the
    of Bonds in Trust .....                  $6,798,694+++           last Bond in the Trust.
  Divided by 6,740 Units ....                $1,008.71            Trustee***:  The Chase Manhattan
  Plus Sales Charge of 5.03%                                         Bank.
    of Public Offering Price                 $53.39               Trustee's Annual Fee:  Monthly
  Public Offering Price                                              plan $1.04 per $1,000; semi-
    per Unit ................                $1,062.10+              annual plan $.56 per $1,000;
Redemption and Sponsors'                                             and annual plan is $.37 per
  Repurchase Price                                                   $1,000.
  per Unit ..................                $1,008.71+           Evaluator:  Kenny S&P Evaluation
                                                      +++            Services.
                                                      ++++        Evaluator's Fee for Each
Excess of Secondary Market                                           Evaluation:  Minimum of $8 plus
  Public Offering Price                                              $.25 per each issue of Bonds in
  over Redemption and                                                excess of 50 issues (treating
  Sponsors' Repurchase                                               separate maturities as separate
  Price per Unit ............                $53.39++++              issues).
Difference between Public                                         Sponsors:  Reich & Tang
  Offering Price per Unit                                            Distributors, Inc. and Gruntal
  and Principal Amount per                                           & Co., L.L.C.
  Unit Premium/(Discount) ...                $62.10               Sponsors' Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                          of $.25 per $1,000 principal
  New York Time.                                                     amount of Bonds (see "Trust
Minimum Principal Distribution:                                      Expenses and Charges" in Part B
  $1.00 per Unit.                                                    of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option
                                                             ------             ------               ------

Gross annual interest income# .........                        $56.30               $56.30               $56.30
Less estimated annual fees and
  expenses ............................                          1.85                 1.36                 1.57
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $54.45               $54.94               $54.73
Estimated interest distribution# ......                          4.54                27.47                54.73
Estimated daily interest accrual# .....                         .1512                .1526                .1520
Estimated current return#++ ...........                         5.13%                5.17%                5.30%
Estimated long term return++ ..........                         4.02%                4.07%                4.05%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15


176206.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $7.45 monthly, $12.04 semi-annually and $12.17 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


December 31, 1995               7,000       $1,003.02       $56.43          $57.00              -           -0-
December 31, 1996               6,811          987.54        54.72           55.26              -           -0-
December 31, 1997               6,740                        54.50           55.07              -          $2.81


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176206.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997



DESCRIPTION OF PORTFOLIO*
-------------------------


                  The portfolio of the Trust consists of 9 issues representing obligations of 8 issuers located in the state of New York and one in Puerto Rico. The Sponsors have participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 33.3%** are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $925,000 of the principal amount of the Bonds are general obligation bonds. All seven of the remaining issues representing $5,815,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Facility 1, Commuter Facility 1, Hospital 3, Local Government Assistance 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $2,520,000 (approximately 37.4% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $470,000 (approximately 7.0% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 62.6% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



--------
* Changes in the Trust Portfolio: From January 1, 1998 to March 20, 1998, $500,000 of the principal amount of the Bond in portfolio no. 4 was sold and is no longer contained in the Trust. 535 Units were redeemed from the Trust.

** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

176206.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 14

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 14 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Portfolio
December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                   Redemption
                Aggregate                                                                      Coupon Rate/      Feature (2)(4)
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of      S.F.-Sinking Fund
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)      Ref.-Refunding

     1       $  1,050,000     N.Y. Local Gov. Asstnce Corp. (A Pub. Benefit       AAA         5.500%           4/01/17 @ 100 S.F.
                              Corp. of the State of N.Y.) Rev. Rfndg. Bonds                   4/01/2021        4/01/03 @ 102 Ref.
                              Series 1993B (MBIA Corp.)

     2            965,000     N.Y. State Med. Care Facs. Finc. Agncy. Rev.        AAA         6.375            2/15/11 @ 100 S.F.
                              Bonds Mental Hlth. Servs. Facs. Series A                        8/15/2017        2/15/02 @ 102 Ref.
                              (MBIA Corp.)

     3            225,000     N.Y. State Med. Care Facs. Finc. Agncy. Hosp.       AAA         6.375            No Sinking Fund
                              & Nrsg. Home FHA-Insrd. Mtg. Rev. Bonds                         8/15/2029        8/15/02 @ 102 Ref.
                              Series 1992C (MBIA Corp.)

     4          1,055,000     N.Y. State Med. Care Facs. Finc. Agncy. Rev.        AAA         6.450            8/15/98 @ 100 S.F.
                              Bonds Hosp. & Nrsg. Home FHA-Insrd. Mtg.                        2/15/2032        2/15/03 @ 102 Ref.
                              Loan Series D (MBIA Corp.)

     5          1,050,000     Metro. Trans. Auth. Commtr. Facs. 1987 Serv.        AAA         6.000            7/01/17 @ 100 S.F.
                              Cntrct. Rev. Bonds Series 3 (MBIA Corp.)                        7/01/2019        7/01/00 @ 100 Ref.

     6            865,000     N.Y. City Genl. Oblig. Rev. Bonds Series A          AAA         6.500            No Sinking Fund
                              1993 (MBIA Corp.)                                               8/01/2014        8/01/02 @ 101.5 Ref.

     7          1,000,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys.   AAA         5.500            6/15/18 @ 100 S.F.
                              Rev. Bonds Fiscal 1993 Series A (MBIA Corp.)                    6/15/2020        6/15/02 @ 100 Ref.

     8             60,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Rfndg. Rev.        AAA         6.000            7/01/11 @ 100 S.F.
                              Genl. Oblig. Rev. Bonds Series 1992A                            7/01/2014        7/01/02 @ 101.5 Ref.
                              (MBIA Corp.)

     9            470,000     Glencove N.Y. Ind. Dev. Agncy. Civic Fac. Rev.      AAA         0.000            No Sinking Fund
                              Bonds (Regency at Glencove) Series B                            10/15/2019       None
                              (MBIA Corp.)
             ------------



             $  6,740,000     Total Investments (Cost $6,540,816)
             ============






  Portfolio        Market
     No.          Value (3)

     1        $      1,073,183



     2               1,047,247



     3                 245,781



     4               1,160,838



     5               1,099,749


     6                 949,113


     7               1,014,540


     8                  63,798



     9                 144,408



              ----------------


              $      6,798,657
              ================


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation               $257,841
             Gross unrealized depreciation                      -
                                                         --------



             Net unrealized appreciation                 $257,841
                                                         ========



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $6,540,816)                   $6,798,657
                                                         ----------

Other Assets
     Accrued Interest                                       127,975
                                                         ----------
         Total Other Assets                                 127,975
                                                         ----------

Liabilities
     Advance from Trustee                                    51,296
                                                         ----------
         Total Liabilities                                   51,296
                                                         ----------

Excess of Other Assets over Total Liabilities                76,679
                                                         ----------

Net Assets (6,740 Units of Fractional Undivided
     Interest Outstanding, $1,020.08 per Unit)           $6,875,336
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Statement of Operations





                                            For the Years Ended December 31,
                                            1997         1996          1995

Investment Income
     Interest                             $387,236     $400,381      $400,113
                                          --------     --------    ----------

Expenses
     Trustee's Fees                          9,662        7,930         7,369
     Evaluator's Fee                         2,009        2,373         1,959
     Sponser's Advisory Fee                  1,723        1,750         1,750
                                          --------     --------    ----------

         Total Expenses                     13,394       12,053        11,078
                                          --------     --------    ----------

     Net Investment Income                 373,842      388,328       389,035
                                          --------     --------    ----------

Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                        (1,141)      (1,075)         ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments     239,172     (111,574)      833,685
                                          --------     --------    ----------

     Net Gain (Loss) on Investments        238,031     (112,649)      833,685
                                          --------     --------    ----------

     Net Increase
         in Net Assets
         Resulting From Operations        $611,873     $275,679    $1,222,720
                                          ========     ========    ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Statement of Changes in Net Assets





                                             For the Years Ended December 31,
                                            1997           1996          1995

Operations
Net Investment Income                     $373,842       $388,328      $389,035
Realized (Loss)
     on Investments                         (1,141)        (1,075)         ----
Change in Unrealized Appreciation
     (Depreciation) on Investments         239,172       (111,574)      833,685
                                        ----------     ----------    ----------

          Net Increase in
                Net Assets Resulting
                From Operations            611,873        275,679     1,222,720
                                        ----------     ----------    ----------

Distributions to Certificateholders
     Investment Income                     371,940        384,956       397,008
     Principal                              19,054           ----          ----

Redemptions
     Interest                                  570          1,962          ----
     Principal                              71,111        183,767          ----
                                        ----------     ----------    ----------

         Total Distributions
             and Redemptions               462,675        570,685       397,008
                                        ----------     ----------    ----------

         Total Increase (Decrease)         149,198       (295,006)      825,712

Net Assets
     Beginning of Year                   6,726,138      7,021,144     6,195,432
                                        ----------     ----------    ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $95,024, $93,692
         and $92,282, Respectively)     $6,875,336     $6,726,138    $7,021,144
                                        ==========     ==========    ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 14 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997, and 1996, 71 and 189 units were redeemed respectively. No units were redeemed during the period ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.37 to $1.04 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $5,379 and other expenses of $4,283. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $5,536 and other expenses of $2,394. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders           $7,148,916
               Less Initial Gross Underwriting Commission       350,297
                                                             ----------
                                                              6,798,619
               Accumulated Cost of Securities Sold,
                  Matured or Called                            (276,185)
               Net Unrealized Appreciation                      257,841
               Undistributed Net Investment Income               95,024
               Undistributed Proceeds From Investments               37
                                                             ----------

                  Total                                      $6,875,336
                                                             ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 7,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $18,382.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                               For the years ended December 31,
                                                     1997          1996

      Net Asset Value, Beginning of Year**          $987.54    $1,003.02
                                                  ---------      -------

          Interest Income                             57.15        57.98
          Expenses                                    (1.98)       (1.75)
                                                  ---------      -------
          Net Investment Income                       55.17        56.23
                                                  ---------      -------
          Net Gain or Loss on Investments(1)          35.15       (15.69)
                                                  ---------      -------

      Total from Investment Operations                90.32        40.54
                                                  ---------      -------

      Less Distributions
          to Certificateholders
              Income                                  54.89        55.74
              Principal                                2.81      ----
          for Redemptions
              Interest                                  .08          .28
                                                  ---------      -------

      Total Distributions                             57.78        56.02
                                                  ---------      -------

      Net Asset Value, End of Year**              $1,020.08      $987.54
                                                  =========      =======


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.




----------
     * Unless otherwise stated, based upon average units outstanding during the year of 6,776 ([6,740 + 6,811]/2) for 1997 and of 6,906 ([6,811 +
         7,000]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 10






                  The Trust is a unit investment trust designated Series 10 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B . Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies.


177333.1

 All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


                  Each Unit in the Trust represents a 1/5865th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


                  INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of

                                       A-2
177333.1
the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                  All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 97.2% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 18.6%; Financial Security Assurance Inc. ("Financial Security"), 21.2%; and MBIA Corp., 57.4%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.12% of the Public Offering Price, or 5.396% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,078.41 plus accrued interest of $6.35 under the monthly distribution plan, $10.85 under the semi-annual distribution plan and $10.85 under the annual distribution plan, for a total of $1,084.76, $1,089.26 and $1,089.26, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates

                                       A-3
177333.1
on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.12% of the Public Offering Price (5.396% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.



                                       A-4
177333.1

                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 10


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997


Date of Deposit*:  April 29, 1993                                 Minimum Principal Distribution:
Principal Amount of Bonds ...                $5,875,000              $1.00 per Unit.
Number of Units .............                5,865                Weighted Average Life to Maturity:
Fractional Undivided Inter-                                          17.5 Years.
  est in Trust per Unit .....                1/5865               Minimum Value of Trust:
Principal Amount of                                                  Trust may be terminated if value of
  Bonds per Unit ............                $1,001.71               Trust is less than $2,400,000 in
Secondary Market Public                                              principal amount of Bonds.
  Offering Price**                                                Mandatory Termination Date:
  Aggregate Bid Price                                                The earlier of December 31, 2042 or
    of Bonds in Trust .......                $6,001,316+++           the disposition of the last Bond in
  Divided by 5,865 Units ....                $1,023.24               the Trust.
  Plus Sales Charge of 5.12%                                      Trustee***:  The Chase Manhattan
    of Public Offering Price                 $55.17                  Bank.
  Public Offering Price                                           Trustee's Annual Fee:  Monthly
    per Unit ................                $1,078.41+              plan $1.02 per $1,000; semi-annual
Redemption and Sponsors'                                             plan $.54 per $1,000; and annual
  Repurchase Price                                                   plan is $.35 per $1,000.
  per Unit ..................                $1023.24+            Evaluator:  Kenny S&P Evaluation
                                                     +++             Services.
                                                     ++++            Evaluator's Fee for Each
Excess of Secondary Market                                           Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                                              per each issue of Bonds in excess of
  over Redemption and                                                50 issues (treating separate
  Sponsors' Repurchase                                               maturities as separate issues).
  Price per Unit ............                $55.17++++           Sponsors:  Reich & Tang Distributors,
Difference between Public                                            Inc. and Gruntal & Co., L.L.C.
  Offering Price per Unit                                         Sponsors' Annual Fee:  Maximum of
  and Principal Amount per                                           $.25 per $1,000 principal amount of
  Unit Premium/(Discount) ...                $76.70                  Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                                          Charges" in Part B of this
  New York Time.                                                     Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly        Semi-Annual            Annual
                                                             Option           Option               Option


Gross annual interest income# .........                      $55.28           $55.28               $55.28
Less estimated annual fees and
  expenses ............................                        1.92             1.38                 1.30
Estimated net annual interest                                ______           ______               ______
  income (cash)# ......................                      $53.36           $53.90               $53.98
Estimated interest distribution# ......                        4.44            26.95                53.98
Estimated daily interest accrual# .....                       .1482            .1497                .1499
Estimated current return#++ ...........                       4.95%            5.00%                5.00%
Estimated long term return++ ..........                       3.89%            3.94%                3.95%
Record dates ..........................                      1st of           Dec. 1 and           Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and          Dec. 15
                                                             each month       June 15


                                       A-5
177333.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $6.35 monthly, $10.85 semi-annually and $10.85 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)              During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value          Monthly         Annual          Annual     Period
Period Ended              standing        Per Unit        Option          Option          Option    (Per Unit)
------------             ----------      ----------       -------         ------          ------    ----------


December 31, 1995           6,000         $1,009.22       $56.06          $56.67           $56.90       -0-
December 31, 1996           5,944            992.42        53.34           53.98            54.18       -0-
December 31, 1997           5,865          1,033.47        53.19           53.80            53.88      $2.00


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.


                                       A-6
177333.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997


DESCRIPTION OF PORTFOLIO*

                  The portfolio of the Trust consists of 11 issues representing obligations of 10 issuers located in the state of New Jersey. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage revenue" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $165,000 of the principal amount of the Bonds is a general obligation bond. All ten of the remaining issues representing $5,710,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Capital Improvement 1, Public Facility 1, School 1, Sewer 3, Utility 2 and Water 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $1,835,000 (approximately 31.2% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $340,000 (approximately 5.8% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 60.3% were purchased at a premium and approximately 8.5% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------


* Changes in the Trust Portfolio: From January 1, 1998 to March 20, 1998, $390,000 of the principal amount of the Bond in portfolio no. 4 was sold and is no longer contained in the Trust. 591 Units were redeemed from the Trust.

177333.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 10

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Portfolio
December 31, 1997
-------------------------------------------------------------------------------



                Aggregate                                                                     Coupon Rate/
  Portfolio     Principal      Name of Issuer and                                  Ratings      Date(s) of
     No.         Amount          Title of Bonds                                      (1)        Maturity (2)

     1       $    750,000     Burlington Cnty. N.J. Evesham Muni. Utils.             AAA         5.550%
                              Auth. Rev. Bonds Series 1993B (MBIA Corp.)                         7/01/2018

     2            625,000     Hoboken-Union City-Weehawken N.J. Swrge.               AAA         6.000
                              Auth. Swr. Rev. Rfndg. Bonds Series 1992                           8/01/2012
                              (MBIA Corp.)

     3            750,000     Hudson Cnty. N.J. Imprvmnt. Auth. Fac. Lease           AAA         6.000
                              Rev. Bonds (Hudson Cnty. Lease Prjt.) Series 1992                  12/01/2025
                              (MBIA Corp.)

     4            750,000     Lacey Muni. Utils. Auth. (Ocean Cnty. N.J.) Wtr.       AAA         6.100
                              Rev. Bonds Series 1993 (MBIA Corp.)                                12/01/2023

     5            500,000     Monmouth Cnty. N.J. Imprvmnt. Auth. Gvrnmntl.          AAA         5.700
                              Loan Rev. Bonds Series 1993 (MBIA Corp.)                           4/15/2013

     6            500,000     No. Jersey Dstrct. Wtr. Supl. Commsn. of the State     AAA         6.000
                              of N.J. Wanaque So. Prjt. Rev. Rfndg. Bonds                        7/01/2021
                              Series 1993 (MBIA Corp.)

     7            750,000     N.W. Bergen Cnty. N.J. Utils. Auth. Util. Sys. Rev.    AAA         6.000
                              Bonds (MBIA Corp.)                                                 7/15/2013

     8            745,000     Bd. of Ed. Twnshp. of Plumsted Schl. Dstrct. Ocean     AAA         5.500
                              Cnty. N.J. Schl. Dstrct. Rev. Bonds Series 1993                    4/15/2013
                              (MBIA Corp.)

     9            165,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Rfndg. Rev.           AAA         6.000
                              Genl. Oblig. Rev. Bonds Series 1992A                               7/01/2014
                              (MBIA Corp.)

    10            140,000     West N.Y., N.J. Muni. Utils. Auth. (Hudson Cnty.       AAA         0.000
                              N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                          12/15/2020
                              Series 1991 (MBIA Corp.)

    11            200,000     West N.Y., N.J. Muni. Utils. Auth. (Hudson Cnty.       AAA         0.000
                              N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                          12/15/2022
                              Series 1991 (MBIA Corp.)
             ------------
             $  5,875,000     Total Investments (Cost $5,718,487)
             ============





                    Redemption
                    Feature (2)(4)
  Portfolio      S.F.-Sinking Fund        Market
     No.           Ref.-Refunding         Value (3)


     1             7/01/17 @ 100 S.F.   $        771,284
                   7/01/03 @ 102 Ref.

     2             No Sinking Fund               674,956
                   8/01/02 @ 102 Ref.


     3             12/01/13 @ 100 S.F.           808,043
                   12/01/02 @ 102 Ref.


     4             12/01/13 @ 100 S.F.           833,580
                   12/01/03 @ 102 Ref.

     5             7/01/09 @ 100 S.F.            529,030
                   4/15/03 @ 102 Ref.

     6             7/01/13 @ 100 S.F.            537,920
                   7/01/03 @ 102 Ref.


     7             7/15/10 @ 100 S.F.            815,550
                   7/15/03 @ 102 Ref.

     8             No Sinking Fund               772,841
                   4/15/04 @ 100 Ref.


     9             7/01/11 @ 100 S.F.            175,445
                   7/01/02 @ 101.5 Ref.


    10             No Sinking Fund                43,086
                   None


    11             No Sinking Fund                55,142
                   None

                                        ----------------
                                        $      6,016,877
                                        ================




   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation       $       298,390
             Gross unrealized depreciation                  -
                                                 ---------------


             Net unrealized appreciation         $       298,390
                                                 ===============


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $5,718,487)                   $6,016,877
                                                         ----------

Other Assets
     Accrued Interest                                        99,367
                                                         ----------
         Total Other Assets                                  99,367
                                                         ----------

Liabilities
     Advance from Trustee                                    54,931
                                                         ----------
         Total Liabilities                                   54,931
                                                         ----------

Excess of Other Assets over Total Liabilities                44,436
                                                         ----------

Net Assets (5,865 Units of Fractional Undivided
     Interest Outstanding, $1,033.47 per Unit)           $6,061,313
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Statement of Operations





                                           For the Years Ended December 31,
                                             1997        1996          1995

Investment Income
     Interest                            $331,042    $335,857      $336,052
                                         --------    --------    ----------

Expenses
     Trustee's Fees                         7,947       6,569         6,024
     Evaluator's Fee                        2,009       2,373         2,000
     Sponser's Advisory Fee                 1,484       1,500         1,500
                                         --------    --------    ----------

         Total Expenses                    11,440      10,442         9,524
                                         --------    --------    ----------

     Net Investment Income                319,602     325,415       326,528
                                         --------    --------    ----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                          730         166          ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments    250,111    (103,904)      711,514
                                         --------    --------    ----------

     Net Gain (Loss) on Investments       250,841    (103,738)      711,514
                                         --------    --------    ----------

     Net Increase
         in Net Assets
         Resulting From Operations       $570,443    $221,677    $1,038,042
                                         ========    ========    ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Statement of Changes in Net Assets





                                              For the Years Ended December 31,
                                             1997          1996          1995

Operations
Net Investment Income                    $319,602      $325,415      $326,528
Realized Gain
     on Investments                           730           166          ----
Change in Unrealized Appreciation
     (Depreciation) on Investments        250,111      (103,904)      711,514
                                       ----------    ----------    ----------

          Net Increase in
                Net Assets Resulting
                From Operations           570,443       221,677     1,038,042
                                       ----------    ----------    ----------

Distributions to Certificateholders
     Investment Income                    317,323       322,258       338,584
     Principal                             11,888          ----          ----

Redemptions
     Interest                                 570           380          ----
     Principal                             78,293        55,395          ----
                                       ----------    ----------    ----------

         Total Distributions
             and Redemptions              408,074       378,033       338,584
                                       ----------    ----------    ----------

         Total Increase (Decrease)        162,369      (156,356)      699,458

Net Assets
     Beginning of Year                  5,898,944     6,055,300     5,355,842
                                       ----------    ----------    ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $79,603, $77,894
         and $75,117, Respectively)    $6,061,313    $5,898,944    $6,055,300
                                       ==========    ==========    ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements






1.       Organization

         Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997, and 1996, 79 and 56 units were redeemed respectively. No units were redeemed during the period ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.35 to $1.02 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $4,399 and other expenses of $3,548. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $4,449 and other expenses of $2,120. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements




5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

            Original cost to Certificateholders                    $6,128,286
            Less Initial Gross Underwriting Commission                300,286
                                                                   ----------
                                                                    5,828,000
            Accumulated Cost of Securities Sold,
                Matured or Called                                    (129,120)
            Net Unrealized Appreciation                               298,390
            Undistributed Net Investment Income                        79,603
            Distributions in Excess of Proceeds From Investments      (15,560)
                                                                   ----------

                            Total                                  $6,061,313
                                                                   ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $19,607.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                      1997        1996

      Net Asset Value, Beginning of Year**          $992.42    $1,009.22
                                                  ---------      -------

          Interest Income                             56.06        56.24
          Expenses                                    (1.94)       (1.75)
                                                  ---------      -------
          Net Investment Income                       54.12        54.49
                                                  ---------      -------
          Net Gain or Loss on Investments(1)          42.78       (17.27)
                                                  ---------      -------

      Total from Investment Operations                96.90        37.22
                                                  ---------      -------

      Less Distributions
          to Certificateholders
              Income                                  53.74        53.96
              Principal                                2.01         ----
          for Redemptions
              Interest                                  .10          .06
                                                  ---------      -------

      Total Distributions                             55.85        54.02
                                                  ---------      -------

      Net Asset Value, End of Year**              $1,033.47      $992.42
                                                  =========      =======


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





----------
     * Unless otherwise stated, based upon average units outstanding during the year of 5,905 ([5,865 + 5,944]/2) for 1997 and of 5,972 ([5,944 +
         6,000]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998

                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 32




                  The Trust is a unit investment trust designated Series 32 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is Reich & Tang Distributors, Inc. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."


                  Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to

260501.1
finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit in the Trust represents a 1/2369th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

                  INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 18.6%; Financial Guaranty Insurance Company ("Financial Guaranty"), 17.1%; and MBIA Corp., 64.9%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.33% of the Public Offering Price, or 5.630% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,105.72 plus accrued interest of $.78 under the monthly distribution plan and $5.47

260501.1
under the semi-annual distribution plan, for a total of $1,106.50 and $1,111.19, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly and semi-annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly and semi-annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly or semi-annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly and semi-annual interest distributions, see "Summary of Essential Information".)

260501.1

                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.33% of the Public Offering Price (5.630% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual plan of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

260501.1

                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 32


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997



Date of Deposit*:  April 14, 1994                                      Minimum Principal Distribution:
Principal Amount of Bonds ...                $2,335,000                   $1.00 per Unit.
Number of Units .............                2,369                     Weighted Average Life to
Fractional Undivided Inter-                                               Maturity:  23.4 Years.
  est in Trust per Unit .....                1/2369                    Minimum Value of Trust:  Trust
Principal Amount of                                                       may be terminated if value of
  Bonds per Unit ............                $985.65                      Trust is less than $1,200,000
Secondary Market Public                                                   in principal amount of Bonds.
  Offering Price**                                                     Mandatory Termination Date:
  Aggregate Bid Price                                                     The earlier of December 31,
    of Bonds in Trust .......                $2,479,970++                 2044 or the disposition of the
  Divided by 2,369 Units ....                $1,046.84                    last Bond in the Trust.
  Plus Sales Charge of 5.33%                                           Trustee***:  The Chase Manhattan
    of Public Offering Price                 $58.88                       Bank.
  Public Offering Price                                                Trustee's Annual Fee:  Monthly
    per Unit ...............                 $1,105.72+                   plan $1.39 per $1,000; and
Redemption and Sponsor's                                                  semi-annual plan $.94 per
  Repurchase Price                                                        $1,000.
  per Unit..................                 $1,046.84+                Evaluator:  Kenny S&P Evaluation
                                                      +++                 Services.
                                                      ++++                Evaluator's Fee for Each
Excess of Secondary Market                                                Evaluation:  Minimum of $3
  Public Offering Price                                                   plus $.25 per each issue of
  over Redemption and                                                     Bonds in excess of 50 issues
   Sponsor's Repurchase                                                    (treating separate maturities
   Price per Unit ..........                 $58.88++++                   as separate issues).
Difference between Public                                              Sponsor:  Reich & Tang
  Offering Price per Unit                                                 Distributors, Inc.
  and Principal Amount per                                             Sponsor's Annual Fee:  Maximum
  Unit Premium/(Discount) ..                 $120.07                      of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                               amount of Bonds (see "Trust
  New York Time.                                                          Expenses and Charges" in
                                                                          Part B of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                                        Monthly               Semi-Annual
                                                                        Option                  Option

Gross annual interest income# .........                                 $59.21                    $59.21
Less estimated annual fees and
  expenses ............................                                   2.53                      2.92
Estimated net annual interest                                            _____                    ______
  income (cash)# ......................                                 $56.68                    $56.29
Estimated interest distribution# ......                                   4.72                     28.15
Estimated daily interest accrual# .....                                  .1574                     .1563
Estimated current return#++ ...........                                  5.13%                     5.09%
Estimated long term return++ ..........                                  4.12%                     4.09%
Record dates ..........................                                 1st of                    Dec. 1 and
                                                                        each month                June 1
Interest distribution dates ...........                                 15th of                   Dec. 15 and
                                                                        each month                June 15


260501.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.78 monthly and $5.47 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual option due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                               Semi-             the
                         Units Out-        Value                Monthly           Annual            Period
Period Ended              standing        Per Unit              Option            Option            (Per Unit)


December 31, 1995           2,985        $1,050.04             $58.82            $59.19                  -0-
December 31, 1996           2,917         1,046.38              59.04             58.78                  -0-
December 31, 1997           2,369         1,050.83              58.57             58.06               $25.65



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

260501.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997



DESCRIPTION OF PORTFOLIO*


                  The portfolio of the Trust consists of 8 issues representing obligations of issuers located in 5 states and one in the District of Columbia. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 12.8% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Three of the Bonds representing $900,000 of the aggregate principal amount of the Bonds are general obligation bonds. Five issues representing $1,435,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric 1, Hospital 1, Jails 1, Sewer 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $1,000,000 (approximately 42.8% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 18.7% were purchased at a premium and 38.5% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------

* Changes in the Trust Portfolio: From January 1, 1998 to March 20, 1998, $55,000 of the principal amount of the Bond in portfolio no. 5 was sold and is no longer contained in the Trust. 70 Units have been redeemed from the Trust.

260501.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 32

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 32 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust, Series 32
Portfolio
December 31, 1997
-------------------------------------------------------------------------------



                Aggregate                                                                     Coupon Rate/
  Portfolio     Principal      Name of Issuer and                               Ratings        Date(s) of
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)

     1       $    100,000    D.C.G.O. Series B (MBIA Corp.)                         AAA       6.300%
                                                                                              6/01/2012

     2            300,000    Ill. Hlth. Fac. Auth. Rev. Bds., Series 1993           AAA       5.000
                             (The Children's Memorial Hosp.) (MBIA Corp.)                     8/15/2022

     3            400,000    Rgnl. Trans. Auth. Ill. Cook, DuPage, Kane,            AAA       6.500
                             Lake, McHenry and Will Counties Gen. Oblig.                      6/01/2015
                             Series 1992 A (AMBAC)

     4            400,000    City of Chicago Genl. Oblig. Bds. Pjct. Series 1993    AAA       5.500
                             (Financial Guaranty)                                             1/01/2024

     5            400,000    Piedmont Muni. Pwr. Agncy. (S.C.) Elec. Rev.           AAA       6.300
                             Bds., 1992 Rfndg. Series (MBIA Corp.)                            1/01/2022

     6            300,000    Charleston Cnty. S.C. Charleston Pub. Facs. Corp.      AAA       6.100
                             Rfndg. Certs. of Part. Series 1994 (MBIA Corp.)                  6/01/2011

     7             35,000    Houston, Tx Wtr. & Swr. Sys. Rev. Bonds Jr. Lien -     AAA       6.500
                             Ser. 1991 A (AMBAC)                                              12/01/2021

     8            400,000    Muncplty of Metro. Seattle (Seattle, WA) Swr. Rev.     AAA       6.300
                             Bds., Series W (MBIA Corp.)                                      1/01/2033
             ------------
             $  2,335,000    Total Investments (Cost $2,248,308)
             ============




                    Redemption
                    Feature (2)(4)
  Portfolio       S.F.-Sinking Fund        Market
     No.            Ref.-Refunding         Value (3)

     1            6/01/04 @ 100 S.F.      $     108,566
                  6/01/02 @ 102 Ref.

     2            8/15/05 @ 100 S.F.            285,312
                  8/15/03 @ 102 Ref.

     3            6/01/04 @ 100 S.F.            438,276
                  6/01/02 @ 102 Ref.


     4            1/01/19 @ 100 S.F.            408,560
                  1/01/04 @ 102 Ref.

     5            1/01/05 @ 100 S.F.            437,380
                  1/01/03 @ 102 Ref.

     6            6/01/06 @ 100 S.F.            327,210
                  6/01/04 @ 102 Ref.

     7            12/01/03 @ 100 S.F.            38,207
                  12/01/01 @ 102 Ref.

     8            1/01/05 @ 100 S.F.            436,440
                  1/01/03 @ 102 Ref.
                                          -------------
                                          $   2,479,951
                                          =============





   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 32
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation         $       231,643
             Gross unrealized depreciation                    -
                                                   ---------------

             Net unrealized appreciation           $       231,643
                                                   ===============



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 32

Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $2,248,308)                   $2,479,951
                                                         ----------

Other Assets
     Accrued Interest                                        46,274
                                                         ----------
         Total Other Assets                                  46,274
                                                         ----------

Liabilities
     Advance from Trustee                                    36,809
                                                         ----------
         Total Liabilities                                   36,809
                                                         ----------

Excess of Other Assets over Total Liabilities                 9,465
                                                         ----------

Net Assets (2,369 Units of Fractional Undivided
     Interest Outstanding, $1,050.83 per Unit)           $2,489,416
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 32

Statement of Operations





                                            For the Years Ended December 31,
                                            1997         1996         1995

Investment Income
     Interest                             $161,784     $183,502     $183,625
                                          --------     --------     --------

Expenses
     Trustee's Fees                          6,810        6,768        6,521
     Evaluator's Fee                           753          889          750
     Sponser's Advisory Fee                    729          750          750
                                          --------     --------     --------

         Total Expenses                      8,292        8,407        8,021
                                          --------     --------     --------

     Net Investment Income                 153,492      175,095      175,604
                                          --------     --------     --------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                        37,857        8,152         ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments      38,788      (18,571)     389,362
                                          --------     --------     --------

     Net Gain (Loss) on Investments         76,645      (10,419)     389,362
                                          --------     --------     --------

     Net Increase
         in Net Assets
         Resulting From Operations        $230,137     $164,676     $564,966
                                          ========     ========     ========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 32

Statement of Changes in Net Assets





                                             For the Years Ended December 31,
                                             1997          1996         1995

Operations
Net Investment Income                     $153,492      $175,095     $175,604
Realized Gain
     on Investments                         37,857         8,152         ----
Change in Unrealized Appreciation
     (Depreciation) on Investments          38,788       (18,571)     389,362
                                        ----------    ----------   ----------

          Net Increase in
                Net Assets Resulting
                From Operations            230,137       164,676      564,966
                                        ----------    ----------   ----------

Distributions to Certificateholders
     Investment Income                     157,138       176,056      176,293
     Principal                              62,168          ----         ----

Redemptions
     Interest                                1,020           187          107
     Principal                             572,672        70,534       15,111

         Total Distributions
             and Redemptions               792,998       246,777      191,511
                                        ----------    ----------   ----------

         Total Increase (Decrease)        (562,861)      (82,101)     373,455

Net Assets
     Beginning of Year                   3,052,277     3,134,378    2,760,923
                                        ----------    ----------   ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $9,446, $14,112
         and $15,260, Respectively)     $2,489,416    $3,052,277   $3,134,378
                                        ==========    ==========   ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, Series 32 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997, 1996 and 1995, 548, 68 and 15 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.94 to $1.39 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,556 and other expenses of $3,254. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,864 and other expenses of $2,904. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders          $3,073,400
               Less Initial Gross Underwriting Commission      150,597
                                                            ----------
                                                             2,922,803
               Accumulated Cost of Securities Sold,
                  Matured or Called                           (674,495)
               Net Unrealized Appreciation                     231,643
               Undistributed Net Investment Income               9,446
               Undistributed Proceeds From Investments              19
                                                            ----------

                  Total                                     $2,489,416
                                                            ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements





7.       Financial Highlights (per unit)*
         Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                       1997          1996

         Net Asset Value, Beginning of Year**         $1,046.38     $1,050.04
                                                      ---------     ---------

             Interest Income                              61.21         62.18
             Expenses                                     (3.14)        (2.85)
                                                      ---------     ---------
             Net Investment Income                        58.07         59.33
                                                      ---------     ---------
             Net Gain or Loss on Investments(1)           29.74         (3.27)
                                                      ---------     ---------

         Total from Investment Operations                 87.81         56.06
                                                      ---------     ---------

         Less Distributions
             to Certificateholders
                 Income                                   59.45         59.66
                 Principal                                23.52       ----
             for Redemptions
                 Interest                                   .39           .06
                                                      ---------     ---------

         Total Distributions                              83.36         59.72
                                                      ---------     ---------

         Net Asset Value, End of Year**               $1,050.83     $1,046.38
                                                      =========     =========


 (1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.



----------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,643 ([2,369 + 2,917]/2) for 1997 and of 2,951 ([2,917 +
         2,985]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 16


--------------------------------------------------------------------------------



                  The Trust is a unit investment trust designated Series 16 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.





         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA"



260503.1
                                       A-1
by Standard & Poor's Rating Services, a division of McGraw-Hill Companies. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.


                  Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part
A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


                  Each Unit in the Trust represents a 1/2986th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

                  INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of

260503.1
                                       A-2
the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

                  All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 46.7% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 16.7%; and MBIA Corp., 30%.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.15% of the Public Offering Price, or 5.430% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,095.95 plus accrued interest of $.77 under the monthly distribution plan and $5.43 under the semi-annual distribution plan, for a total of $1,096.72 and $1,101.38, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly or semi-annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on

260503.1
                                       A-3

Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly or semi-annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly or semi-annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders-- Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly and semi-annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.15% of the Public Offering Price (5.430% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual plan of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


260503.1
                                       A-4

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 16


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997
            --------------------------------------------------------

Date of Deposit*:  April 14, 1994                                 Weighted Average Life to
Principal Amount of Bonds ...                $3,000,000              Maturity:  18.3 Years.
Number of Units .............                2,986                Minimum Value of Trust:
Fractional Undivided Inter-                                          Trust may be terminated if
  est in Trust per Unit .....                1/2986                  value of Trust is less than
Principal Amount of                                                  $1,200,000 in principal amount
  Bonds per Unit ............                $1,004.69               of Bonds.
Secondary Market Public                                           Mandatory Termination Date:
  Offering Price**                                                   The earlier of December 31,
  Aggregate Bid Price                                                2044 or the disposition of the
    of Bonds in Trust .......                $3,103,853+++           last Bond in the Trust.
  Divided by 2,986 Units ....                $1,039.47            Trustee***:  The Chase Manhattan
  Plus Sales Charge of 5.15%                                        Bank.
    of Public Offering Price.                $56.48               Trustee's Annual Fee:  Monthly
  Public Offering Price                                              plan $1.40 per $1,000; and
    per Unit ................                $1,095.95+              semi-annual plan $.95 per
Redemption and Sponsors'                                             $1,000.
  Repurchase Price                                                Evaluator:  Kenny S&P Evaluation
  per Unit ..................                $1,039.47+              Services.
                                                      +++         Evaluator's Fee for Each
                                                      ++++           Evaluation:  Minimum of $3 plus
Excess of Secondary Market                                           $.25 per each issue of Bonds in
  Public Offering Price                                              excess of 50 issues (treating
  over Redemption and                                                separate maturities as separate
  Sponsors' Repurchase                                               issues).
  Price per Unit ............                $56.48++++           Sponsors:  Reich & Tang
Difference between Public                                            Distributors, Inc. and Gruntal
  Offering Price per Unit                                            & Co., L.L.C.
  and Principal Amount per                                        Sponsors' Annual Fee:  Maximum of
  Unit Premium/(Discount) ...                $91.26                  $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                          amount of Bonds (see "Trust
  New York Time.                                                     Expenses and Charges" in Part B
Minimum Principal Distribution:                                      of this Prospectus).
  $1.00 per Unit.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                                         Monthly         Semi-Annual
                                                                         Option            Option
                                                                         ------            ------


Gross annual interest income# .........                                     $57.93               $57.93
Less estimated annual fees and
  expenses ............................                                       2.42                 1.99
Estimated net annual interest                                               ______               ______
  income (cash)# ......................                                     $55.51               $55.94
Estimated interest distribution# ......                                       4.62                27.97
Estimated daily interest accrual# .....                                      .1541                .1553
Estimated current return#++ ...........                                      5.06%                5.10%
Estimated long term return++ ..........                                      4.32%                4.36%
Record dates ..........................                                   1st of              Dec. 1 and
                                                                          each month          June 1
Interest distribution dates ...........                                   15th of             Dec. 15 and
                                                                          each month          June 15


260503.1
                                       A-5

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.77 monthly and $5.43 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual option due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION
Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                               Semi-               the
                         Units Out-        Value                Monthly           Annual             Period
Period Ended              standing        Per Unit              Option            Option            (Per Unit)
------------              --------        --------              ------            ------            ----------


December 31, 1995               3,000        $1,033.36             $55.20            $55.74                  -0-
December 31, 1996               2,986         1,007.04              55.20             55.68                  -0-
December 31, 1997               2,986         1,044.10              55.44             55.90                  -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

260503.1
                                       A-6

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997


DESCRIPTION OF PORTFOLIO*
-------------------------


                  The portfolio of the Trust consists of 8 issues representing obligations of 8 issuers located in the state of New York and one in Puerto Rico. The Sponsors have participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 3.3% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $500,000 of the principal amount of the Bonds are general obligation bonds. All six of the remaining issues representing $2,500,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge & Tunnel 1, Hospital 1, Local Government Assistance 1, University 1, Urban Development Corp. 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


                  As of December 31, 1997, $2,250,000 (approximately 75% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 25% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 1998 to March 20, 1998, $180,000 of the principal amount of the Bond in portfolio no. 5 was sold and is no longer contained in the Trust. 231 Units were redeemed from the Trust.


260503.1
                                       A-7

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 16

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 16 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Portfolio
December 31, 1997
-------------------------------------------------------------------------------

                                                                                                                 Redemption
                Aggregate                                                                     Coupon Rate/     Feature (2)(4)
  Portfolio     Principal      Name of Issuer and                              Ratings         Date(s) of     S.F.-Sinking Fund
     No.         Amount          Title of Bonds                                  (1)          Maturity (2)     Ref.-Refunding


     1       $    500,000     N.Y. St. Dorm. Auth. Rev. Mt. Sinai Sch.            AAA         5.000%          No Sinking Fund
                              of Med. (MBIA Corp.)                                            7/01/2016       7/01/04 @ 102 Ref.

     2            100,000     N.Y. St. Dorm. Auth. Revs. Univ.                    AAA         5.500           7/01/18 @ 100 S.F.
                              Rochester - Strong Mem. Hosp. (MBIA Corp.)                      7/01/2021       7/01/04 @ 102 Ref.

     3            500,000     N.Y. St. Loc. Govt. Asst. Corp. Rfndg. Rev.         AAA         5.500           4/01/20 @ 100 S.F.
                              Series A (MBIA Corp.)                                           4/01/2023       4/01/04 @ 101.5 Ref.

     4            400,000     N.Y. St. U.D.C. Youth Fac. (MBIA Corp.)             AAA         5.700           4/01/10 @ 100 S.F.
                                                                                              4/01/2014       4/01/04 @ 102 Ref.

     5            250,000     The City of N.Y. Genl. Oblig. Bonds Fiscal 199      AAA         7.000           No Sinking Fund
                              Series B (MBIA Corp.)                                           10/01/2009      10/01/02 @ 101.5 Ref

     6            250,000     N.Y. City Genl. Oblig. Rev. Bonds 1994 Series s.    AAA         5.375           No Sinking Fund
                              (MBIA Corp.)                                                    10/01/2022      10/01/03 @ 101.5 Ref

     7            500,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sig.   AAA         6.750           No Sinking Fund
                              Rev. Rfndg. Bonds (MBIA Corp.)                                  6/15/2017       6/15/01 @ 101 Ref.

     8            500,000     Trib. Brdg. & Tnnl. Auth. Rev. Rfndg. Spec. Ob      AAA         5.500           1/01/16 @ 100 S.F.
                                                                                              1/01/2017       1/01/02 @ 100 Ref.
                              Series 1992 (MBIA Corp.)



             ------------
             $  3,000,000     Total Investments (Cost $2,821,105)
             ============




  Portfolio          Market
     No.             Value(3)

     1      $        494,650


     2               102,177


     3               512,275


     4               422,968


     5               281,418


     6               252,423


     7               544,980


     8               506,975





            ----------------
            $      3,117,866
            ================

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

            Gross unrealized appreciation          $296,761
            Gross unrealized depreciation                 -
                                                    -------



            Net unrealized appreciation            $296,761
                                                   ========




4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $2,821,105)                    $3,117,866
                                                          ----------

Other Assets
     Accrued Interest                                         50,809
                                                          ----------
         Total Other Assets                                   50,809
                                                          ----------

Liabilities
     Advance from Trustee                                     50,990
                                                          ----------
         Total Liabilities                                    50,990
                                                          ----------

Excess of Total Liabilities over Other Assets                   (181)
                                                          ----------

Net Assets (2,986 Units of Fractional Undivided
     Interest Outstanding, $1,044.10 per Unit)            $3,117,685
                                                          ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Statement of Operations





                                           For the Years Ended December 31,
                                             1997        1996        1995

Investment Income
     Interest                            $172,987    $172,985    $172,988
                                         --------     -------    --------

Expenses
     Trustee's Fees                         5,615       5,474       5,183
     Evaluator's Fee                          751         890         750
     Sponsor's Advisory Fee                   750         750         750
                                         --------     -------    --------

         Total Expenses                     7,116       7,114       6,683
                                         --------     -------    --------

     Net Investment Income                165,871     165,871     166,305
                                         --------     -------    --------

Realized and Unrealized Gain (Loss)

     Change in Unrealized Appreciation
         (Depreciation) on Investments    111,104     (78,457)    414,039
                                         --------     -------    --------

     Net Gain (Loss) on Investments       111,104     (78,457)    414,039
                                         --------     -------    --------

     Net Increase
         in Net Assets
         Resulting From Operations       $276,975     $87,414    $580,344
                                         ========     =======    ========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Statement of Changes in Net Assets





                                              For the Years Ended December 31,
                                             1997          1996          1995

Operations
Net Investment Income                    $165,871      $165,871      $166,305

Change in Unrealized Appreciation
     (Depreciation) on Investments        111,104       (78,457)      414,039
                                       ----------    ----------    ----------

          Net Increase in
                Net Assets Resulting
                From Operations           276,975        87,414       580,344
                                       ----------    ----------    ----------

Distributions to Certificateholders
     Investment Income                    166,309       166,405       166,458

Redemptions
     Interest                                ----            62          ----
     Principal                               ----        14,012          ----
                                       ----------    ----------    ----------

         Total Distributions
             and Redemptions              166,309       180,479       166,458
                                       ----------    ----------    ----------

         Total Increase (Decrease)        110,666       (93,065)      413,886

Net Assets
     Beginning of Year                  3,007,019     3,100,084     2,686,198
                                       ----------    ----------    ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $13,831, $14,269
         and $14,865, Respectively)    $3,117,685    $3,007,019    $3,100,084
                                       ==========    ==========    ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 16 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units were redeemed during the year ended December 31, 1997. For the year ended December 31, 1996, 14 units were redeemed. No units were redeemed during the period ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.95 to $1.40 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,425 and other expenses of $2,190. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,433 and other expenses of $2,041. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

           Original cost to Certificateholders                     $2,966,462
           Less Initial Gross Underwriting Commission                 145,357
                                                                   ----------
                                                                    2,821,105
           Accumulated Cost of Securities Sold,
              Matured or Called                                          ----
           Net Unrealized Appreciation                                296,761
           Undistributed Net Investment Income                         13,831
           Distributions in Excess of Proceeds From Investments       (14,012)
                                                                   ----------

                               Total                               $3,117,685
                                                                   ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                      1997          1996

      Net Asset Value, Beginning of Year**        $1,007.04    $1,033.36
                                                  ---------    ---------

          Interest Income                             57.93        57.80
          Expenses                                    (2.38)       (2.38)
                                                  ---------    ---------
          Net Investment Income                       55.55        55.42
                                                  ---------    ---------
          Net Gain or Loss on Investments(1)          37.21       (26.12)
                                                  ---------    ---------

      Total from Investment Operations                92.76        29.30
                                                  ---------    ---------

      Less Distributions
          to Certificateholders
              Income                                  55.70        55.60
          for Redemptions
              Interest                                ----           .02
                                                  ---------    ---------

      Total Distributions                             55.70        55.62
                                                  ---------    ---------

      Net Asset Value, End of Year**              $1,044.10    $1,007.04
                                                  =========    =========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





----------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,986 ([2,986 + 2,986]/2) for 1997 and of 2,993 ([2,986 +
         3,000]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 12






                  The Trust is a unit investment trust designated Series 12 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies.


260504.1

All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)

                  Each Unit in the Trust represents a 1/2819th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.


                  INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of

                                       A-2
260504.1
the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                  All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 57.4% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 18.9%; and MBIA Corp., 38.5%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.50% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,108.54 plus accrued interest of $.78 under the monthly distribution plan and $5.50 under the semi-annual distribution plan, for a total of $1,109.32 and $1,114.04, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated

                                       A-3
260504.1

Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.50% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                       A-4
260504.1

                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 12


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997




Date of Deposit*:  April 14, 1994                               Minimum Principal Distribution:
---------------                                                 ------------------------------
Principal Amount of Bonds ...              $2,805,000              $1.00 per Unit.
-------------------------
Number of Units .............              2,819                Weighted Average Life to Maturity:
---------------                                                 ---------------------------------
Fractional Undivided Inter-                                        23.5 Years.
--------------------------
  est in Trust per Unit .....              1/2819               Minimum Value of Trust:
  ---------------------                                         ----------------------
Principal Amount of                                                Trust may be terminated if value of
-------------------
  Bonds per Unit ............              $995.04                 Trust is less than $1,200,000 in
  --------------
Secondary Market Public                                            principal amount of Bonds.
-----------------------
  Offering Price**                                              Mandatory Termination Date:
  Aggregate Bid Price                                              The earlier of December 31, 2044 or
    of Bonds in Trust .......              $2,953,102+++           the disposition of the last Bond in
  Divided by 2,819 Units ....              $1,047.57               the Trust.
  Plus Sales Charge of 5.50%                                    Trustee***:  The Chase Manhattan
                                                                -------
    of Public Offering Price               $60.97                 Bank.
  Public Offering Price                                         Trustee's Annual Fee:  Monthly
                                                                --------------------
    per Unit ................              $1,108.54+              plan $1.41 per $1,000 and semi-
Redemption and Sponsors'                                           annual plan $.96 per $1,000.
------------------------
  Repurchase Price                                              Evaluator:  Kenny S&P Evaluation
  ----------------                                              ---------
  per Unit ..................              $1,047.57+              Services.
  --------
                                                    +++         Evaluator's Fee for Each
                                                    ++++           Evaluation:  Minimum of $3 plus $.25
Excess of Secondary Market                                         per each issue of Bonds in excess of
--------------------------
  Public Offering Price                                            50 issues (treating separate
  ---------------------
  over Redemption and                                              maturities as separate issues).
  -------------------
  Sponsors' Repurchase                                          Sponsors:  Reich & Tang Distributors,
  --------------------                                          --------
  Price per Unit ............              $60.97++++              Inc. and Gruntal & Co., L.L.C.
  --------------
Difference between Public                                       Sponsors' Annual Fee:  Maximum of
-------------------------                                       --------------------
  Offering Price per Unit                                          $.25 per $1,000 principal amount of
  -----------------------
  and Principal Amount per                                         Bonds (see "Trust Expenses and
  ------------------------
  Unit Premium/(Discount) ...              $113.50                 Charges" in Part B of this
  -----------------------
Evaluation Time:  4:00 p.m.                                        Prospectus).
  New York Time.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual
                                                             Option             Option


Gross annual interest income# .........                        $58.67               $58.67
Less estimated annual fees and
  expenses ............................                          2.45                 2.05
Estimated net annual interest                                  ______               ______
  income (cash)# ......................                        $56.22               $56.62
Estimated interest distribution# ......                          4.68                28.31
Estimated daily interest accrual# .....                         .1561                .1572
Estimated current return#++ ...........                         5.07%                5.11%
Estimated long term return++ ..........                         4.21%                4.25%
Record dates ..........................                      1st of           Dec. 1 and
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and
                                                             each month       June 15


                                       A-5
260504.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.78 monthly and $5.50 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                               Distribu-
                                                                                               tions of
                                                           Distributions of Interest           Principal
                                                          During the Period (per Unit)         During
                                         Net Asset*                              Semi-          the
                         Units Out-        Value               Monthly          Annual         Period
Period Ended              standing        Per Unit             Option           Option        (Per Unit)


December 31, 1995          2,985         $1,044.01            $56.78           $57.40             -0-
December 31, 1996          2,904          1,025.37             57.00            57.56             -0-
December 31, 1997          2,819          1,052.74             56.49            57.00            $7.66


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
260504.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997



DESCRIPTION OF PORTFOLIO


                  The portfolio of the Trust consists of 11 issues representing obligations of 9 issuers located in the state of New Jersey and one in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage revenue" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Eleven issues representing $2,805,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric and Gas 1, Hospital 3, Office Building 1, Port Authority 1, Public Building 2, School 1, Turnpike 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $1,245,000 (approximately 44.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. 33.6% of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 22.1% were purchased at a premium and none was purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  Portfolio No. 5 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


                                       A-7
260504.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 12

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Portfolio
December 31, 1997
-------------------------------------------------------------------------------



                Aggregate                                                                     Coupon Rate/
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of
     No.         Amount          Title of Bonds                                   (1)           Maturity (2)

     1       $    395,000     N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds       AAA         6.000%
                              Centrastate Med. Cntr. Issue Series A                           7/01/2021
                              (MBIA Corp.)

     2            300,000     N.J. Hlth. Care Facs. Fncg. Auth. Rev. Bonds        AAA         6.000
                              Community Med. Cntr. Series 1989D                               7/01/2019
                              (MBIA Corp.)

     3            135,000     N.J. Hlth. Care Facs. Rev. Riverview Hosp.          AAA         5.500
                              1994 Series (MBIA Corp.)                                        7/01/2018

     4            270,000     N.J. Econ. Dev. Auth. Rev. Bonds                    AAA         5.250
                              (St. Barnabas Realty Dev. Corp. Prjt.)                          7/01/2020
                              Series 1993 (MBIA Corp.)

     5            400,000     N.Y. & N.J. Port Auth. Cnsldtd. Rev. Bonds          AAA         6.500
                              Seventy-Sixth Series (AMT) (MBIA Corp.)                         11/01/2026

     6            220,000     N.J. Tnpke. Auth. Tnpke. Rev. Bonds                 AAA         6.500
                              Series 1991C (MBIA Corp.)                                       1/01/2016

     7            175,000     Monmouth Co. Imprvmt. Auth. (Monmouth               AAA         5.550
                              Co., N.J.) Rev. Bonds, Series 1993 (Millstone                   2/15/2018
                              Twnshp. Brd. of Ed. Pjct.) (MBIA Corp.)

     8            110,000     No. Jersey Dstrct. Wtr. Supl. Commsn. of the        AAA         6.000
                              State of N.J. Wanaque So. Prjt. Rev. Rfndg.                     7/01/2021
                              Bonds Series 1993 (MBIA Corp.)

     9            400,000     Poll. Cntrl. Fncg. Auth. of Salem Cnty. (N.J.)      AAA         5.700
                              Poll. Cntrl. Rev. Rfndg. Bonds 1993A (Pub.                      5/01/2028
                              Serv. Elec. & Gas Co. Prjt.) (MBIA Corp.)

    10            280,000     P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth.             AAA         5.750
                              Facs. Rev. Rfndg. Bonds Gtd. By The                             7/01/2015
                              Commonwlth. of P.R. Series L (MBIA Corp.)

    11            120,000     P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth. Facs.       AAA         5.500
                              Rev. Rfndg. Bonds Gtd. By The Commonwlth. of                    7/01/2021
                              P.R. Series M (MBIA Corp.)
             ------------
             $  2,805,000     Total Investments (Cost $2,713,305)
             ============




                    Redemption
                    Feature (2)(4)
  Portfolio      S.F.-Sinking Fund        Market
     No.           Ref.-Refunding         Value (3)
     1          7/01/05 @ 100 S.F.   $        413,991
                7/01/01 @ 100 Ref.


     2          7/01/10 @ 100 S.F.            307,770
                7/01/99 @ 100 Ref.


     3          7/01/17 @ 100 S.F.            137,847
                7/01/04 @ 102 Ref

     4          7/01/14 @ 100 S.F.            268,942
                7/01/03 @ 102 Ref.


     5          11/01/13 @ 100 S.F.           431,368
                11/01/01 @ 101 Ref.

     6          1/01/12 @ 100 S.F.            261,050
                None

     7          2/15/14 @ 100 S.F.            179,748
                2/15/03 @ 102 Ref.


     8          7/01/13 @ 100 S.F.            118,342
                7/01/03 @ 102 Ref.


     9          5/01/06 @ 100 S.F.            415,988
                5/01/03 @ 102 Ref.


    10          7/01/11 @ 100 S.F.            295,753
                7/01/03 @ 101.5 Ref.


    11          7/01/17 @ 100 S.F.            122,287
                7/01/03 @ 101.5 Ref.

                                     ----------------
                                     $      2,953,086
                                     ================



   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation         $       239,781
             Gross unrealized depreciation                    -
                                                   ---------------


             Net unrealized appreciation           $       239,781
                                                   ===============



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $2,713,305)                   $2,953,086
                                                         ----------

Other Assets
     Accrued Interest                                        65,253
                                                         ----------
         Total Other Assets                                  65,253
                                                         ----------

Liabilities
     Advance from Trustee                                    50,661
                                                         ----------
         Total Liabilities                                   50,661
                                                         ----------

Excess of Other Assets over Total Liabilities                14,592
                                                         ----------

Net Assets (2,819 Units of Fractional Undivided
     Interest Outstanding, $1,052.74 per Unit)           $2,967,678
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Statement of Operations





                                             For the Years Ended December 31,
                                             1997        1996        1995

Investment Income
     Interest                            $168,696    $179,641    $177,588
                                         --------    --------    --------

Expenses
     Trustee's Fees                         5,349       5,392       5,084
     Evaluator's Fee                          753         890         750
     Sponser's Advisory Fee                   726         750         750
                                         --------    --------    --------

         Total Expenses                     6,828       7,032       6,584
                                         --------    --------    --------

     Net Investment Income                161,868     172,609     171,004
                                         --------    --------    --------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                        2,626       5,649        ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments     96,867     (63,009)    391,768
                                         --------    --------    --------

     Net Gain (Loss) on Investments        99,493     (57,360)    391,768
                                         --------    --------    --------

     Net Increase
         in Net Assets
         Resulting From Operations       $261,361    $115,249    $562,772
                                         ========    ========    ========

   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Statement of Changes in Net Assets





                                               For the Years Ended December 31,
                                              1997           1996          1995

Operations
Net Investment Income                     $161,868       $172,609      $171,004
Realized Gain
     on Investments                          2,626          5,649          ----
Change in Unrealized Appreciation
     (Depreciation) on Investments          96,867        (63,009)      391,768
                                        ----------     ----------     ----------

          Net Increase in
                Net Assets Resulting
                From Operations            261,361        115,249       562,772
                                        ----------     ----------     ----------

Distributions to Certificateholders
     Investment Income                     162,684        170,466       170,721
     Principal                              21,805           ----          ----

Redemptions
     Interest                                  116             99            32
     Principal                              86,748         83,381        15,152
                                        ----------     ----------     ----------

         Total Distributions
             and Redemptions               271,353        253,946       185,905
                                        ----------     ----------     ----------

         Total Increase (Decrease)          (9,992)      (138,697)      376,867

Net Assets
     Beginning of Year                   2,977,670      3,116,367     2,739,500
                                        ----------     ----------     ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $14,576, $15,508
         and $13,464, Respectively)     $2,967,678     $2,977,670     $3,116,367
                                        ==========     ==========     ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997, 1996 and 1995, 85, 81 and 15 units were redeemed, respectively.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.96 to $1.41 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $3,542 and other expenses of $1,807. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,594 and other expenses of $1,798. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders           $3,062,179
               Less Initial Gross Underwriting Commission       150,047
                                                             ----------
                                                              2,912,132
               Accumulated Cost of Securities Sold,
                  Matured or Called                            (198,827)
               Net Unrealized Appreciation                      239,781
               Undistributed Net Investment Income               14,576
               Undistributed Proceeds From Investments               16
                                                             ----------

                  Total                                      $2,967,678
                                                             ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements





7.     Financial Highlights (per unit)*
       Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                      1997         1996

       Net Asset Value, Beginning of Year**        $1,025.37    $1,044.01
                                                   ---------    ---------

           Interest Income                             58.94        61.00
           Expenses                                    (2.39)       (2.39)
                                                   ---------    ---------
           Net Investment Income                       56.55        58.61
                                                   ---------    ---------
           Net Gain or Loss on Investments(1)          35.32       (19.34)
                                                   ---------    ---------

       Total from Investment Operations                91.87        39.27
                                                   ---------    ---------

       Less Distributions
           to Certificateholders
               Income                                  56.84        57.88
               Principal                                7.62      ----
           for Redemptions
               Interest                                  .04          .03
                                                   ---------    ---------

       Total Distributions                             64.50        57.91
                                                   ---------    ---------

       Net Asset Value, End of Year**              $1,052.74    $1,025.37
                                                   =========    =========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





----------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,862 ([2,819 + 2,904]/2) for 1997 and of 2,945 ([2,904 +
         2,985]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 33




                  The Trust is a unit investment trust designated Series 33 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is Reich & Tang Distributors, Inc. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."


                  Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to



352459.1
finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.


                  Each Unit in the Trust represents a 1/1525th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


                  INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 44.7%; Connie Lee Insurance Company ("Connie Lee"), 2.6%; Financial Guaranty Insurance Company ("Financial Guaranty"), 23.6%; and MBIA Corp., 29.1%.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.26% of the Public Offering Price, or 5.552% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,086.75

352459.1
plus accrued interest of $.77 under the monthly distribution plan and $5.47 under the semi-annual distribution plan, for a total of $1,087.52 and $1,092.22, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsor upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)

352459.1

                  MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.26% of the Public Offering Price (5.552% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

352459.1

                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 33


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997



Date of Deposit*:  April 6, 1995                                    Minimum Principal Distribution:
----------------                                                    ------------------------------
Principal Amount of Bonds ...                $1,545,000                $1.00 per Unit.
-------------------------
Number of Units .............                1,525                  Weighted Average Life to
---------------                                                     ------------------------
Fractional Undivided Inter-                                           Maturity:  20.6 Years.
--------------------------                                            --------
  est in Trust per Unit .....                1/1525                 Minimum Value of Trust:
  ---------------------                                             ----------------------
Principal Amount of                                                    Trust may be terminated if
-------------------
  Bonds per Unit ............                $1,013.12                 value of Trust is less than
  --------------
Secondary Market Public                                                $800,000 in principal amount
  Offering Price**                                                     of Bonds.
  Aggregate Bid Price                                               Mandatory Termination Date:
    of Bonds in Trust.......                 $1,569,984+++             The earlier of December 31,
  Divided by 1,525 Units ....                $1,029.50                 2044 or the disposition of
  Plus Sales Charge of 5.26%                                           the last Bond in the Trust.
    of Public Offering Price                 $57.25                 Trustee***:  The Chase
  Public Offering Price                                                Manhattan Bank.
    per Unit ................                $1,086.75+             Trustee's Annual Fee:  Monthly
                                                                    --------------------
Redemption and Sponsor's                                               plan $1.46 per $1,000; and
------------------------
  Repurchase Price                                                     semi-annual plan $1.01 per
  ----------------
  per Unit ..................                $1,029.50+                $1,000.
  --------
                                                      +++           Evaluator:  Kenny S&P
                                                      ++++             Evaluation Services.
Excess of Secondary Market                                          Evaluator's Fee for Each
--------------------------                                          ------------------------
  Public Offering Price                                                Evaluation:  Minimum of $2.83
  ---------------------                                                ----------
  over Redemption and                                                  plus $.25 per each issue of
  -------------------
  Sponsor's Repurchase                                                 Bonds in excess of 50 issues
  --------------------
  Price per Unit ............                $57.25++++                (treating separate maturities
  --------------
Difference between Public                                              as separate issues).
  Offering Price per Unit                                           Sponsor:  Reich & Tang
  -----------------------                                           -------
  and Principal Amount per                                             Distributors, Inc.
  ------------------------
  Unit Premium/(Discount) ...                $73.63                 Sponsor's Annual Fee:  Maximum
  -----------------------                                           --------------------
Evaluation Time:  4:00 p.m.                                            of $.25 per $1,000 principal
  New York Time.                                                       amount of Bonds (see "Trust
                                                                       Expenses
                                                                       and
                                                                       Charges"
                                                                       in Part B
                                                                       of this
                                                                       Prospectus).





       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                             Monthly          Semi-Annual
                                                             Option             Option

Gross annual interest income# .........                        $58.68               $58.68
Less estimated annual fees and
  expenses ............................                          2.73                 2.34
Estimated net annual interest                                   _____                _____
  income (cash)# ......................                        $55.95               $56.34
Estimated interest distribution# ......                          4.66                28.17
Estimated daily interest accrual# .....                         .1554                .1565
Estimated current return#++ ...........                         5.15%                5.18%
Estimated long term return++ ..........                         4.33%                4.37%
Record dates ..........................                      1st of           Dec. 1 and
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and
                                                             each month       June 15

352459.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.77 monthly and $5.47 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)               During
                                         Net Asset*                               Semi-                the
                         Units Out-        Value                Monthly           Annual             Period
Period Ended              standing        Per Unit              Option            Option            (Per Unit)


December 31, 1995           2,000        $1,018.76             $35.95            $36.19                 -0-
December 31, 1996           1,535         1,005.20              56.88             57.31                 -0-
December 31, 1997           1,525         1,034.83              55.89             56.12               $6.79


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

352459.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997



DESCRIPTION OF PORTFOLIO

                  The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 6 states and the District of Columbia. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. Approximately 31.7% of the Bonds are obligations of state and local housing authorities+; approximately 19.4% are hospital revenue bonds; approximately 11% were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One of the issues representing $200,000 of the principal amount of the Bonds is a general obligation bond. All 9 of the remaining issues representing $1,345,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: College 1, Electric 1, Exposition Center 1, Hospital 1, MultiFamily Housing 2, Nuclear 1, Sewer Revenue 1 and Transportation
1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


                  As of December 31, 1997, $415,000 (approximately 27% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $65,000 (approximately 4.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 15.4% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 28.5% were purchased at a premium and approximately 29.1% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

352459.1

To the Sponsor, Trustee and Certificateholders of


                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 33

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 33 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the period ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust, Series 33
Portfolio
December 31, 1997
-------------------------------------------------------------------------------



                Aggregate                                                                     Coupon Rate/
  Portfolio     Principal      Name of Issuer and                                   Ratings    Date(s) of
     No.         Amount          Title of Bonds                                      (1)       Maturity (2)

     1       $    200,000     Reg. Trans. Auth. Cook, DuPage, Kane, Lake,             AAA     6.125%
                              McHenry and Will Cntys. Il. Gen. Obg. Bonds                     6/01/2022
                              Series 1992B (AMBAC)

     2            250,000     Ma. Hsg. Finc. Agcy. Hsg. Proj. Rev. Bonds 1993         AAA     6.150
                              Series A Bonds (AMBAC)                                          10/01/2015

     3             50,000     Ma. Bay Trans. Auth. Gen. Trans. System                 AAA     5.500
                              Bonds 1992 Series B Ref. (MBIA Corp.)                           3/1/2021

     4            240,000     Mi. St. Hsg. Dev. Auth. Rntl. Hsg. Rev.                 AAA     5.900
                              Bonds, 1993 Series A (AMBAC)                                    4/1/2023

     5             40,000     R.I. Hlth. and Ed. Bldg. Corp. Hgr. Fac.                AAA     6.500
                              Rev. Bonds (Connie Lee)                                         11/15/2024

     6            180,000     Piedmont Muni. Pwr. Agcy. (S.C.) Elec.                  AAA     6.300
                              Rev. Bonds, 1992 Ref. Series (MBIA Corp.)                       1/01/2014

     7            300,000     Wa. Hlth. Care Facs. Auth. Rev. Bonds,                  AAA     5.750
                              Series 1992 (Multicare Med. Cntr., Tacoma)                      8/15/2022
                              (Financial Guaranty)

     8            170,000     Wa. Pub. Pwr. Spply. Systm. Nuc. Proj. No. 1            AAA     6.250
                              Ref. Rev. Bonds, Series 1992 A (MBIA Corp.)                     7/01/2017

     9             50,000     Muni. of Met. Seattle (Seattle Wa.) Swr. Rev. Bonds,    AAA     6.300
                              Series W (MBIA Corp.)                                           1/01/2033

    10             65,000     Metro. Pier. and Expo. Auth. (Il) McCormick             AAA     0.000
                              Place Expansion Prjt. Bonds Series 1992 A                       6/15/2021
                              (Financial Guaranty)
             ------------
             $  1,545,000     Total Investments (Cost $1,469,797)
             ============


                    Redemption
                    Feature (2)(4)
  Portfolio      S.F.-Sinking Fund        Market
     No.           Ref.-Refunding         Value (3)


     1           6/01/02 @ 100 Opt    $        211,084
                 6/01/16 @ 100 S.F.


     2           4/01/03 @ 102 Opt             261,710
                 4/01/05 @ 100 S.F.

     3           3/01/03 @ 100 Opt              50,826
                 3/01/17 @ 100 S.F.

     4           4/01/03 @ 102 Opt             246,084
                 4/01/18 @ 100 S.F.

     5           11/15/02 @ 102 Opt             43,738
                 11/15/12 @ 100 S.F.

     6           1/01/03 @ 102 Opt             196,821
                 1/01/12 @ 100 S.F.

     7           8/15/02 @ 102 Opt             309,294
                 8/15/09 @ 100 S.F.


     8           7/01/02 @ 102 Opt             186,754
                 7/01/02 @ 100 S.F.

     9           1/01/03 @ 102 Opt              54,555
                 1/01/24 @ 100 S.F.

    10           None                           19,232
                 No Sinking Fund

                                      ----------------
                                      $      1,580,098
                                      ================


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 33
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation   $       110,301
             Gross unrealized depreciation              -
                                             ----------------


             Net unrealized appreciation     $       110,301
                                             ================



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33

Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $1,469,797)                    $1,580,098
                                                          ----------

Other Assets
     Accrued Interest                                         28,728
                                                          ----------
         Total Other Assets                                   28,728
                                                          ----------

Liabilities
     Advance from Trustee                                     30,714
                                                          ----------
         Total Liabilities                                    30,714
                                                          ----------

Excess of Total Liabilities over Other Assets                 (1,986)
                                                          ----------

Net Assets (1,525 Units of Fractional Undivided
     Interest Outstanding, $1,034.83 per Unit)            $1,578,112
                                                          ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33

Statement of Operations





                            For the Years Ended December 31, For the Period from
                                          1997        1996   April 6, 1995 (Date
                                                             of Deposit) to
                                                             December 31, 1995

Investment Income
     Interest                            $90,069    $118,152     $88,082
                                        --------     -------    --------

Expenses
     Trustee's Fees                        3,061       3,870       1,999
     Evaluator's Fee                         711         839         487
     Sponser's Advisory Fee                  386         500         369
                                        --------     -------    --------

         Total Expenses                    4,158       5,209       2,855
                                        --------     -------    --------

     Net Investment Income                85,911     112,943      85,227
                                        --------     -------    --------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                        ----      16,790        ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments    55,467     (39,591)     94,425
                                        --------     -------    --------

     Net Gain (Loss) on Investments       55,467     (22,801)     94,425
                                        --------     -------    --------

     Net Increase
         in Net Assets
         Resulting From Operations      $141,378     $90,142    $179,652
                                        ========     =======    ========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33

Statement of Changes in Net Assets





                            For the Years Ended December 31, For the Period from
                                          1997        1996   April 6, 1995 (Date
                                                             of Deposit) to
                                                             December 31, 1995

Operations
Net Investment Income                    $85,911     $112,943      $85,227
Realized Gain
     on Investments                         ----       16,790         ----
Change in Unrealized Appreciation
     (Depreciation) on Investments        55,467      (39,591)      94,425
                                      ----------   ----------   ----------

          Net Increase in
                Net Assets Resulting
                From Operations          141,378       90,142      179,652
                                      ----------   ----------   ----------

Distributions to Certificateholders
     Investment Income                    85,580      113,604       71,983
     Principal                            10,422         ----         ----
     To Sponsor of Accrued Interest
          to Date of Settlement             ----         ----        2,313

Redemptions
     Interest                                124          643         ----
     Principal                            10,116      470,433         ----
                                      ----------   ----------   ----------

         Total Distributions
             and Redemptions             106,242      584,680       74,296
                                      ----------   ----------   ----------

         Total Increase (Decrease)        35,136     (494,538)     105,356

Net Assets
     Beginning of Year                 1,542,976    2,037,514    1,932,158
                                      ----------   ----------   ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $9,834, $9,627
         and $10,931, Respectively)   $1,578,112   $1,542,976   $2,037,514
                                      ==========   ==========   ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33

Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, Series 33 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust, Series 33

Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1997 and 1996, 10 and 465 units were redeemed respectively. No units were redeemed during the period ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.01 to $1.46 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,183 and other expenses of $878. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,785 and other expenses of $1,085. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust, Series 33

Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

              Original cost to Certificateholders                    $2,031,712
              Less Initial Gross Underwriting Commission                 99,554
                                                                     ----------
                                                                      1,932,158
              Accumulated Cost of Securities Sold,
                 Matured or Called                                     (464,068)
              Net Unrealized Appreciation                               110,301
              Undistributed Net Investment Income                         9,834
              Distributions in Excess of Proceeds From Investments      (10,113)
                                                                     ----------

                                  Total                              $1,578,112
                                                                     ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $1,707.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust, Series 33

Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                      1997          1996

      Net Asset Value, Beginning of Year**         $1,005.20     $1,018.76
                                                   ---------     ---------

          Interest Income                              58.87         66.83
          Expenses                                     (2.72)        (2.95)
                                                   ---------     ---------
          Net Investment Income                        56.15         63.88
                                                   ---------     ---------
          Net Gain or Loss on Investments(1)           36.30        (12.82)
                                                   ---------     ---------

      Total from Investment Operations                 92.45         51.06
                                                   ---------     ---------

      Less Distributions
          to Certificateholders
              Income                                   55.93         64.26
              Principal                                 6.81       ----
          for Redemptions
              Interest                                   .08           .36
                                                   ---------     ---------

      Total Distributions                              62.82         64.62
                                                   ---------     ---------

      Net Asset Value, End of Year**               $1,034.83     $1,005.20
                                                   =========     =========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





----------
     * Unless otherwise stated, based upon average units outstanding during the year of 1,530 ([1,525 + 1,535]/2) for 1997 and of 1,768 ([1,535 +
         2,000]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 17






                  The Trust is a unit investment trust designated Series 17 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies.


352467.1
                                       A-1

All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

                  Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part
A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


                  Each Unit in the Trust represents a 1/2994th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

                  INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made

352467.1
                                       A-2
herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

                  All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 31.3% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 8.3%; Financial Security Assurance Inc.
("Financial Security"), 5.2%; and MBIA Corp., 17.8%.


                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.96% of the Public Offering Price, or 5.219% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,090.93 plus accrued interest of $.78 under the monthly distribution plan and $5.53 under the semi-annual distribution plan, for a total of $1,091.71 and $1,096.46, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on

352467.1
                                       A-3
the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.96% of the Public Offering Price (5.219% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.



352467.1
                                       A-4

                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 17


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997




Date of Deposit*:  April 6, 1995                                    Weighted Average Life to
Principal Amount of Bonds ...                $3,000,000                Maturity:  17.0 Years.
Number of Units .............                2,994                  Minimum Value of Trust:
Fractional Undivided Inter-                                            Trust may be terminated if
  est in Trust per Unit .....                1/2994                    value of Trust is less than
Principal Amount of                                                    $1,200,000 in principal
  Bonds per Unit ............                $1,002.01                 amount of Bonds.
Secondary Market Public                                             Mandatory Termination Date:
  Offering Price**                                                     The earlier of December 31,
  Aggregate Bid Price                                                  2044 or the disposition of
    of Bonds in Trust .......                $3,104,144+++             the last Bond in the Trust.
  Divided by 2,994 Units ....                $1,036.79              Trustee***:  The Chase
  Plus Sales Charge of 4.96%                                           Manhattan Bank.
    of Public Offering Price                 $54.14                 Trustee's Annual Fee:  Monthly
  Public Offering Price                                                plan $1.49 per $1,000; and
    per Unit ................                $1,090.93+                semi-annual plan $1.04 per
Redemption and Sponsors'                                               $1,000.
  Repurchase Price                                                  Evaluator:  Kenny S&P
  per Unit ..................                $1,036.79+               Evaluation Services.
                                                      +++           Evaluator's Fee for Each
                                                      ++++             Evaluation:  Minimum of $2.83
Excess of Secondary Market                                             plus $.25 per each issue of
  Public Offering Price                                                Bonds in excess of 50 issues
  over Redemption and                                                  (treating separate maturities
  Sponsors' Repurchase                                                 as separate issues).
  Price per Unit ............                $54.14++++             Sponsors:  Reich & Tang
Difference between Public                                              Distributors, Inc. and
  Offering Price per Unit                                              Gruntal & Co., L.L.C.
  and Principal Amount per                                          Sponsors' Annual Fee:  Maximum
  Unit Premium/(Discount) ...                $88.92                    of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                            amount of Bonds (see "Trust
  New York Time.                                                       Expenses and Charges" in
Minimum Principal Distribution:                                        Part B of this Prospectus).
  $1.00 per Unit.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                                               Monthly              Semi-Annual
                                                               Option                 Option


Gross annual interest income# .........                         $59.01                 $59.01
Less estimated annual fees and
  expenses ............................                           2.36                   2.07
Estimated net annual interest                                   ______                 ______
  income (cash)# ......................                         $56.65                 $56.94
Estimated interest distribution# ......                           4.72                  28.47
Estimated daily interest accrual# .....                          .1573                  .1581
Estimated current return#++ ...........                          5.19%                  5.22%
Estimated long term return++ ..........                          4.01%                  4.04%
Record dates ..........................                       1st of                Dec. 1 and
                                                              each month            June 1
Interest distribution dates ...........                       15th of               Dec. 15 and
                                                              each month            June 15


352467.1
                                       A-5

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.78 monthly and $5.53 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                 Distribu-
                                                                                                 tions of
                                                           Distributions of Interest             Principal
                                                          During the Period (per Unit)            During
                                         Net Asset*                               Semi-            the
                         Units Out-        Value                Monthly           Annual          Period
Period Ended              standing        Per Unit              Option            Option         (Per Unit)


December 31, 1995           3,000        $1,021.11             $35.64            $36.00               -0-
December 31, 1996           2,994         1,005.75              56.42             56.88               -0-
December 31, 1997           2,994         1,041.48              56.63             56.95               -0-




--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

352467.1
                                       A-6

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997



DESCRIPTION OF PORTFOLIO

                  The portfolio of the Trust consists of 12 issues representing obligations of 8 issuers located in the state of New York and 2 in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any principal amount of the Bonds were acquired. Approximately 21.7% of the Bonds are obligations of state and local housing authorities; approximately 11.7% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Four of the issues representing $755,000 of the principal amount of the Bonds are general obligation bonds. All 8 of the remaining issues representing $2,245,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Hospital 2, Multi-Family Housing 2, Public Building 1, Transit Facility 1, and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


                  As of December 31, 1997, $1,040,000 (approximately 34.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $155,000 (approximately 5.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 8.3% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 57% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


                  None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



352467.1
                                       A-7

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 17

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 17 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the period ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Portfolio
December 31, 1997
-------------------------------------------------------------------------------

                                                                                                                 Redemption
                Aggregate                                                                      Coupon Rate/    Feature (2)(4)
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of    S.F.-Sinking Fund
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)    Ref.-Refunding


     1       $    250,000     N.Y. State Hsg. Finc. Agcy. Ins. Multi-Fam.         AAA         6.250%         8/15/07 @ 100 S.F.
                              Mtg. Hsg. Rev. Bonds 1994 Series B                              8/15/2014      8/15/04 @ 102 Ref.
                              (MBIA Corp.)

     2            215,000     N.Y. State Med. Care Facs. Finc. Agcy. Mental       AAA         6.375          8/15/10 @ 100 S.F.
                              Hlth. Servs. Facs. Imprvmnt. Rev. Bonds, 1994                   8/15/2014      8/15/04 @ 102 Ref.
                              Series E (MBIA Corp.)

     3            135,000     N.Y. State Med. Care Facs. Finc. Agcy. Mental       AAA         6.000          No Sinking Fund
                              Hlth. Servs. Facs. Imprvmnt. Rev. Bonds,                        8/15/2020      2/1/05 @ 102 Ref.
                              1995 Series C (MBIA Corp.)

     4            200,000     N.Y. State U.D.C. Correc. Cap. Facs. Rev. Bonds,    AAA         5.375          1/1/14 @ 100 S.F.
                              Series 4 (MBIA Corp.)                                           1/1/2023       1/1/04 @ 102 Ref.

     5            400,000     N.Y. City Hsg. Dev. Corp. Multi-Fam. Hsg.Rev.       AAA         6.550          4/1/16 @ 100 S.F.
                              (FHA Ins. Mtg. Loans) Series 1993A (MBIA Corp.)                 4/1/2018       4/1/03 @ 102 Ref.

     6            400,000     The City of N.Y. Genl. Oblig. Bonds, Fiscal 1992    AAA         7.000          No Sinking Fund
                              Series H (MBIA Corp.)                                           2/1/2020       2/1/02 @ 101.5 Ref.

     7            395,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys.   AAA         6.375          6/15/21 @ 100 S.F.
                              Rev. Bonds Fiscal 1993 Series B (MBIA Corp.)                    6/15/2022      6/15/02 @ 101 Ref.

     8            400,000     Metro. Trans. Auth. Facs. Trans. Rev. Bonds,        AAA         6.000          7/1/21 @ 100 S.F.
                              Series O (MBIA Corp.)                                           7/1/2024       7/1/04 @ 101.5 Ref.

     9            150,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Ref. Bonds,        AAA         5.000          7/1/19 @ 100 S.F.
                              Series 1993 (Gen. Obg. Bonds) (MBIA Corp.)                      7/1/2021       7/1/03 @ 100 Ref.

    10             50,000     Cmmnwlth. of P.R. Pub. Imprvmnt. Ref. Bonds of      AAA         6.500          7/1/18 @ 100 S.F.
                              1994 (Gen. Obg. Bonds) (MBIA Corp.)              .              7/1/2023       7/1/04 @ 101.5 Ref.

    11            250,000     P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth. Facs. Rev   AAA         5.750          7/1/11 @ 100 S.F.
                              Rfndg. Bonds Gtd. By the Commonwealth of P.R.                   7/1/2015       7/1/03 @ 101.5 Ref.
                              Series L (MBIA Corp.)

    12            155,000     The City of N.Y. Genl. Oblig. Bonds, Fiscal 1991    AAA         0.000          No Sinking Fund
                              N.Y. City Savers Series B (MBIA Corp.)                          6/1/2020       None
             ------------



             $  3,000,000     Total Investments (Cost $2,885,779)
             ============


Portfolio           Market
   No.              Value(3)

     1      $        267,677



     2               239,089



     3               145,398



     4               201,486


     5               428,500


     6               447,626


     7               433,477


     8               431,172


     9               147,355


    10                55,783


    11               264,065



    12                48,509


            ----------------


            $      3,110,137
                   ==========




   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Footnotes to Portfolio
------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation       $       224,358
             Gross unrealized depreciation                     -
                                                  --------------



             Net unrealized appreciation         $       224,358
                                                 ===============




4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $2,885,779)                   $3,110,137
                                                         ----------

Other Assets
     Accrued Interest                                        63,414
                                                         ----------
         Total Other Assets                                  63,414
                                                         ----------

Liabilities
     Advance from Trustee                                    55,349
                                                         ----------
         Total Liabilities                                   55,349
                                                         ----------

Excess of Other Assets over Total Liabilities                 8,065
                                                         ----------

Net Assets (2,994 Units of Fractional Undivided
     Interest Outstanding, $1,041.48 per Unit)           $3,118,202
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Statement of Operations





                            For the Years Ended December 31, For the Period from
                                          1997        1996   April 6, 1995 (Date
                                                             of Deposit) to
                                                             December 31, 1995

Investment Income
     Interest                            $178,255    $178,255    $131,632
                                         --------    --------    --------

Expenses
     Trustee's Fees                         5,876       5,918       3,259
     Evaluator's Fee                          647         840         505
     Sponsor's Advisory Fee                   750         750         554
                                         --------    --------    --------

         Total Expenses                     7,273       7,508       4,318
                                         --------    --------    --------

     Net Investment Income                170,982     170,747     127,314
                                         --------    --------    --------

Realized and Unrealized Gain (Loss)

     Change in Unrealized Appreciation
         (Depreciation) on Investments    105,875     (47,154)    165,637
                                         --------    --------    --------

     Net Gain (Loss) on Investments       105,875     (47,154)    165,637
                                         --------    --------    --------

     Net Increase
         in Net Assets
         Resulting From Operations       $276,857    $123,593    $292,951
                                         ========    ========    ========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Statement of Changes in Net Assets





                            For the Years Ended December 31, For the Period from
                                          1997        1996   April 6, 1995 (Date
                                                             of Deposit) to
                                                             December 31, 1995

Operations
Net Investment Income                    $170,982      $170,747      $127,314
Change in Unrealized Appreciation
     (Depreciation) on Investments        105,875       (47,154)      165,637
                                       ----------    ----------    ----------

          Net Increase in
                Net Assets Resulting
                From Operations           276,857       123,593       292,951
                                       ----------    ----------    ----------

Distributions to Certificateholders
     Investment Income                    169,858       169,716       107,238
     To Sponsor of Accrued Interest
          to Date of Settlement              ----          ----         3,435

Redemptions
     Interest                                ----            25          ----
     Principal                               ----         5,993          ----
                                       ----------    ----------    ----------

         Total Distributions
             and Redemptions              169,858       175,734       110,673
                                       ----------    ----------    ----------

         Total Increase (Decrease)        106,999       (52,141)      182,278

Net Assets
     Beginning of Year                  3,011,203     3,063,344     2,881,066
                                       ----------    ----------    ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $18,771, $17,647
         and $16,641, Respectively)    $3,118,202    $3,011,203    $3,063,344
                                       ==========    ==========    ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 17 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units were redeemed during the year ended December 31, 1997. For the year ended December 31, 1996, 6 units were redeemed. No units were redeemed during the year ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.04 to $1.49 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $4,039 and other expenses of $1,837. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,977 and other expenses of $1,941. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

             Original cost to Certificateholders                     $3,029,512
             Less Initial Gross Underwriting Commission                 148,446
                                                                     ----------
                                                                      2,881,066
             Accumulated Cost of Securities Sold,
                Matured or Called                                          ----
             Net Unrealized Appreciation                                224,358
             Undistributed Net Investment Income                         18,771
             Distributions in Excess of Proceeds From Investments        (5,993)
                                                                     ----------

                                 Total                               $3,118,202
                                                                     ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $4,713.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                             For the years ended December 31,
                                                    1997         1996

      Net Asset Value, Beginning of Year**        $1,005.75    $1,021.11
                                                  ---------    ---------

          Interest Income                             59.54        59.48
          Expenses                                    (2.43)       (2.51)
                                                  ---------    ---------
          Net Investment Income                       57.11        56.97
                                                  ---------    ---------
          Net Gain or Loss on Investments(1)          35.35       (15.69)
                                                  ---------    ---------

      Total from Investment Operations                92.46        41.28
                                                  ---------    ---------

      Less Distributions
          to Certificateholders
              Income                                  56.73        56.63
          for Redemptions
              Interest                                ----           .01
                                                  ---------    ---------

      Total Distributions                             56.73        56.64
                                                  ---------    ---------

      Net Asset Value, End of Year**              $1,041.48    $1,005.75
                                                  =========    =========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





----------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,994 ([2,994 + 2,994]/2) for 1997 and of 2,997 ([2,994 +
         3,000]/2) for 1996.

    **   Based upon actual units outstanding

                     Prospectus Part A Dated April 30, 1998



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 13

--------------------------------------------------------------------------------




                  The Trust is a unit investment trust designated Series 13 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

                  This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1997 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies.



352472.1

All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.


                  Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. (See "Portfolio" in Part B of this Prospectus.)


                  Each Unit in the Trust represents a 1/2058th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

                  INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.

                  None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of

                                       A-2
352472.1
the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                  All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 63.4% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 12.1%; Financial Guaranty Insurance Company ("Financial Guaranty"), 5.1%; and MBIA Corp., 44.9%.

                  PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.50% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,058.40 plus accrued interest of $.73 under the monthly distribution plan and $5.19 under the semi-annual distribution plan, for a total of $1,059.13 and $1,063.59, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


                  ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

                  Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated

                                       A-3
352472.1

Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

                  A schedule of cash flow projections is available from the Sponsors upon request.

                  DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


                  MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.50% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)

                  TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.



                                       A-4
352472.1

                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 13


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1997
            --------------------------------------------------------

Date of Deposit*:  April 6, 1995                                 Minimum Principal Distribution:
Principal Amount of Bonds ..               $1,980,000               $1.00 per Unit.
Number of Units ............               2,058                 Weighted Average Life to Maturity:
Fractional Undivided Inter-                                         25.6 Years.
  est in Trust per Unit ....               1/2058                Minimum Value of Trust:
Principal Amount of                                                 Trust may be terminated if value of
  Bonds per Unit ...........               $962.10                  Trust is less than $880,000 in
Secondary Market Public                                             principal amount of Bonds.
  Offering Price**                                               Mandatory Termination Date:
  Aggregate Bid Price                                               The earlier of December 31, 2044 or
    of Bonds in Trust ......               $2,058,401+++            the disposition of the last Bond in
  Divided by 2,058 Units ...               $1,000.19                the Trust.
  Plus Sales Charge of 5.50%                                     Trustee***:  The Chase Manhattan
    of Public Offering Price               $58.21                   Bank.
  Public Offering Price                                          Trustee's Annual Fee:  Monthly
    per Unit ...............               $1,058.40+               plan $1.49 per $1,000; and semi-
Redemption and Sponsors'                                            annual plan $1.04 per $1,000.
  Repurchase Price                                               Evaluator:  Kenny S&P Evaluation
  per Unit .................               $1,000.19+              Services.
                                                    +++          Evaluator's Fee for Each
                                                    ++++            Evaluation:  Minimum of $2.83 plus
Excess of Secondary Market                                          $.25 per each issue of Bonds in
  Public Offering Price                                             excess of 50 issues (treating
  over Redemption and                                               separate maturities as separate
  Sponsors' Repurchase                                              issues).
  Price per Unit ...........               $58.21++++            Sponsors:  Reich & Tang Distributors,
Difference between Public                                           Inc. and Gruntal & Co., L.L.C.
  Offering Price per Unit                                        Sponsors' Annual Fee:  Maximum of
  and Principal Amount per                                          $.25 per $1,000 principal amount of
  Unit Premium/(Discount) ..               $96.30                   Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                                         Charges" in Part B of this
  New York Time.                                                    Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                             Monthly          Semi-Annual
                                                             Option             Option
                                                             ------             ------


Gross annual interest income# .........                        $55.60               $55.60
Less estimated annual fees and
  expenses ............................                          2.59                 2.19
Estimated net annual interest                                  ______               ______
  income (cash)# ......................                        $53.01               $53.41
Estimated interest distribution# ......                          4.41                26.70
Estimated daily interest accrual# .....                         .1472                .1483
Estimated current return#++ ...........                         5.01%                5.05%
Estimated long term return++ ..........                         3.90%                3.94%
Record dates ..........................                      1st of           Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15
                                                             each month       June 15


                                       A-5
352472.1

                  Footnotes to Summary of Essential Information
                  ---------------------------------------------


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


         Certain amounts distributable as of December 31, 1997, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


 *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.73 monthly and $5.19 semi-annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                                                    Distribu-
                                                                                                    tions of
                                                           Distributions of Interest                Principal
                                                          During the Period (per Unit)                During
                                         Net Asset*                               Semi-                the
                         Units Out-        Value                Monthly           Annual             Period
Period Ended              standing        Per Unit              Option            Option            (Per Unit)


December 31, 1995               2,200        $1,019.67             $35.42            $35.64                -0-
December 31, 1996               2,058         1,007.82              55.85             56.31                -0-
December 31, 1997               2,058         1,004.96              54.06             54.41               $42.84

--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
352472.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1997


DESCRIPTION OF PORTFOLIO*
-------------------------

                  The portfolio of the Trust consists of 8 issues representing obligations of 7 issuers located in the state of New Jersey and 1 in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 27.3%** are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 14.6% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $150,000 of the principal amount of the Bonds is a general obligation bond. All six of the remaining issues representing $1,830,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric and Gas 1, Hospital 2, Port Authority 1, Sewer Revenue 1, Single Family Mortgage Revenue 1 and Solid Waste 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

                  As of December 31, 1997, $400,000 (approximately 20.2% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $100,000 (approximately 5.1% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 79.8% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

                  Portfolio Nos. 3 and 4 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 1998 to March 20, 1998, $150,000 of the principal amount of the Bond in portfolio no. 7 was sold and is no longer contained in the Trust.

** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.


                                       A-7
352472.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 13

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13 (the "Trust") at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the Trustee, provide a reasonable basis for the opinion expressed above. The financial statements for the period ended December 31, 1995 were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
Boston, MA
March 18, 1998

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Portfolio
December 31, 1997
-----------------------------------------------------------------------------------------


                                                                                                                    Redemption
                Aggregate                                                                      Coupon Rate/       Feature (2)(4)
  Portfolio     Principal      Name of Issuer and                               Ratings         Date(s) of       S.F.-Sinking Fund
     No.         Amount          Title of Bonds                                   (1)          Maturity (2)       Ref.-Refunding

     1       $    300,000     N.J. Hlth. Care Fac. Fincg. Auth. Rev. Bonds        AAA         6.000%            7/01/17 @ 100 S.F.
                              Newark Beth Israel Med. Cntr. Issue Series 1994                 7/01/2024         7/01/04 @ 102 Ref.
                              (FSA Insrd.) (MBIA Corp.)

     2            240,000     N.J. Hlth. Care Fac. Fincg. Auth Rev. Bonds Jersey  AAA         6.250             7/01/15 @ 100 S.F.
                              Shore Med. Cntr. Ob. Grp. Issue, Series 1994                    7/01/2016         7/01/04 @ 102 Ref
                              (MBIA Corp.)

     3            290,000     N.J. Hsg. & Mtg. Finc. Agncy. Home Buyer Rev.       AAA         5.500             4/01/19 @ 100 S.F.
                              Bonds 1993 Series H (AMT) (MBIA Corp.)                          10/01/2026        10/01/03 @ 102 Ref.

     4            300,000     The Port. Auth. of N.Y. and N.J. Consld.            AAA         6.125             7/15/17 @ 100 S.F.
                              Ninety-Fifth Series (AMT) (MBIA Corp.)                          7/15/2022         7/15/04 @ 101 Ref.

     5            300,000     The Hoboken-Union City-Weehawken Swrg.              AAA         6.200             8/01/16 @ 100 S.F.
                              Auth. (N.J.) Swr. Rev. Bonds (Ref. Series 1992)                 8/01/2019         8/01/02 @ 102 Ref.
                              (MBIA Corp.)

     6            300,000     The Poll. Cntrl. Fincg. Auth. of Salem Ctny. (N.J.) AAA         6.250             No Sinking Fund
                              Poll. Cntrl. Rev. Rfndg. Bonds 1994 Series B                    6/01/2031         6/01/04 @ 102 Ref.
                              (Pub. Serv. Elec. & Gas Co. Prjt.) (MBIA Corp.)

     7            150,000     Cmmwlth. of P.R. Pub. Imprvmnt. Ref. Bonds of       AAA         6.500             7/01/18 @ 100 S.F.
                              1994 (Gen. Oblig. Bonds) (MBIA Corp.)                           7/01/2023         7/01/04 @ 101.5 Ref.

     8            100,000     West N.Y., N.J. Muni. Utils. Auth. (Hudson Ctny.    AAA         0.000             No Sinking Fund
                              N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                       12/15/2020        None
                              Series 1991 (MBIA Corp.)
             ------------

             $  1,980,000     Total Investments (Cost $1,907,172)
             ============



  Portfolio        Market
     No.          Value (3)

     1        $        322,734



     2                 264,605



     3                 291,061


     4                 322,527


     5                 327,096



     6                 332,232



     7                 167,351


     8                  30,776


              ----------------

              $      2,058,382
              ================


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1997, the net unrealized appreciation of all the bonds was comprised of the following:

         Gross unrealized appreciation                          $ 151,210
         Gross unrealized depreciation                              -
                                                                ----------

         Net unrealized appreciation                            $ 151,210
                                                                =========





4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Statement of Net Assets
December 31, 1997






Investments in Securities,
     at Market Value (Cost $1,907,172)                   $2,058,382
                                                         ----------

Other Assets
     Accrued Interest                                        43,148
                                                         ----------
         Total Other Assets                                  43,148
                                                         ----------

Liabilities
     Advance from Trustee                                    33,324
                                                         ----------
         Total Liabilities                                   33,324
                                                         ----------

Excess of Other Assets over Total Liabilities                 9,824
                                                         ----------

Net Assets (2,058 Units of Fractional Undivided
     Interest Outstanding, $1,004.96 per Unit)           $2,068,206
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Statement of Operations





                            For the Years Ended December 31, For the Period from
                                          1997        1996   April 6, 1995 (Date
                                                             of Deposit) to
                                                             December 31, 1995

Investment Income
     Interest                             $117,193     $129,207     $95,721
                                          --------     --------     -------

Expenses
     Trustee's Fees                          4,169        4,290       2,053
     Evaluator's Fee                           711          840         444
     Sponsor's Advisory Fee                    513          550         550
                                          --------     --------     -------

         Total Expenses                      5,393        5,680       3,047
                                          --------     --------     -------

     Net Investment Income                 111,800      123,527      92,674
                                          --------     --------     -------

Realized and Unrealized Gain (Loss)
     Realized Gain (Loss)
         on Investments                     (2,050)       6,169        ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments      83,981      (31,523)     98,752
                                          --------     --------     -------

     Net Gain (Loss) on Investments         81,931      (25,354)     98,752
                                          --------     --------     -------

     Net Increase
         in Net Assets
         Resulting From Operations        $193,731      $98,173    $191,426
                                          ========      =======    ========

   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Statement of Changes in Net Assets





                            For the Years Ended December 31, For the Period from
                                          1997        1996   April 6, 1995 (Date
                                                             of Deposit) to
                                                             December 31, 1995

Operations
Net Investment Income                     $111,800       $123,527       $92,674
Realized Gain (Loss)
     on Investments                         (2,050)         6,169          ----
Change in Unrealized Appreciation
     (Depreciation) on Investments          83,981        (31,523)       98,752
                                        ----------     ----------    ----------

          Net Increase in
                Net Assets Resulting
                From Operations            193,731         98,173       191,426
                                        ----------     ----------    ----------

Distributions to Certificateholders
     Investment Income                     111,449        123,190        78,075
     Principal                              88,165           ----          ----

Redemptions
     Interest                                 ----            128         2,504
     Principal                                ----        144,035          ----
                                        ----------     ----------    ----------

         Total Distributions
             and Redemptions               199,614        267,353        80,579
                                        ----------     ----------    ----------

         Total Increase (Decrease)          (5,883)      (169,180)      110,847

Net Assets
     Beginning of Year                   2,074,089      2,243,269     2,132,422
                                        ----------     ----------    ----------

     End of Year (Including
         Undistributed Net Investment
         Income of $12,655, $12,304
         and $12,095, Respectively)     $2,068,206     $2,074,089    $2,243,269
                                        ==========     ==========    ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements





1.       Organization

         Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase" or the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements





3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units were redeemed during the year ended December 31, 1997. For the year ended December 31, 1996, 142 units were redeemed. No units were redeemed during the year ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.04 to $1.49 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,834 and other expenses of $1,335. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,960 and other expenses of $1,330. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements





5.       Net Assets

         At December 31, 1997, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders           $2,242,294
               Less Initial Gross Underwriting Commission       109,872
                                                             ----------
                                                              2,132,422
               Accumulated Cost of Securities Sold,
                  Matured or Called                            (228,100)
               Net Unrealized Appreciation                      151,210
               Undistributed Net Investment Income               12,655
               Undistributed Proceeds From Investments               19
                                                             ----------

                  Total                                      $2,068,206
                                                             ==========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,200 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $2,850.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements





7.    Financial Highlights (per unit)*
      Selected data for a unit of the Trust outstanding:
                                                For the years ended December 31,
                                                      1997          1996

      Net Asset Value, Beginning of Year**        $1,007.82    $1,019.67
                                                  ---------    ---------

          Interest Income                             56.95        60.69
          Expenses                                    (2.62)       (2.67)
                                                  ---------    ---------
          Net Investment Income                       54.33        58.02
                                                  ---------    ---------
          Net Gain or Loss on Investments(1)          39.80       (11.95)
                                                  ---------    ---------

      Total from Investment Operations                94.13        46.07
                                                  ---------    ---------

      Less Distributions
          to Certificateholders
              Income                                  54.15        57.86
              Principal                               42.84        ----
          for Redemptions
              Interest                                ----           .06
                                                  ---------    ---------

      Total Distributions                             96.99        57.92
                                                  ---------    ---------
      Net Asset Value, End of Year**              $1,004.96    $1,007.82
                                                  =========    =========


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1997 and 1996, respectively, and the dates of net gain and loss on investments.





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     * Unless otherwise stated, based upon average units outstanding during the year of 2,058 ([2,058 + 2,058]/2) for 1997 and of 2,129 ([2,058 +
         2,200]/2) for 1996.

    **   Based upon actual units outstanding

             Note: Part B of This Prospectus May Not Be Distributed
                          Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                    of This Prospectus For Future Reference.


                       INSURED MUNICIPAL SECURITIES TRUST

                                Prospectus Part B


                              Dated: April 30, 1998



                                    THE TRUST


                  Organization. "Insured Municipal Securities Trust" (the "Trust") consists of the "unit investment trust" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreement** (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors, Inc. or, depending on the particular Trust, among Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C., as Co-Sponsors (the Sponsor or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator and The Chase Manhattan Bank, as Trustee. The name of the Sponsor for a particular Trust is contained in the "Summary of Additional Information" in Part A.


                  On the Date of Deposit, the Sponsor deposited with the Trustee long-term insured bonds, and/or delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds") and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Trust consists of the Bonds described under "The Trust" in Part A, the interest (including, where applicable, earned original issue discount) on which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law.

                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of the

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* This Part B relates to the outstanding series of Insured Municipal Securities Trust, Insured Municipal Securities Discount Trust, Insured Municipal Securities New York Navigator Insured Trust, and/or Insured Municipal Securities New Jersey Navigator Insured Trust as reflected in Part A attached hereto.
** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorpo rated herein.


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Trust in the ratio of one Unit to the principal amount of Bonds in the Trust on such date as specified in Part A of this Prospectus. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Under writers, or until the termination of the Trust Agreement.


                  Objectives. The Trust, one of a series of similar but separate unit investment trusts formed by the Sponsor, offers investors the opportunity to participate in a portfolio of long-term insured tax-exempt bonds with a greater diversification than they might be able to acquire themselves. The objectives of the Trust are to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law and exempt from state and local income tax to the extent indicated herein when received by persons subject to state and local taxation in a state in which the issuers of the Bonds are located. Such interest income may, however, be subject to the corporate alternative minimum taxes and to state and local taxes. (See "Description of Portfolio" in Part A for a list of those Bonds which pay interest income subject to federal individual alternative minimum tax. See also "Tax Status".) Consistent with such objectives, the Sponsor has obtained bond insurance guaranteeing the scheduled payment of principal and interest on certain of the Bonds and have purchased, as to the remainder of each Trust Portfolio, Bonds which are already covered by insurance. (See "Insurance on the Bonds".) An investor will realize taxable income upon maturity or early redemption of the market discount bonds in a Trust portfolio and will realize, where applicable, tax-exempt income to the extent of the earned portion of interest, including original issue discount earned on the Bonds in a Trust portfolio. Investors should be aware that there is no assurance the Trust's objectives will be achieved as these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the abilities of the Insurance Companies to meet their obligations under the policies of insurance issued on the Bonds, on the continuing satisfaction of the conditions required for the exemption of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.


                  Since disposition of Units prior to final liquidation of each Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.

                  Portfolio. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("Standard & Poor's") at the time originally deposited in the Trust. (See "Insurance on the Bonds.") The "AAA" rating was assigned to the Bonds by Standard & Poor's because each Bond was insured by a municipal bond guaranty insurance policy issued by a company whose claims-paying ability was rated "AAA" by Standard & Poor's at that time. In the event of a downgrading of the claims-paying ability of one of the insurers, as of the Evaluation Date, the Bonds in the Trust which are insured by that company would no longer be rated

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"AAA" by Standard & Poor's. The Units of Trusts containing the downgraded bonds are no longer rated "AAA."

                  For information regarding (i) the number of issues in the Trust, (ii) the range of fixed maturities of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "Information Regarding the Trust" and "Portfolio" in Part A of this Prospectus.

                  When selecting Bonds for a Trust, the following factors, among others, were considered by the Sponsor: (a) the quality of the Bonds and whether such Bonds, whether Sponsor-Insured or Pre-Insured, were rated "AAA" by Standard & Poor's, (b) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (c) income to the Certificateholders of the Trust, (d) whether a bond was insured, or insurance was available for the Bonds at a reasonable cost, (e) in connection with Bonds for which bond insurance was obtained by the Sponsor, the quality of the Bonds and whether they were rated, without regard to such bond insurance, "A" or better by either Standard & Poor's or Moody's Investors Service, Inc. ("Moody's"), and (f) the diversification of the Trust portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Trust's quality, rating, yield and price criteria. Subsequent to the Date of Deposit, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. (See "Portfolio Supervision".) For an interpretation of the bond ratings see "Description of Bond Ratings".

                  Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of rental housing bonds contained therein.

                  Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program

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payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

                  The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.


                  Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. Electric utilities which own or operate nuclear power plants are exposed to risks inherent in the nuclear industry. These risks include exposure to new requirements resulting from extensive federal and state regulatory oversight, public controversy, decommissioning costs, and spent fuel and radioactive waste disposal issues. While nuclear power construction risks are no longer of paramount concern, the emerging issue is radioactive waste disposal. In addition, nuclear plants typically require substantial capital additions and modifications throughout their operating lives to meet safety, environmental, operational and regulatory requirements and to replace and upgrade various plant systems. The high degree of regulatory monitoring and controls imposed on nuclear plants could cause a plant to be out of service or on limited service for long periods. When a nuclear facility owned by an investor-owned utility or a state or local municipality is out of service or operating on a limited service basis, the utility operator or its owners may be liable for the recovery of replacement power costs. Risks of substantial liability also arise from the operation of nuclear facilities and from the use, handling, and possible radioactive emissions associated with nuclear fuel. Insurance may not cover all types or amounts of loss which may be experienced in connection with the ownership and operation of a nuclear plant and severe financial consequences could result from a significant accident or occurrence. The Nuclear Regulatory Commission has promulgated regulations mandating the establishment of funded reserves to assure financial capability for the eventual decommissioning of licensed nuclear facilities. These funds are to be accrued from revenues in amounts currently estimated to be sufficient to pay for decommissioning costs. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.


                  Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not

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be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

                  Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bond proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

                  Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types:
(1) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (2) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.

                  The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

                  The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the

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revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

                  Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in a Trust.

                  To the Sponsor's knowledge, there was no litigation pending as of the initial Date of Deposit with respect to any Bonds which might reasonably be expected to have a material adverse effect on a Trust. Subsequent to the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it might have a material adverse effect on a Trust.

                  Other Factors. The Bonds in the Trust, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

                  The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

                  In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsor is unable to predict to what extent financially troubled municipalities may seek

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court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the Trusts.

                  The Trust may also include "moral obligation" bonds. Under statutes applicable to such bonds, if any issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Description of Portfolio" in Part A of this Prospectus for the amount of moral obligation bonds contained therein.

                  Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds is contained under "Portfolio". Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time Certificateholders purchase their Units.

                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that a Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Bond or the exercise of any redemption or call provision will be distributed to Certificateholders on the next distribution date, except to the extent such proceeds are applied to meet redemptions of Units. (See "Trustee Redemption".)


                  Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the United States mainland. During fiscal 1997, approximately 88% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 62% of Puerto Rico's imports. In fiscal 1997, Puerto Rico experienced a $2.7 billion positive adjusted merchandise trade balance. The dominant sectors of the Puerto Rico economy are manufacturing and services. Puerto Rico's more than decade-long economic expansion continued throughout the five-year period from fiscal 1993 through fiscal 1997. Factors behind this expansion included government-sponsored economic development programs, periodic declines in the exchange value of the United States dollar, increases in the level of federal transfers, and the relatively low cost of borrowing. Gross product in fiscal 1993 was $25.1 billion ($24.5 billion in 1992 prices) and gross product in fiscal 1997 was $32.1 billion ($27.7 billion in 1992 prices). This represents an increase in gross product of 27.7% from fiscal 1993 to 1997 (13.0% in 1992 prices). Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1997, aggregate personal income was $32.1 billion ($30.0 billion in 1992 prices) and personal income per capita was $8,509 ($7,957 in 1992 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social


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programs. Total federal payments to Puerto Rico, which include transfers to local government entities and expenditures of federal agencies in Puerto Rico, in addition to federal transfer payments to individuals, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1997 were $7.3 billion, of which $5.2 billion, or 71.6%, represented entitlements to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans' Benefits, Medicare and U.S. Civil Service retirement pensions. Average employment increased from 999,000 in fiscal 1993, to 1,128,300 in fiscal 1997. Average unemployment decreased from 16.8% in fiscal 1993, to 13.1% in fiscal 1997. According to the Labor Department's Household Employment Survey, during the first eight months of fiscal 1998, total employment increased 0.4% over the same period in fiscal 1997. Total monthly employment averaged 1,129,000 during the first eight months of fiscal 1998, compared to 1,124,500 in the same period of fiscal 1997. The Planning Board's gross product forecast for fiscal 1998 projected an increase of 3.0% over fiscal 1997.


                  Discount And Zero Coupon Bonds. Some of the Bonds in a Trust may be original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. (See "Tax Status".) The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, some of the aggregate principal amount of the Bonds in the Trust may be Zero Coupon Bonds. (See "Description of Portfolio" in Part A.) Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredit value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate, although certain zero coupon housing bonds may be subject to mandatory call provisions.

                  Some of the Bonds in the Trust may have been purchased at a "market" discount from par value at maturity. This is because the coupon interest rates on the discount bonds at the time they were purchased and deposited in each Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance the discount bonds were for the most part issued at then current coupon interest rates. The current yields (coupon interest income as a percentage of market price) of discount bonds will be lower than the current yields of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Discount Bonds with a large term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to

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maturity. If interest rates rise, the value of discount bonds will decrease; and if interest rates decline, the value of discount bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.


                  Year 2000 Issue. The Trust, like other businesses and entities, could be adversely affected if the computer systems used by the Sponsor and Trustee or other service providers to the Trust do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Sponsor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Trusts' other service providers. However, there can be no assurance that the Year 2000 Problem will be properly or timely resolved so to avoid any adverse impact to the Trust.


                  Insurance On The Bonds. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor with respect to Bonds which were not insured prior to their deposit in the Trust ("Sponsor-Insured Bonds") or the issuer, underwriter or prior owner of the Bonds ("Pre-Insured Bonds"), and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B (the "Insurance Companies"). The insurance policies are non-cancelable and will continue in force so long as the Bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee the market value of the Bonds or the value of the Units. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. An insurance company that is required to pay interest and/or principal in respect of any Bond will succeed and be subrogated to the Trustee's right to collect such interest and/or principal from the issuer and to other related rights of the Trustee with respect to any such Bond.

                  Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premiums payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its

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obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be down-graded.

Navigator Insured Trusts

                  Sponsor-Insured Bonds. Each of the Bonds in the Navigator Trusts is insured by a financial guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Corp. covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but have not been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the Navigator Trusts and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the Navigator Trusts. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee any accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover for any accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor will the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of such an acceleration, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times as such payments would have been made absent any such acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the Navigator Portfolios and does not remove market risk nor does it guarantee the market value of Units in the Navigator Trusts. The terms of the insurance are more fully described herein. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the Navigator Trusts see "Portfolio Supervision" in Part B. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the Navigator Trusts. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the Navigator Trusts. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the Navigator Trusts may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

                  Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the

                                      -10-
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deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.


                  Pre-Insured Bonds. Some of the Bonds in the Trusts which are insured under policies obtained by the Bond issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") are insured either by AMBAC Assurance Corporation ("AMBAC"), Bond Investors Guaranty ("BIG"), Capital Guaranty Insurance Company ("Capital Guaranty"), Connie Lee Insurance Company ("Connie Lee"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance, Inc. ("Financial Security"), Industrial Indemnity Company ("IIC") (which operates the Health Industry Board Insurance Program ("HIBI Program") or Municipal Bond Insurance Association ("MBIA"), MBIA Corp.(collectively the "Insurance Companies"). The cost of this insurance is borne by the respective issuers, underwriters or prior owners of the Pre-Insured Bonds. The percentage of each Portfolio insured by each insurance company, if any, is set forth under "Insurance" in Part A of this Prospectus.

                  AMBAC is a Wisconsin-domiciled stock insurance corporation, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,813,000,000 (unaudited), and statutory capital of approximately $1,605,000,000 as of September 30, 1997. Statutory capital consists of AMBAC's policyholders' surplus and statutory contingency reserve. Standard & Poor's, Moody's and Fitch Investors Service, L.P. ("Fitch") have each assigned a triple-A claims paying ability rating to AMBAC.


                  AMBAC has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by issuer of the Bonds.


                  Connie Lee Insurance Company ("Connie Lee"), a Wisconsin stock insurance corporation, is wholly-owned subsidiary of Connie Lee Holdings, Inc. (formerly Construction Loan Insurance Corporation, and herein, "Holdings"). On December 18, 1997, AMBAC acquired all of the outstanding capital stock of Holdings. Holdings and Connie Lee are now wholly-owned subsidiaries of AMBAC. Connie Lee, which guaranteed bonds issued primarily for college and hospital infrastructure projects, is not expected to write any new business. AMBAC and Connie Lee have arrangements in place to assure that Connie Lee maintains a level of capital sufficient to support Connie Lee's outstanding obligations and for Connie Lee insured bonds to retain their triple-A rating.

                  As of December 31, 1997, the qualified statutory capital of Connie Lee was $112,742,860 (unaudited) and total admitted assets were $46,792,234 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin.


                  As of the Evaluation Date, the claims-paying ability of Connie Lee has been rated "AAA" by Standard & Poor's.


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                  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation ("FGIC"), a Delaware holding company. FGIC is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither FGIC nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1997, the total capital and surplus of Financial Guaranty was approximately $1,255,590.411. In addition, Financial Guaranty is currently licensed to write insurance in 50 states and the District of Columbia.

                  As of the Evaluation Date, the claims-paying ability of Financial Guaranty has been rated "AAA" by Standard & Poor's.

                  Financial Security is a monoline insurance company incorporated in 1984 under the laws of the State of New York and is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

                  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., US WEST Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder of Holdings is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.


                  Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its domestic operating insurance company subsidiaries are reinsured among such companies on an agreed upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota-share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy. As of December 31, 1997, total shareholders equity of Financial Security and its wholly-owned subsidiaries was (audited) $897,860,000 and total unearned premium reserves was (audited) $422,073,000.

                  As of the Evaluation Date, Financial Security's claims-paying ability has been rated "AAA" by Standard & Poor's, Fitch Investors Service, L.P., Nippon Investors Service Inc. and Standard & Poor's (Australia) Pty.
Ltd. and "Aaa" by Moody's Investors Service.


                  MBIA is an association of five insurance companies which joined together to insure severally (and not jointly) new issues of municipal bonds. Each insurance company comprising Municipal Bond Insurance Association ("MBIA", also known as the "Association") will be severally and not jointly obligated under the MBIA policy in the following respective percentages: The Aetna Casualty and Surety Company, 33%; Fireman's Fund Insurance Company, 30%;

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The Travelers Indemnity Company, 15%; Aetna Insurance Company*, 12%; and The Continental Insurance Company, 10%. As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under the MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations.

                  Some of the members of the Association are among the shareholders of MBIA, Inc. MBIA, Inc. is the parent of MBIA Insurance Corporation (formerly known as Municipal Bond Investors Assurance Corporation) ("MBIA Corp.") and is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Corp. commenced municipal bond insurance operations on January 5, 1987. MBIA Corp. is a separate and distinct entity from the Association. MBIA Corp. has no liability to the bondholders for the obligations of the Association.

                  The following table sets forth certain financial information with respect to the five insurance companies comprising MBIA. The statistics, which have been furnished by MBIA, are as reported by the insurance companies to the New York State Insurance Department and are determined in accordance with statutory accounting principals. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof. In addition, these numbers are subject to revision by the New York State Insurance Department which, if revised, could either increase or decrease the amounts.


                  MUNICIPAL BOND INSURANCE ASSOCIATION ("MBIA")
                    FIVE MEMBER COMPANIES ASSETS, LIABILITIES
                           AND POLICYHOLDERS' SURPLUS
                       AS OF DECEMBER 31, 1996 (UNAUDITED)
                                 (000's omitted)


                                                        New York           New York           New York
                                                        Statutory          Statutory          Policyholder's
                                                        Assets             Liabilities        Surplus

The Aetna Casualty & Surety Company                     $11,550,399        $ 9,143,186        $2,407,213
Fireman's Fund Insurance Company                          9,441,679          7,241,612         2,200,067
The Travelers Indemnity Company                          10,737,808          8,538,425         2,199,383
Cigna Property and Casualty Company                       2,533,882          1,809,370           724,512
  (Formerly Aetna Insurance Company)
The Continental Insurance Company                         2,663,233          1,994,375           668,858
                                                        -----------        -----------        ----------

   TOTAL                                                $36,927,001        $28,726,968        $8,200,033



                 MBIA Corp. is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the

--------
*        Now known as Cigna Property and Casualty Company.

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Territory of Guam. MBIA Corp. has two European branches, one in the Republic of France and the other in the Kingdom of Spain.

                 As of December 31, 1996, MBIA Corp. had admitted assets of $4.4 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.4 billion (audited) prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of September 30, 1997, MBIA Corp. had admitted assets of $5.1 billion (unaudited), total liabilities of $3.4 billion (unaudited), and total capital and surplus of $1.7 billion (unaudited).


                 As of the Evaluation Date, the claims-paying ability of MBIA Corp. has been rated "AAA" by Standard & Poor's and Fitch, and Aaa by Moody's.

Insured Municipal Securities Trust

                 Sponsor-Insured Bonds. For those Bonds which are not covered by an insurance policy obtained by the issuers of such Bonds, the Sponsor has obtained bond insurance from either BIG, Financial Guaranty, MBIA or MBIA Corp. in an effort to protect Certificateholders against nonpayment of principal and interest in respect of such Bonds (the "Sponsor-Insured Bonds"). The bond insurance on the Sponsor-Insured Bonds covers the Sponsor-Insured Bonds deposited in a Trust at the time that they are physically delivered to the Trustee (in the case of bearer bonds) or registered in the name of the Trustee or its nominee or delivered along with an assignment (in the case of registered bonds) or registered in the name of the Trustee or its nominee (in the case of bonds held in book-entry form). Accordingly, although contracts to purchase Sponsor-Insured Bonds are not covered by the bond insurance obtained by the Sponsor, such Bonds will be insured when they are deposited in the Trust. When selecting Bonds for a Trust prior to obtaining insurance thereon, the Sponsor considers the factors listed under "Portfolio", among others. The insurers of the Sponsor-Insured Bonds apply their own standards in determining whether to insure the Sponsor-Insured Bonds. To the extent that the standards of such insurers are more restrictive than those of the Sponsor, the Sponsor's investment criteria have been limited to the more restrictive standards.

                 Pre-Insured Bonds. The Bonds which are insured under policies obtained by the Bond issuers are insured by AMBAC, BIG, Financial Guaranty, MBIA, or MBIA Corp. (collectively, the "Insurance Companies") on the date the Bonds were originally deposited in the Trust. The cost of this insurance is borne by the respective issuers of the Pre-Insured Bonds. The percentage of the Portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

                 Ratings. As of the Date of Deposit for each of the respective Trusts, Standard & Poor's had rated the claims-paying ability of each of the above insurance companies "AAA" and had rated each of the Bonds in the Portfolio "AAA" because the insurance companies had insured the Bonds. The assignment of such "AAA" ratings was due to Standard & Poor's assessment of the creditworthiness of the insurance companies and their ability to pay claims on their policies of insurance. Subsequently, the rating of the claims-paying ability of the insurer of an underlying Bond may cease to be rated or may be downgraded which may result in a downgrading of the rating of the Units in the Trust. For a discussion of the rating of the claims-paying ability of each of the Bond insurers see "Insurance On The Bonds". For a list of Bond Ratings as of the Evaluation Date see the "Portfolio" in Part A of this Prospectus. For a discussion of the rating assigned to the Units of the

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Trusts, see "the Trust" in Part A of this Prospectus. The percentage of each Trust portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

                 The foregoing information relating to the above insurance companies is from published documents and other public sources and/or information provided by such insurance companies. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete.


                               RISK CONSIDERATIONS

                 Special Factors Affecting the Navigator Trusts. The Sponsor believes the information summarized below describes some of the more significant events relating to the Navigator Trusts. Sources of such information are the official statements of issuers located in the states of the Navigator Trusts which have been issued in connection with the debt offerings of such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, they have no reason to believe it is not correct in all material respects.

New York Navigator Trust

                 Special Factors Affecting New York. The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.

                 Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

                 The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.


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                 Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

                 New York City. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.


                 The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and thereafter improved during calendar year 1996, reflecting improved securities industry earnings and employment in other sectors. The City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2001, with moderating job growth and wage increases.

                 For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City has been required to close substantial budget gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

                 Pursuant to the New York State Financial Emergency Act for the City of New York, the City prepares an annual four-year financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects a surplus in the 1998 fiscal year (before discretionary transfers) and substantial budget gaps for each of the 1999, 2000 and 2001 fiscal years. This pattern of current year surplus and projected subsequent year budget gaps has been consistent through virtually the entire period since 1982, during which the City has achieved balanced operating results for each fiscal year. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").


                 The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal Budget negotiation process could result in a reduction in or a delay

                                      -16-
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in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.


                 The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1998 through 2001 fiscal years (the "1998-2001 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the New York City Health and Hospitals Corporation ("HHC") and the Board of Education ("BOE") to take actions to offset potential budget shortfalls, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                 Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $4.9 billion of general obligation bonds and $7.1 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority and Finance Authority bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

                 The City's operating results for the 1996 fiscal year were balanced in accordance with GAAP, after taking into account a discretionary transfer of $224 million, the sixteenth consecutive year of GAAP balanced results.

                 On June 10, 1997, the City submitted to the Control Board the Financial Plan for the 1998 through 2001 fiscal years, which relates to the City, BOE and the City University of New York ("CUNY") and reflects the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The Financial Plan projects revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The Financial Plan includes increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiatives proposed by the City Council and other initiatives; and a proposed


                                      -17-
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discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the Financial Plan reflects the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 1999 fiscal years, and includes actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap closing actions include (i) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The Financial Plan also sets forth projections for the 1999 through 2001 fiscal years and projects gaps of $1.8 billion, $2.8 billion and $2.6 billion for the 1999 through 2001 fiscal years, respectively.

                 The Financial Plan assumes approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the Financial Plan assumes will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

                 The Financial Plan also assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenue of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal year, respectively;
(ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000 and 2001 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the cost containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The Financial Plan reflects the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

                 The City annually prepares a modification to its financial plan in October or November which amends the financial plan to accommodate any revisions to forecast revenues and expenditures and to specify any additional gap-closing initiatives to the extent required to offset decreases in projected revenues or increases in projected expenditures. The Major is expected to publish the first quarter modification (the "Modification") for the 1998 fiscal year in November. Since the preparation of the Financial


                                      -18-
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Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State funded tax relief program which begins a year later than reflected in the Financial Plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year. These changes will be reflected in the Modification.

                 The projections for the 1998 through 2001 fiscal years reflect the costs of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ("District Council 37"), which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. Subsequently, the City reached settlements, through agreements or statutory impasse procedures, with bargaining units which, together with the UFT and District Council 37, represent approximately 86% of the City's workforce.

                 In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, Standard & Poor's revised its rating of City bonds downward to BBB+.

                 Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. Since July 15, 1993, Fitch has rated City bonds A-. Since July 8, 1997, IBCA Limited has rated City bonds A.

                 New York State and its Authorities. The State's budget for the State's 1997-1998 fiscal year, commencing on April 1, 1997, was adopted by the Legislature on August 4, 1997. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements for its 1997-1998 fiscal year considered to be necessary for State operations and other purposes. The State Financial Plan for the 1997-1998 fiscal year was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year. The 1997-1998 State Financial Plan is expected to be updated in October and January. The 1997-1998 State Financial Plan is projected to be balanced on a cash basis. Total General Fund receipts and transfers from other funds are projected to be $35.09 billion, while total General Fund disbursements and transfers to other funds are projected to be $34.60 billion. The adopted 1997-1998 budget projects a year-over-year increase in General


                                      -19-
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Fund disbursements of 5.2 percent. As compared to the Governor's proposed budget amended in February 1997, the State's adopted budget for 1997-1998 increases General Fund spending by $1.7 billion, primarily due to increases for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-1998 fiscal year, increased resources produced in the 1996-1997 fiscal year that will be utilized in 1997-1998, reestimates of social service, fringe benefit and other spending, and certain non-recurring resources.

                 The 1997-1998 adopted budget includes multi-year tax reductions, including a State funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. The various elements of the State and local tax and assessment reductions have little or no impact on the 1997-1998 Financial Plan, and do not begin to materially affect the out-year projections until the State's 1999-2000 fiscal year.

                 The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. In addition, the State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results could differ materially and adversely from projections and those projections may be changed materially and adversely from time to time.

                 The State closed projected budget gaps of $5.0 billion, $3.9 billion and $2.3 billion for its 1995-1996, 1996-1997 and 1997-1998 fiscal years, respectively. The 1998-1999 budget gap was projected at $1.68 billion (before the application of any assumed efficiencies) in the out-year projections submitted to the Legislature in February 1997. As a result of changes made in the adopted budget, the 1998-1999 gap is now expected by the State to be about the same or smaller than the amount previously projected, after application of the $530 million reserve for future needs. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. The revised expectations for the 1998- 1999 fiscal year reflect the loss of $1.4 billion in surplus resources from 1996-1997 operations that are being utilized to finance current year spending, an incremental effect of approximately $300 million in legislated State and local tax reductions in the out-year and other factors.

                 In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the Federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurrent revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions


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will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

                 Other actions taken in the 1997-1998 adopted budget add further pressure to future State budget balance. For example, the fiscal effects of tax reductions adopted in the 1997-1998 budget are projected to grow more substantially beyond the 1998-1999 fiscal year. The full annual cost of the enacted tax reduction package is estimated by the State at approximately $4.8 billion when fully effective in State fiscal year 2001-2002. In addition, the 1997-1998 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-2002. These spending commitments are subject to annual appropriation.

                 On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001- 2002 State fiscal year could grow to nearly $12 billion.

                 In recent years, the State has failed to adopt a budget prior to the beginning of this fiscal year. A prolonged delay in the adoption of the State's budget beyond the statutory April 1 deadline without interim appropriations could delay the projected receipt by the City of State aid, and there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

                 On August 28, 1997, Standard & Poor's revised its ratings on the State's general obligation bonds from A- to A and, in addition, revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 10, 1997, Moody's confirmed its A2 rating on the State's general obligation long-term indebtedness.

                 Litigation. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1997-98 State Financial Plan.

                 The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitutional violations, torts, breaches of contract and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1998-2001 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1996 amounted to approximately $2.8 billion.


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New Jersey Navigator Trust

New Jersey Risk Factors


                 State Finance. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,071 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1995 the State ranked second among the states in per capital personal income ($29,248).


                 The Trust is susceptible to political, economic or regulatory factors affecting issuers of the New Jersey securities. The following information provides only a brief summary of some of the complex factors affecting the financial situation in New Jersey (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in New Jersey. No independent verification has been made of any of the following information.

                 The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.


                 The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 5.3% in May 1997, which is above the national average of 4.8% in May 1997. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace, due to the fact that some sectors may lag as a result of continued excess capacity. In addition, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained. Also, certain firms will continue to merge or downsize to increase profitability.


                 Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and, if provided, redemption premium payments, if any, required to repay the

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bonds. As of June 30, 1996, there was a total authorized bond indebtedness of approximately $10.31 billion, of which $3.69 billion was issued and outstanding, $4.76 billion was retired (including bonds for which provisions for payment have been made through the sale and issuance of refunding bonds) and $1.86 billion was unissued. The debt service obligation of such outstanding indebtedness is $446.9 million for Fiscal Year 1997.

                 On June 25, 1997, the New Jersey Economic Development Authority
(EDA) issued State Pension Funding Bonds (PFB) in the amount of $2.803 billion to finance a portion of the unfunded accrued liability of the State administered retirement systems. Under the authorizing legislation the bonds are limited obligations of the EDA and are not a legal debt or liability of the State. The following section, New Jersey Budget and Appropriation System, contains a full description of the PFB.

                 New Jersey Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of Fiscal Year 1993 there was a surplus of $937.4 million. In 1994, New Jersey closed its fiscal year with a surplus of $926.0 million, in 1995 New Jersey closed its fiscal year with a surplus of $569.2 million and in 1996 New Jersey closed its fiscal year with a surplus of $882 million and fiscal year 1997 with a surplus of approximately $276.2 million.


                 In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, former Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

                 The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6% to 7% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates and receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

                 The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2% to 3.5% to a new range of 2% to 7%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

                 The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation, the State would assume approximately $289 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In

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addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

                 Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% to 10% in income tax rates took effect. Governor Whitman recently signed into law further reductions up to 15% for some taxpayers effective January 1, 1996, thus reducing income taxes by up to 30% for most taxpayers within three years.


                 On June 27, 1997, Governor Whitman signed the New Jersey Legislature's $16.8 billion budget for Fiscal Year 1998. The balanced budget, which includes $442 million in surplus, is approximately $800 million more than the 1997 budget. Projections and estimates of receipts from taxes have been subject to variance in recent years as a result of several factors, most recently a significant slowdown in the national, regional and State economies, sluggish employment and uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax laws.

                 On June 25, 1997, the New Jersey Economic Development Authority
(EDA) issued State Pension Funding Bonds (PFB) in the amount of $2.803 billion to finance a portion of the unfunded accrued liability of the State-administered retirement systems. Under the authorizing legislation, the bonds are limited obligations of the EDA and contain a statement that they are not a legal debt or liability of the State. This is true even though the principal and interest on the bonds will be paid through annual State appropriations from the General Fund. Because the pension bonds are issued by an authority, they are not General Obligation (G.O.) Bonds which are backed by the "full faith and credit" of the State. G.O. bonds would require voter approval.

                 The PFB sold at an average interest rate of 7.64% after the State purchased insurance against default. In concept, the proceeds of the PFB are invested with the anticipation that the interest rate on investment earnings will at least equal and, hopefully, exceed the interest rate cost of the bonds, thereby lowering future State costs to fund the retirement systems. However, there is always a risk of uncertainty in investing funds.

                 The unfunded accrued liability of the several State-administered retirement systems is $3.2 billion, according to the actuarial valuations prepared by Fiscal Year 1998. Of that amount, $2.75 billion is funded from the sale of the Pension Bonds. The balance, an estimated $450 million, was made available through the passage of companion legislation. That law authorized a one-time accounting change in the value of the assets of the retirement systems to full-market value as of the valuation reports applicable to Fiscal Year 1998. This one-time revaluation from the current market- related value of assets (which recognizes 20% of full-market) to full-market value, immediately recognizes all capital gains up to the validation date, resulting in an increased value of the accumulated assets of the retirement systems. The assets of the retirement systems at full-market value are approximately $2.4 billion greater than they are when measured at their market-related value.


                 Debt Ratings. For many years, both Moody's Investors Service, Inc., and Standard & Poor's Corporation have rated New Jersey general obligation bonds "Aaa" and "AAA", respectively. Currently, however, Moody's

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Investors Service, Inc. rates New Jersey general obligation bonds Aa1 and Standard & Poor's Ratings Group rates such bonds AA+. On July 3, 1991, however, Standard & Poor's Corporation downgraded New Jersey general obligation bonds to "AA+." On June 4, 1992 Standard & Poor's Corporation placed New Jersey general obligation bonds on Credit Watch with negative implications, citing as its principal reason for its caution the unexpected denial by the Federal Government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the current budget must be closed before the new budget year begins on July 1, 1992. Standard & Poor's Corporation suggested the State could close fiscal 1992's budget gap and help fill fiscal 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability. On July 6, 1992, Standard & Poor's Corporation reaffirmed its "AA+" rating for New Jersey general obligation bonds and removed the debt from its Credit Watch list, although it stated that New Jersey's long-term financial outlook is negative. Standard & Poor's Corporation was concerned that the State was entering the 1993 fiscal year that began July 1, 1992 with a slim $26 million surplus and remained concerned about whether the sagging State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, Standard & Poor's announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. Standard & Poor's reaffirmed its "AA+" rating at the same time. There can be no assurance that these ratings will continue or that particular bond issues may not be adversely affected by changes in the State or local economic and political conditions.


                 On August 24, 1992, Moody's Investors Service, Inc. downgraded New Jersey general obligation bonds to "Aa1", stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, Moody's reaffirmed its "Aa1" rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (although rising) debt ratios, and, on the negative side, a continued reliance on one-time revenue and a dependence on pension-related savings to achieve budgetary balance.

                 Capital Construction. In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you go basis. Capital Construction expenditures for Fiscal Year 1995 represent 1.9% of the total Fiscal Year 1995 expenditures. In Fiscal Year 1995, total Capital Construction expenditures were $289.8 million, a decrease of $83.4 million from Fiscal Year 1994. This amount reflects a reduction of $136.4 million in capital projects and an increase of $53.0 million in expenditures to the Transportation Trust Fund Authority.

                 All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent

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commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

                 Lease Financing. The State has entered into a number of leases relating to the financing of certain real property and equipment. The State leases the State Tax Processing Building and the Richard J. Hughes Justice Complex in Trenton, both from the Mercer County Improvement Authority (the "Authority"). On August 8, 1991 the Authority defeased outstanding bonds originally issued to finance construction of the Richard J. Hughes Justice Complex through the issuance of custody receipts (the "Custody Receipts") in the aggregate principal amount of $95,760,000. The rental is sufficient to cover the debt service on the Authority's Custody Receipts. Maximum annual rental payments on these leases, including debt service, maintenance and payments in lieu of taxes, will be approximately $11 million. The State's obligation to pay the rentals is subject to appropriations being made by the State Legislature. The Custody Receipts will mature in the years 1992 through 2018.

                 The State has also entered into a lease agreement, as lessee, with the New Jersey Economic Development Authority, as lessor (the "EDA") to lease (i) office buildings that are presently under construction and, when finished, are expected to house the New Jersey Division of Motor Vehicles, New Jersey Network (the State's public television station) and a branch of the United States Postal Service and (ii) a parking facility that is also under construction, all of which were financed by the EDA's $114,391,434.70 initial aggregate principal amount of Trenton Office Complex Revenue Bonds, 1980 Series dated December 1, 1989. The State has also entered into a lease agreement, as lessee, with the EDA to lease approximately 13 acres of real property and certain infrastructure improvements thereon located in the City of Newark. This property is in a geographical area generally bounded by McCarter Highway, Mulberry Street and Saybrook Place and its purchase was financed by $21,510,000 aggregate principal amount of New Jersey Economic Development Authority Revenue Bonds, New Jersey Performing Arts Center Site Acquisition Project, 1991 Series, issued on August 20, 1991. The rental payments required to be made by the State under such lease agreements are sufficient to cover debt service on such bonds and other amounts payable to the EDA, including certain administrative expenses of the EDA, and such rental payments are subject to annual appropriation by the State Legislature. Maximum annual debt service on such bonds is approximately $12,200,000. All of such bonds are still outstanding and mature in the years 1992 through 2012.

                 The State has also entered into a sublease with the EDA to lease two parking lots, certain infrastructure improvements and related elements located at Liberty State Park in the City of Jersey City. These parking lots and improvements have been financed by a $13,683,767.50 aggregate principal amount of New Jersey Economic Development Authority Lease Rental Bonds, 1992 Series (Liberty State Park Project) dated March 15, 1992. The rental payments that will be required to be made by the State under such sublease agreement will be sufficient to cover debt service on such bonds and other amounts payable to the EDA, and such rental payments will be subject to appropriation by the State Legislature.

                 In 1981, the Governor signed into law a bill creating the New Jersey Building Authority (the "Building Authority") having the power to construct facilities for leasing to the State (P.L. 1981, c. 120). The law provides for leasing to the State on a basis similar to that described above. The Building Authority is authorized to have not more than $250 million of its

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notes and bonds outstanding exclusive of refunded bonds and notes, provided that if the Building Authority issues bonds or notes to finance the total cost of a project based on estimates prepared by an independent consultant and the consultant determines later that the costs of the project as initially approved have increased, the Building Authority may issue additional bonds or notes to finance the increased cost notwithstanding the $250 million limitation. In 1985 the Building Authority issued $129,635,000 of 1985 Series Bonds for five office building projects in the Trenton area. During April 1987 the Building Authority issued $103,760,000 of the 1987 Series Bonds to refund the outstanding term bonds of the 1985 issue. On April 6, 1989 the Building Authority issued $49,752,390.30 of 1989 Series Bonds for the renovation and historical restoration of portions of the State Capital Complex in Trenton. On October 9, 1991 the Building Authority issued $74,999,815.75 of State Building Revenue Bonds, 1991 Series (Garden State Savings Bonds, 1991A), as capital appreciation bonds, under the Garden State Savings Act of 1991, for the continued renovation and historical restoration of portions of the State Capital Complex in Trenton and for the construction of a structured parking facility. As of December 31, 1991 the total amount of Building Authority Bonds outstanding was $238,687,206.05. Outstanding Building Authority bonds are secured by annual rentals from the State which are subject to annual appropriations by the State Legislature. The State's combined annual rental payment for all leases with the Building Authority will be (i) approximately $17.5 million per year for the years ending June 15, 1992 through 1998, 2012 and 2013 and (ii) approximately $31.0 million per year for the years ending June 15, 1999 through 2011.

                 Beginning in April 1984, the State, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment and real property to be used by various departments and agencies of the State. To date, the State has completed nine lease purchase agreements which have resulted in issuance of Certificates of Participation totaling $541,085,000. A Certificate of Participation evidences a proportionate interest of the owner thereof in the lease payments to be made by the State under the terms of the agreement. As of December 31, 1991, $305,400,000 Certificates of Participation remain outstanding. The agreements relating to these transactions provide for semiannual rental payments. The State's obligation to pay rentals due under these leases is subject to annual appropriations being made by the State Legislature. The final maturity of the outstanding Certificates of Participation is December 15, 2013. The majority of proceeds from these transactions have been or will be used to acquire equipment for the State and its agencies. The rentals payable by the State will be made from monies appropriated by the State Legislature. The State intends to continue to use this financing technique for a substantial portion of its future equipment requirements.

                 "Moral Obligation" Financing. Aside from its general obligation bonds, the State's "moral obligation" backs certain obligations issued by the New Jersey Housing and Mortgage Finance Agency, the South Jersey Port Corporation and the Higher Education Assistance Authority.

                 New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required the State to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

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                 South Jersey Port Corporation. The State provides the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.

                 Higher Education Assistance Authority. The Higher Education Assistance Authority has issued $24,996,064 aggregate principal amount of revenue bonds, the interest on which has been capitalized to but not including January 1, 1993. After the period of capitalized interest has ended, it is anticipated that the authority's revenues will be sufficient to cover debt service on its bonds.

                 Below are listed State appropriations made since 1986 which covered deficiencies in revenues of the Corporation, for debt service and property tax payments.


                                                    Appropriation for                   Appropriation for
                Calendar Year                         Debt Service                         Property Tax
                -------------                         ------------                        -------------
1986.........................................        $        0                             $1,647,216.00
1987.........................................                 0                              1,647,216.00
1988.........................................                 0                              1,647,216.00
1989.........................................         1,281,793.58                           1,745,917.00
1990.........................................         2,362,850.67                           1,850,000.00
1991.........................................         2,770,851.00                           1,850,000.00

        On April 2, 1987, the Corporation issued $31,580,000 aggregate principal amount of Revenue Bonds, 1987 Series C (the "Series C Bonds"), a portion of the proceeds of which will be used (i) on January 1, 1995, to refund all of the Corporation's Marine Terminal Revenue Bonds, 1985 Refunding Series and (ii) to pay interest on the Series C Bonds until January 1, 1995. Because of the funded escrow, it is expected that there will not be any need for the State to provide funds to pay debt service on the Series C Bonds through January 1, 1995. Also, in addition to the bonded indebtedness of the Corporation set forth above, on April 2, 1987, the Corporation issued $10,295,000 Marine Terminal Revenue Bonds, 1987 Series D, to provide funds for financing a portion of the costs of various capital improvements. On February 10, 1989, the Corporation issued $4,085,000 Marine Terminal Revenue Bonds, 1989 Series E, to provide funds for financing a portion of the costs of various capital improvements and additions to the Corporation's marine terminal facilities. On November 21, 1989, the Corporation issued $3,655,000 Marine Terminal Revenue Bonds, 1989 Series F, to provide for the costs of acquiring land in the City of Camden, for the purpose of expanding the Corporation's marine terminal facilities.

                  Municipal Finance. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

                  Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating

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budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. State law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

                  The local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5% or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5%, the Cap law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5%, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5%. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections. The Cap Law, scheduled to expire on December 31, 1990, was re-enacted with amendments and made a permanent part of the Municipal Finance System.

                  State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of the counties) in which issued. The local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for reflecting purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real

                                      -29-
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property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes
(i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5% of the equalized valuation basis in the case of municipalities and 2% of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exemptions, may be exceeded only with the approval of the Local Finance Board.

                  Chapter 75 of the Pamphlet Laws of 1991 signed into law on March 28, 1991 requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition budget. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the Act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

                  State law authorizes State officials to supervise fiscal administration in any municipality which is in default on its obligations; which experiences severe tax collection problems for two successive years; which has a deficit greater than 4% of its tax levy for two successive years; which has failed to make payments due and owing to the State, county, school district or special district for two consecutive years; which has an appropriation in its annual budget for the liquidation of debt which exceeds 25% of its total operating appropriations (except dedicated revenue appropriations) for the previous budget year; or which has been subject to a judicial determination of gross failure to comply with the Local Bond Law, the Local Budget Law or the Local Fiscal Affairs Law which substantially jeopardizes its fiscal integrity. State officials are authorized to continue

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such supervision for as long as any of the conditions exist and until the municipality operates for a fiscal year without incurring a cash deficit.

                  There are 567 municipalities and 21 counties in New Jersey. During 1987, 1988, and 1989 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4% of its tax levy. The number of municipalities which have a cash deficit greater than 4% of their tax levies was five for 1987, zero for 1988, and six for 1989. The number of municipalities which exceeded statutory debt limits was six, five, and one as of December 31, 1987, 1988, and 1989, respectively. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

                  School Districts. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

                  School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If either disagrees, they must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

                  The Quality Education Act of 1990 (N.J.S.A. 18A:7D-1 et seq.) limits the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

                  The Quality Education Act has been declared unconstitutional by the New Jersey Supreme Court in 1994. The Supreme Court, while retaining jurisdiction over this issue, has stated that the State was required to address the "special education needs" of 30 special needs districts for which funding was required in addition to that necessary to achieve parity for richer districts. The Supreme Court stated that it will not immediately intervene if substantial equivalence of the special needs districts and wealthier districts is achieved by the State for the 1997-1998 school year. The Court further ordered the State to adopt a law assuring such substantial equivalence by September 1996.


                  In May, 1997, in its further review of school funding, the Supreme Court in Abbott by Abbott v. Burke, 149 N.J. 145 (1997), held that the Comprehensive Educational Improvement and Financing Act ("Act") which was


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enacted by the legislature in response to previous state Supreme Court orders was unconstitutional as it applied to special needs districts.

                  The Court held that the Act's funding levels were insufficient and failed to address problems of dilapidated, unsafe and overcrowded facilities. As interim relief pending legislative solution, the Court ordered increased funding on parity with per-pupil expenditures for regular education, required the State Commissioner of Education to ensure that increased funding be put to optimal educational use, required the State, commencing September 1997, to provide special needs districts with money to enable such districts with sufficient money to spend at the level of average budgeted per-pupil expenditures in successful districts and remanded the case for a determination of immediate implementation of programs to meet the needs of at-risk children.

                  As a result of this decision, the State's 1998 fiscal year budget provided for an additional $246 million to special needs districts. Much of this funding is attributable to the State Pension Fund Bonds sale.


                  In Type I or Type II school districts which have failed monitoring over a period of time by the State because of continued educational deficiencies, and are implementing an approved corrective action plan, the Commissioner is required to determine the cost to the school district of the implementation of those portions of the corrective action plan which are directly responsive to the district's deficiencies as identified in the monitoring process. Where appropriate, the Commissioner is required to reallocate funds within the district's budget to support the corrective action plan. The Commissioner is also required to determine the amount of additional revenue needed to implement the corrective action plan, and to recertify the budget for the district.

                  In State operated school districts the State District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division of Local Government Services in the State Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State operated district. Any difference between the amount which the Director certifies, and the total amount of local revenues required by the budget approved by the Commissioner, is to be paid by the State in the fiscal year in which the expenditures are made subject to the availability of appropriations.

                  School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law. Although school districts are exempted from the 5% down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district but may be as high as 4% of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000 the debt limit is 8% of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6% of the aforesaid average equalized valuation.

                  School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district;

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(ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; or (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity and any available remaining municipal borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the State Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

                  In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued for a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

                  All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

                  School District Lease Purchase Financings. In 1982, school districts were given an alterative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. For Type II school districts, the lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22-A-1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

                  Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c. 38 or c.
39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the State Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and in the case of

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qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts; tax revenues, municipal purposes tax assistance fund distributions, State urban aid, State revenue sharing, and any other funds appropriated as State aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be provided by the State only if the above mentioned appropriations are made by the State. Total outstanding indebtedness for "qualified bonds" consisted of $103,720,500 by various school districts as of June 30, 1992 and $830,037,105 by various municipalities as of June 30, 1992.

                  New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5% of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by State appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. On June 30, 1991, the book value of the Fund's assets aggregated $59,352,429 and the reserve, computed as of June 30, 1991, amounted to $19,668,349. There has never been an occasion to call upon this Fund.

                  Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-l et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing State or federal financial restrictions are exempted, but only to the extent of that difference.

                  Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.

                  Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts,

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condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases which challenge the following: the funding of teacher's pension funds; the hospital assessment authorized by the Health Care Reform Act of 1992; the State's role in a consent order concerning the construction of a resource facility in Passaic County; the State's actions regarding alleged chromium contamination of State-owned property in Hudson County; the constitutionality of annual A- 901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy; the State's funding formula that attempts to close the spending gap between poor urban school districts and wealthy suburban districts; the use by the State assessments on certain insurances to retire debt of the Market Transition Fund, the manner in which mental health services are provided to inmates with serious mental disorders who are confined within the facilities of the Department of Corrections; the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act; Medicaid hospital reimbursements since February 1995; and the efforts to revitalize Atlantic City through the design and construction of a highway and tunnel. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.


                  At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The state is unable to estimate its exposure for these claims.


                                 PUBLIC OFFERING

                  Offering Price. The secondary market Public Offering Price per Unit is computed by adding to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, an amount based on the applicable sales charge times the aggregate offering price of the Bonds (see "Public Offering Price" in Part A for the applicable sales charge for the Trust). A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on a Bond from the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The Public Offering Price can vary on a daily basis from the amount stated in Part A in accordance with fluctuations in the prices of the Bonds and the price to be paid by each investor will be computed as of the date the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

                  The Evaluator may obtain current bid or offering prices for the Bonds from investment dealers or brokers (including the Sponsor) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.

                  The sales charge computed by the Evaluator is based upon the number of years remaining to maturity of each Bond. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call

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date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

                  The table below sets forth the various sales charges based on the length of maturity of each Bond:


                                               As Percent of Public
Time to Maturity                                  Offering Price

less than 6 months                                       0%
6 mos. to 1 year                                         1%
over 1 yr. to 2 yrs.                                  1 1/2%
over 2 yrs. to 4 yrs.                                 2 1/2%
over 4 yrs. to 8 yrs.                                 3 1/2%
over 8 yrs. to 15 yrs.                                4 1/2%
over 15 years                                         5 1/2%


                  Accrued Interest. An amount of accrued interest which represents accumulated unpaid or uncollected interest on a Bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since the Trust normally receives the interest on Bonds twice a year and the interest on the Bonds in the Trust is accrued on a daily basis (net of estimated fees and expenses), the Trust will always have an amount of interest accrued but not actually received and distributed to Certificateholders. A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certifi cateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of a sale or termination and to the date of tender in the case of redemption.


                  Employee Discounts. Employees (and their immediate families) of Reich & Tang Distributors, Inc. and its affiliates, Gruntal & Co., L.L.C. and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the offering side evaluation of the underlying securities in a Trust during the initial offering period and at the bid side thereafter, divided by the number of Units outstanding plus a reduced charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.


                  Distribution Of Units. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                  The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the

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National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to (a) 4% of the Public Offering Price for the Insured Municipal Securities Trust Series, (b) $25.00 per Unit for the Insured Municipal Securities Trust Discount Series or (c) $33.00 per Unit, for the Insured Municipal Securities Navigator Trust, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

                  Sponsor's Profits. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge on each transaction. (See "Offering Price".) In addition, in maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

                  Participants in the Total Reinvestment Plan can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").

                  Comparison of Public Offering Price, Sponsor's Repurchase Price And Redemption Price. The secondary market Public Offering Price of Units will be determined on the basis of the current bid prices of the Bonds in the Trust, plus the applicable sales charge. The value at which Units may be resold in the Secondary Market or redeemed will be determined on the basis of the current bid prices of the Bonds without any sales charge. On the Evaluation Date, the Public Offering Price and the Sponsor's initial Repurchase Price per Unit (each based on the bid side evaluation of the Bonds in the Trust) each exceeded the Redemption Price and the Sponsor's secondary market Repurchase Price per Unit (based upon the current bid side evaluation of the Bonds in the Trust) by the amounts shown under "Summary of Essential Information" in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Sponsor repurchase of Units may be less than the price paid for such Units.


             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN

                  The rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (3) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by

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Unitholders. The resulting Estimated Long Term Return represents a measure of the return to Unitholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for the Trust under "Summary of Essential Information" in Part A.

                  Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

                  A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS

                  Certificates. Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

                  Interest And Principal Distributions. Interest received by the Trust is credited by the Trustee to an Interest Account and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Bonds are credited to a Principal Account.

                  Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in the Interest Account, depending upon the applicable

                                      -38-
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plan of distribution. Distributions from the Principal Account (other than amounts representing failed contracts, as previously discussed) will be computed as of each semi-annual Record Date, and will be made to the Certifi cateholders on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

                  Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds, without interest, as may be necessary to provide interest distributions of approximately equal amounts. All funds in respect of the Bonds received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

                  As of the first day of each month, the Trustee will deduct from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Bonds and redemptions of Units by the Trustee.

                  The estimated monthly, semi-annual or annual interest distribution per Unit will initially be in the amount shown under Summary of Essential Information and will change and may be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

                  Distribution Elections. Interest is distributed monthly, semi-annually or annually, depending upon the distribution plan applicable to the Unit purchased. Record Dates are the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates.

                  Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in

                                      -39-
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connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

                  Records. The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing
(a) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Bonds and earned original issue discount, if any), amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (c) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per Unit based upon the last computation thereof made such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

                  The Trustee shall keep available for inspection by Certificate holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS

                  All Bonds acquired by each Trust were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular federal income tax. Such interest may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinion and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel has made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.

                  In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the

                                      -40-
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"Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

                  In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

                  The Trusts are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by the Trusts that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such Trusts.

                  Each Certificateholder will be considered the owner of a pro rata portion of the Trust under Section 676(a) of the Code. Thus, each Cer tificateholder will be considered to have received his pro rata share of Bond interest when it is received by that Trust, and the net income distributable to Certificateholders that is exempt from federal income tax when received by that Trust will constitute tax-exempt income when received by the Certificateholders.


                  Gain (other than any earned original issue discount) realized on a sale or redemption of the Bonds or on a sale of a Unit is, however, includable in gross income for federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be long-, mid- or short-term depending on the facts and circumstances. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders may be deducted against ordinary income. Capital assets held by individuals will qualify for mid-term or long-term capital gain treatment if held for more than 12 months, and more than 18 months, respectively, and will be subject to reduced tax rates of 28% and 20%, respectively, rather than the "regular" maximum tax rate of 39.6%.


                  Each Certificateholder will realize taxable gain or loss when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of his pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. For this purpose, a Certificateholder's per Unit tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the Trust (in accordance with the portion of the Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificate holder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by a Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any original issue discount (limited, in the case of Bonds issued after June 8, 1980, to the portion earned from the date of acquisition to the date of disposition). Gain on the disposition of a Bond purchased at a

                                      -41-
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        market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.

                  Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificate holder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by the Trust or of a Unit by a Certificateholder.

                  A Certificateholder may also realize taxable gain or loss when a Unit is sold or redeemed. The amount received is allocated among all the Bonds in a particular Trust in the same manner as when that Trust disposes of Bonds, and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificate holder's tax cost is otherwise a tax-free return of capital.

                  A portion of social security benefits is includable in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includable in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.

                  Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

                  Under federal law, interest on Navigator Trust-held Bonds issued by authority of the Government of Puerto Rico is exempt from regular federal income tax, and state and local income tax in the United States and Puerto Rico. The New York Navigator Insured Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. Under the personal income tax laws of the State and City of New York, the income of the New York Navigator Insured Trust will be treated as the income of the Certificateholders. Interest on the Bonds of the New York Navigator Insured Trust that is exempt from tax under the laws of the State and City of New York when received by the Trust will retain its status as tax-exempt interest to its Certificateholders. In addition, non-residents of New York City will not be subject to the New York City personal income tax on gains derived with respect to their Units of the

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        New York Navigator Insured Trust. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine his basis and holding periods for his Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax.

                  The Insured Municipal Securities Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

                  The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or political subdivision. In general, municipal bond interest exempt from federal income tax is taxable income to residents of the State or City of New York under the tax laws of those jurisdictions unless the bonds are issued by the State of New York or one of its political subdivisions or by the Commonwealth of Puerto Rico or one of its political subdivisions. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumental ities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations and each Certificateholder is advised to consult his own tax advisor as to the tax consequences of his Certificates under state and local tax laws.

                  Any proceeds received pursuant to the terms of the insurance on the Bonds that represent maturing interest on defaulted obligations will be excludable from federal gross income if, and to the same extent that, such interest would have been so excludable if paid by the issuers of such defaulted obligations.


                  In the opinion of Zeller and Bryant, special counsel to the Sponsor on New Jersey tax matters, which opinion is made in reliance upon certain information and based on certain assumptions respecting the New Jersey Navigator Trust, under existing New Jersey law applicable to individuals who are New Jersey residents and New Jersey estates and trusts:


                           (1) The New Jersey Navigator Trust will be recognized
                  as a trust and not as an association taxable as a corporation. The New Jersey Navigator Trust will not be subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax.

                           (2) The income of the New Jersey Navigator Trust will
                  be treated as income of the Certificateholders who are

                                      -43-
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                  individuals, estates or trusts under the New Jersey Gross Income Tax Act, N.J.S.A. 54A: 1-1 et seq. (the "Act"). Interest on the Bonds that is exempt from tax under the Act when received by the New Jersey Navigator Trust will retain its status as tax-exempt interest under the Act when distributed to Certificateholders who are individuals, estates or trusts.

                           (3) Certificateholders, who are individuals, estates,
                  or trusts will not be subject to the Act on any gain realized when the New Jersey Navigator Trust disposes of a Bond (whether by sale, exchange, redemption, or payment at maturity). Any loss realized on such disposition may not be utilized to offset gains realized by such Certificateholder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax.

                           (4) The sale, exchange or redemption of a Unit by a
                  Certificateholder shall be treated as a sale or exchange of a Certificateholder's pro rata interest in the assets in the New Jersey Navigator Trust at the time of the transaction and any gain will be exempt from tax under the Act to the extent that the price received by the selling Certificate-holder who is an individual, estate or trust does not exceed the Redemption Price. To the extent that the amount received by the Certificateholder exceeds the Redemption Price, any such gain will not be exempt from tax under the Act.

                           (5) All proceeds representing interest on defaulted
                  obligations derived by Certificateholders who are individuals, estates or trusts from an insurance policy, either paid directly to the Certificateholder or through the New Jersey Navigator Trust, are exempt from tax under the Act.

                           (6) The Units of the New Jersey Navigator Trust may
                  be taxable in the estates of New Jersey residents under the New Jersey Transfer Inheritance Tax Law or the New Jersey Estate Tax Laws.

                           (7) If a Certificateholder is a corporation subject
                  to the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, interest from the Bonds in the New Jersey Navigator Trust which is allocable to such corporation will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, less any interest expense incurred to carry such investment to the extent such interest expense has not been deducted in computing Federal taxable income. Net gains derived by such corporation on the disposition of the Bonds by the New Jersey Navigator Trust or on the disposition of its Units will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax. Any proceeds paid under the insurance policy issued to the Trustee of the New Jersey Navigator Trust with respect to the Bonds or under individual policies obtained by issuers of Bonds which represent maturing interest or maturing principal on defaulted

                                      -44-
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                  obligations held by the Trustee will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax if, and to the same extent as, such interest or proceeds would have been so included if paid by the issuer of the defaulted obligations.

                  In the case of Bonds that are Industrial Revenue Bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue" exemption, interest on such IRBs will become taxable if the face amount of the IRBs plus certain capital expenditures exceeds $10,000,000.

                  In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

                  Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. However, such interest is deductible for New York State and New York City income tax purposes by corporations that are required to include interest on the Bonds in New York State and New York City entire net income for purposes of calculating New York State and City franchise (income) taxes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.

                  From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of "flat tax," which could have an adverse impact on the value of tax-exempt bonds.

                                      -45-
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                  In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

                  The opinions of bond counsel or special tax counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY


                  Sponsor Repurchase. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price, after the initial public offering is completed, will be based on the aggregate bid price of the Bonds in the Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. The aggregated bid price, determined by the Evaluator on a daily basis, is computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors, Inc. 600 Fifth Avenue, New York, New York 10020 on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


                  Prospectuses relating to certain other bond trusts indicate an intention by the respective Sponsor, subject to change, to repurchase units on the basis of a price higher than the bid prices of the bonds in the trusts. Consequently, depending on the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for units of this Trust, although in all bond trusts, the purchase price of a unit depends primarily on the value of the bonds in the trust portfolio.

                  Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in the Trust plus the applicable sales charge (see "Public Offering Price" in Part A) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.


                                      -46-
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                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trust which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

                  Trustee Redemption. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

                  Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

                  Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

                  Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of the Trust will be reduced.

                  The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds in the Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders

                                      -47-
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of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in the Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available,
(3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above. The Evaluator will determine the aggregate current bid price evaluation of the Bonds in the Trust, taking into account the market value of the Bonds insured under the Bond Insurance Policy, in the manner described as set forth under "Public Offering--Offering Price". Insurance does not guarantee the market value of the Bonds or the Units, and while Bond insurance represents an element of market value in regard to insured Bonds, its exact effect, if any, on market value cannot be predicted.

                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Cer tificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                             TOTAL REINVESTMENT PLAN


                  Under the Total Reinvestment Plan (the "Plan"), semi-annual and annual Certificateholders may elect to have all interest and principal distributions, if any, with respect to their Units reinvested either in units of various series of "Insured Municipal Securities Trust" or "Municipal Securities Trust" which will have been created shortly before each semi-annual or annual Payment Date (a "Primary Series") or, if units of a Primary Series are not available, in units of a previously formed series of the Trust which have been repurchased by the Sponsor in the secondary market or which constitute a portion of the Units of the Trust not sold by the Sponsor prior to such Payment Date (a "Secondary Series") (Primary Series and Secondary Series are hereafter collectively referred to as "Available Series"). Series of "Municipal Securities Trust" do not have insurance. The first interest distribution to Certificateholders cannot be reinvested unless such distribution is scheduled for June 15 or December 15 in the case of semi-annual Certificateholders or December 15 in the case of annual Certificate-


                                      -48-
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holders (each such date being referred to herein as the "Plan Reinvestment
Date").

                  Under the Plan (subject to compliance with applicable blue sky laws), fractional units ("Plan Units") will be purchased from the Sponsor at a price equal to the aggregate offering price per Unit of the bonds in the Available Series portfolio during the initial offering of the Available Series or at the aggregate bid price per Unit of the Available Series if its initial offering has been completed, plus a sales charge equal to 3.627% of the net amount invested in such bonds or 3.50% of the Reinvestment Price per Plan Unit, plus accrued interest, divided by one hundred (the "Reinvestment Price per Plan Unit"). All Plan Units will be sold at this reduced sales charge of 3.50% in comparison to the regular sales charge on primary and secondary market sales of Units in any series of "Municipal Securities Trust". Participants in the Plan will have the opportunity to designate, in the Authorization Form for the Plan, the name of a broker to whom the Sponsor will allocate a sales commission of 1.50% of the Reinvestment Price per Plan Unit, payable out of the 3.50% sales charge. If no such designation is made, the Sponsor will retain the sales commission.

                  Under the Plan, the entire amount of a participant's income and principal distributions will be reinvested. For example, a Certificateholder who is entitled to receive $130.50 interest income from the Trust would acquire
13.05 Plan Units assuming that the Reinvestment Price per Plan Unit, plus accrued interest, approximated $10.

                  A semi-annual or annual Certificateholder may join the Plan at the time he invests in Units of the Trust or any time thereafter by delivering to the Trustee an Authorization Form which is available from brokers, any Underwriter of the Units or the Sponsor. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Authorization Form must be received by the Trustee not later than the 15th day of the month preceding such Date. Authorization Forms not received in time for a particular Plan Reinvestment Date will be valid only for the second succeeding Plan Reinvestment Date. Similarly, a participant may withdraw from the program at any time by notifying the Trustee (see below). However, if written confirmation of withdrawal is not given to the Trustee prior to a particular distribution, the participant will be deemed to have elected to participate in the Plan with respect to that particular distribution and his withdrawal would become effective for the next succeeding distribution.

                  Once delivered to the Trustee, an Authorization Form will constitute a valid election to participate in the Plan with respect to Units purchased in the Trust (and with respect to Plan Units purchased with the distributions from the Units purchased in the Trust) for each subsequent distribution so long as the Certificateholder continues to participate in the Plan. However, if an Available Series should materially differ from the Trust in the opinion of the Sponsor, the authorization will be voided and participants will be provided with both a notice of the material change and a new Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan. The Sponsor anticipates that a material difference which would result in a voided authorization would include such facts as the inclusion of bonds in the Available Series portfolio the interest income on which was not exempt from all federal income tax, or the inclusion of bonds which were not rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the date such bonds were initially deposited in the Available Series portfolio.

                                      -49-
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                  The Sponsor has the option at any time to use units of a Secondary Series to fulfill the requirements of the Plan in the event units of a Primary Series are not available either because a Primary Series is not then in existence or because the registration statement relating thereto is not declared effective in sufficient time to distribute final prospectuses to Plan participants (see below). It should be noted that there is no assurance that the quality and diversification of the Bonds in any Available Series or the estimated current return thereon will be similar to that of this Trust.

                  It is the Sponsor's intention that Plan Units will be offered on or about each semi-annual and annual Record Date for determining who is eligible to receive distributions on the related Payment Date. Such Record Dates are June 1 and December 1 of each year for semi-annual Certificateholders, and December 1 of each year for annual Certificateholders. On each Record Date the Sponsor will send a current Prospectus relating to the Available Series being offered for the next Plan Reinvestment Date along with a letter which reminds each participant that Plan Units are being purchased for him as part of the Plan unless he notifies the Trustee in writing by that Plan Reinvestment Date that he no longer wishes to participate in the Plan. In the event a Primary Series has not been declared effective in sufficient time to distribute a final Prospectus relating thereto and there is no Secondary Series as to which a registration statement is currently effective, it is the Sponsor's intention to suspend the Plan and distribute to each participant his regular semi-annual or annual distribution. If the Plan is so suspended, it will resume in effect with the next Plan Reinvestment Date assuming units of an Available Series are then being offered.

                  To aid a participant who might desire to withdraw either from the Plan or from a particular distribution, the Trustee has established a toll free number (see "Summary of Essential Information" in Part A) for participants to use for notification of withdrawal, which must be confirmed in writing prior to the Plan Reinvestment Date. Should the Trustee be so notified, it will make the appropriate cash disbursement. Unless the withdrawing participant specifically indicates in his written confirmation that (a) he wishes to withdraw from the Plan for that particular distribution only, or (b) he wishes to withdraw from the Plan for less than all units of each series of "Municipal Securities Trust" or "Insured Municipal Securities Trust" which he might then own (and specifically identifies which series are to continue in the Plan), he will be deemed to have withdrawn completely from the Plan in all respects. Once a participant withdraws completely, he will only be allowed to again participate in the Plan by submitting a new Authorization Form. A sale or redemption of a portion of a participant's Plan Units will not constitute a withdrawal from the Plan with respect to the remaining Plan Units owned by such participant.

                  Unless a Certificateholder notifies the Trustee in writing to the contrary, each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, and to participate in the Plan with respect to distributions made in connection with such Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Cer tificateholder fail to have an annual distribution plan, such Certificate holder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made, in connection with such Plan Units.) A participant who subsequently desires to have distributions made with respect to Plan Units delivered to him in cash may withdraw from the Plan with respect to such Plan Units and remain in the Plan with respect to units acquired other than through the Plan. Assuming a

                                      -50-
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participant has his distributions made with respect to Plan Units reinvested, all such distributions will be accumulated with distributions generated from the Units of the Trust used to purchase such additional Plan Units. However, distributions related to units in other series of "Municipal Securities Trust" will not be accumulated with the foregoing distributions for Plan purchases. Thus, if a person owns units in more than one series of "Municipal Securities Trust" (which are not the result of purchases under the Plan), distributions with respect thereto will not be aggregated for purchases under the Plan.

                  Although not obligated to do so, the Sponsor intends to maintain a market for the Plan Units and continuously to offer to purchase Plan Units at prices based upon the aggregate offering price of the Bonds in the Available Series portfolio during the initial offering of the Available Series, or at the aggregate bid price of the Bonds of the Available Series after its initial offering has been completed. The Sponsor may discontinue such purchases at any time. The aggregate bid price of the underlying bonds may be expected to be less than the aggregate offering price. In the event that a market is not maintained for Plan Units, a participant desiring to dispose of his Plan Units may be able to do so only by tendering such Plan Units to the Trustee for redemption at the Redemption Price of the full units in the Available Series corresponding to such Plan Units, which is based upon the aggregate bid price of the underlying bonds as described in the "Insured Municipal Securities Trust" Prospectus for the Available Series in question. If a participant wishes to dispose of his Plan Units, he should inquire of the Sponsor as to current market prices prior to making a tender for redemption to the Trustee.

                  Any participant may tender his Plan Units for redemption to the Available Series Trust. Participants may redeem Plan Units by making a written request to the Trustee, at the address listed in the "Summary of Essential Information" in Part A, on the Redemption Form supplied by the Trustee. The redemption price per Plan Unit will be determined as set forth in the "Insured Municipal Securities Trust" Prospectus of the Available Series from which such Plan Unit was purchased following receipt of the request and adjusted to reflect the fact that it relates to a Plan Unit. There is no charge for the redemption of Plan Units.

                  The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Plan Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor will purchase any Plan Units tendered to the Trustee for redemption by making payment therefor to the Certificateholder in an amount not less than the redemption price for such Plan Units on the date of tender not later than the day on which such Plan Units otherwise would have been redeemed by the Trustee.

                  Participants in the Plan will not receive individual certificates for their Plan Units unless the amount of Plan Units accumulated represents $1,000 principal amount of bonds underlying such Units and, in such case, a written request for certificates is made to the Trustee. All Plan Units will be accounted for by the Trustee on a book entry system. Each time Plan Units are purchased under the Plan, a participant will receive a confirmation stating his cost, number of Units purchased and estimated current return. Questions regarding a participant's statements should be directed to the Trustee by calling the Trustee at the number set forth under "Summary of Essential Information" in Part A of this Prospectus.

                  All expenses relating to the operation of the Plan will be borne by the Sponsor. The Sponsor and the Trustee reserve the right to suspend, modify or terminate the Plan at any time for any reason, including the right

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to suspend the Plan if the Sponsor is unable or unwilling to establish a Primary Series or is unable to provide Secondary Series Units. All participants will receive notice of any such suspension, modification or termination.



                              TRUST ADMINISTRATION

                  Portfolio Supervision. Except for the purchase of Replacement Bonds or as discussed herein, the acquisition of any Bonds for the Trust other than Bonds initially deposited by the Sponsor is prohibited. Although it is the Sponsor's and Trustee's intention not to dispose of Bonds insured pursuant to the Bond Insurance in the event of default, nevertheless, the Sponsor may direct the Trustee to dispose of Bonds upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in the Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds. The Trustee shall not be liable for any depreciation or loss by reason of any sale of bonds or by reason of the failure of the Sponsor to give directions to the Trustee.

                  The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor.

                  Trust Agreement, Amendment And Termination. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates then outstanding, to increase

                                      -52-
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the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Bond remaining in the Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.


                  The Sponsors. The Sponsor, Reich & Tang Distributors, Inc. ("Reich & Tang") (successor to the Unit Investment Trust division of Bear, Stearns & Co. Inc.), a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. The sole shareholder of the Sponsor, Reich & Tang Asset Management, Inc. ("RTAM Inc.") is wholly owned by NEIC Holdings, Inc. which, effective December 29, 1997, was wholly owned by NEIC Operating Partnership, L.P. ("NEICOP"). Subsequently, on March 31, 1998, NEICOP changed its name to Nvest Companies, L.P. ("Nvest"). The general partners of Nvest are Nvest Corporation and Nvest, L.P. Nvest, L.P. is owned approximately 99% by public unitholders and its general partner is Nvest Corporation. Nvest, with a principal place of business at 399 Boylston Street, Boston, MA 02116, is a holding company of firms engaged in the securities and investment advisory business. These affiliates in the aggregate are investment advisors or managers to over 80 registered investment companies. Reich & Tang is Sponsor (and Co-Sponsor, as the case may be) for numerous series of unit investment trusts, including New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series) and 5th Discount Series (and Subsequent Series), Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series) and Schwab Trusts.

                  Nvest Corporation is wholly owned by MetLife New England Holdings, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Effective December 30, 1997, MetLife owns approximately 47% of the limited partnership interests of Nvest.

                  MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of


                                      -53-
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total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


                  For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., L.L.C., both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., L.L.C. as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.


                  Gruntal & Co., L.L.C., a Delaware limited liability company, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states. The firm is very active in the marketing of investment companies and has signed dealer agreements with many mutual fund groups. Further, through its Syndicate Department, Gruntal & Co., L.L.C. has underwritten a large number of Closed-End Funds and has been Co- Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                  Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.

                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

                  If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee

                                      -54-
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may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

                  The Trustee. For certain of the Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


                  The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.


                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders".

                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

                                      -55-
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                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

                  The Evaluator. The Evaluator is Kenny S&P Evaluation Services, a division of a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

                  The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES

                  At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the premiums on the Sponsor-Insured Bonds, initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" bonds since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering are paid directly by the Trust.

                  The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's Profits".)

                  The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Municipal Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision".)


                                      -56-
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                  The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

                  The Evaluator will receive, for each daily evaluation of the Bonds in the Trust after the initial public offering is completed, a fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus.

                  The Trustee's and Evaluator's fees are payable monthly as of the Record Date from the Interest Account to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".

                  The following additional charges are or may be incurred by the
Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses.

                  The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds 50 cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financial statements upon request.


                     EXCHANGE PRIVILEGE AND CONVERSION OFFER


                  Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust


                                      -57-
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subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

                  Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

                  In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificate holders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.

                  The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only


                                      -58-
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material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by Reich & Tang or a sponsor controlled by or under common control with Reich & Tang or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.

                  To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retail a portion of the sales charge.

                  Tax Consequences of the Exchange Privilege and the Conversion Offer. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long-, mid- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.




                                      -59-
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                                  OTHER MATTERS


                  Legal Opinions. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Certain matters relating to New Jersey tax law have been passed upon by Zeller and Bryant, as special New Jersey counsel to the Sponsor.

                  Independent Accountants. The financial statements of the Trusts for the years ended December 31, 1996 and 1997 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trusts included in Part A of this Prospectus for the period ended December 31, 1995.

                  Performance Information. Total returns, average annualized returns or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.



                          DESCRIPTION OF BOND RATINGS*

                  Standard & Poor's Ratings Services. A brief description of the applicable Standard & Poor's rating symbols and their meanings is as follows:

                  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

--------
*        As described by Standard & Poor's.


                                      -60-
112677.7

                  The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

                  The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

                  The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         II. Nature of and provisions of the obligation.

        III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

                  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  Provisional Ratings (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.



                                      -61-
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                       DESCRIPTION OF RATING ON THE UNITS*

                  A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

                  Funds rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets that are rated "AAA", or certain short-term investments. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

--------
*        As described by Standard & Poor's Corporation.

                                      -62-
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                 FOR USE WITH INSURED MUNICIPAL SECURITIES TRUST
                           9TH - 50TH DISCOUNT SERIES
                                  SERIES 3 - 32
                    NEW YORK NAVIGATOR INSURED SERIES 1 - 17
                   NEW JERSEY NAVIGATOR INSURED SERIES 1 - 13

================================================================================
       AUTHORIZATION FOR INVESTMENT IN INSURED MUNICIPAL SECURITIES TRUST
                          -- DISCOUNT SERIES/SERIES --
                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units
___ Discount Series/Series _______.

I hereby authorize The Chase Manhattan Bank, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Chase Manhattan Bank, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Insured Municipal Securities Trust above or, if unavailable, of other available series of Municipal Securities Trust.


The foregoing authorization is subject in              Date ______________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  --------------------------------
Registered Holder (Print)                    Registered Holder (Print)


-------------------------------------------  --------------------------------
Registered Holder Signature                  Registered Holder Signature
                                               (Two signatures if joint tenancy)


My Brokerage Firm's Name ____________________________________________________

Street Address ______________________________________________________________

City, State and Zip Code ____________________________________________________

Salesman's Name ___________________________  Salesman's No. _________________


                 UNIT HOLDERS NEED ONLY SIGN AND DATE THIS FORM.

================================================================================
                               MAIL TO YOUR BROKER
                                       OR
                            THE CHASE MANHATTAN BANK
                  ATTN: THE UNIT INVESTMENT DEPARTMENT, UNIT A
                                4 NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004

112677.7


                                INDEX                                                      INSURED
                                                                                 MUNICIPAL SECURITIES TRUST
Title                                                            Page              (Unit Investment Trust)
                                                                                         Prospectus
Summary of Essential Information..................................A-5
Financial and Statistical Information.............................A-6             Dated:  October 31, 1997
Information Regarding the Trust...................................A-7
Audit and Financial Information...................................F-1                     Sponsor:
                                                                               Reich & Tang Distributors, Inc.
The Trust........................................................   1                 600 Fifth Avenue
Risk Considerations............................................... 15             New York, New York  10020
Public Offering................................................... 35                  (212) 830-5200
Estimated Long Term Return and
  Estimated Current Return........................................ 37
Rights of Certificateholders...................................... 38             (and for certain Trusts:)
Tax Status........................................................ 40               Gruntal & Co., L.L.C.
Liquidity......................................................... 46                  14 Wall Street
Total Reinvestment Plan........................................... 48             New York, New York  10005
Trust Administration.............................................. 52                   212-267-8800
Trust Expenses and Charges........................................ 56
Exchange Privilege and Conversion                                                         Trustee:
  Offer........................................................... 57
Other Matters..................................................... 60             The Chase Manhattan Bank
Description of Bond Ratings....................................... 60                 4 New York Plaza
Description of Rating on the Units................................ 62             New York, New York  10004
                                                                                        800-882-9898
Parts A and B of this Prospectus do not contain all of the information set
forth in the registration statement and exhibits relating thereto, filed with            Evaluator:
the Securities and Exchange Commission, Washington, D.C., under the
Securities Act of 1933, and to which reference is made.                                   Kenny S&P
                                                                                     Evaluation Services
                              *   *   *                                                  65 Broadway
                                                                                  New York, New York  10006



                  This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      * * *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

112677.7


                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
  Amendment to Form S-6 Registration Statement No. 33-56918, filed on April 25,
  1996).
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibit 99.3.1).
Consent of Special New Jersey Counsel (included in Exhibit 99.3.2)
Consent of the Evaluator (included in Exhibit 99.5.1).

The following exhibits:

99.1.1          --   Form of Reference Trust Agreement (filed as Exhibit 99.1.1 to Post-Effective Amendment No. 8 to Form S-6 Registration
                     Statement No. 33-26426 on April 25, 1997; and as Exhibit
                     1.1 to Amendment No. 1 to Form S-6 Registration Statement
                     Nos. 33-52397 and 33-58167 of Insured Municipal Securities
                     Trust Series 32, New York Navigator Insured Series 16 & New
                     Jersey Navigator Insured Series 12; and Series 33, New York
                     Navigator Insured Series 17 & New Jersey Navigator Insured
                     Series 13, on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.1.1.1        --   Trust Indenture and Agreement for Insured Municipal
                     Securities Trust, 47th Discount Series and Series 20 (and
                     Subsequent Series) (filed as Exhibit 99.1.1.1 to
                     Post-Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-28384 of Insured Municipal Securities
                     Trust, Series 20 on April 25, 1996 and incorporated herein by reference).


99.1.3.4        --   Certificate of Incorporation of Reich & Tang Distributors,
                     Inc. (filed as Exhibit 99.1.3.5 to Form S-6 Registration
                     Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).

99.1.3.5        --   By-Laws of Reich & Tang Distributors, Inc. (filed as
                     Exhibit 99.1.3.6 to Form S-6 Registration Statement No.
                     333-44301 on January 15, 1998 and incorporated herein by reference).



                                      II-1
175582.1

99.1.3.6        --   Certificate of Formation of Gruntal & Co., L.L.C. (filed as
                     Exhibit 99.1.3.6 to the Post-Effective Amendment to Form
                     S-6 Registration Statement No. 33-31426 on April 25, 1997 and incorporated herein by reference).

99.1.5          --   Form of Insurance Policy of Financial Guaranty Insurance
                     Company for Sponsor-Insured Bonds (filed as Exhibit 99.1.5 to Post-Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-26426 of Insured Municipal Securities
                     Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.1        --   Form of Insurance Policy of Bond Investors Guaranty for
                     Sponsor-Insured Bonds (filed as Exhibit 99.1.5.1 to Post-
                     Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-26426 of Insured Municipal Securities
                     Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.2        --   Form of Insurance Policy of Municipal Bond Investors
                     Assurance Corporation (filed as Exhibit 99.1.5.2 to
                     Post-Effective Amendment No. 7 to Form S-6 Registration
                     Statement No. 33-26426 of Insured Municipal Securities
                     Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.2.1          --   Form of Certificate dated June 16, 1989 (filed as Exhibit
                     99.2.1 to Post-Effective Amendment No. 7 to Registration
                     Statement Nos. 33-29313 and 33-30144 of Municipal
                     Securities Trust, Series 45 and Series 46 on October 25,
                     1996 and incorporated herein by reference).

99.3.1          --   Form of Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the delivery thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding the tax status (filed as Exhibit 99.3.1 to Post-Effective
                     Amendment No. 8 to Form S-6 Registration Statement No.
                     33-26426 on April 25, 1997; and as Exhibit 3.1 to Amendment
                     No.1 to Form S-6 Registration Statement Nos. 33-52397 and
                     33-58167 of Insured Municipal Securities Trust, Series 32,
                     New York Navigator Insured Series 16 & New Jersey Navigator
                     Insured Series 12; and Series 33, New York Navigator
                     Insured Series 17 & New Jersey Navigator Insured Series 13, on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.3.2          --   Form of Opinion of Freeman, Zeller & Bryant, Special New
                     Jersey Counsel (filed as Exhibit 99.3.2 to Post-Effective
                     Amendment No. 7 to Form S-6 Registration Statement No.
                     33-31426 on April 25, 1997; and as Exhibit 3.2 to Amendment
                     No. 1 to Form S-6 Registration Statement Nos. 33-52397 and
                     33-58167 of Insured Municipal Securities Trust, Series 32,
                     New York Navigator Insured Series 16 & New Jersey Navigator
                     Insured Series 12 and

                                      II-2
175582.1

                     Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13, on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.4.1          --   Form of Custody Agreement, dated January 18, 1990 (filed as
                     Exhibit 99.4.1 to Post-Effective Amendment No. 7 to Form
                     S-6 Registration Statement No. 33-31426 on April 25, 1997 and incorporated herein by reference).

99.4.2          --   Form of First Amendment to Custody Agreement, dated July
                     20, 1990 (filed as Exhibit 99.4.2 to Post-Effective
                     Amendment No. 7 to Form S-6 Registration Statement No.
                     33-31426 on April 25, 1997 and incorporated herein by reference).

*99.5.1         --   Consent of the Evaluator.


99.6.0          --   Powers of Attorney of Reich & Tang Distributors, Inc., the
                     Depositor, by its officers and a majority of its Directors
                     (filed as Exhibit 99.6.0 to Form S-6 Registration Statement
                     No. 333-44301 on January 15, 1998 and incorporated herein by reference).


99.6.1          --   Power of Attorney of Gruntal & Co., L.L.C., by its officers and a majority of its Directors of the Executive Committee
                     (filed as Exhibit 99.6.1 to the Post-Effective Amendment to
                     Form S-6 Registration Statement No. 33-31426 of Insured
                     Municipal Securities Trust, Series 23 on April 25, 1997 and incorporated herein by reference).

99.7.0          --   Form of Agreement Among Co-Sponsors (filed as Exhibit
                     99.7.0 to Post-Effective Amendment No. 7 to Form S-6
                     Registration Statement No. 33-28384 of Insured Municipal
                     Securities Trust, Series 20 on April 25, 1996 and incorporated herein by reference).


*27             --   Financial Data Schedule(s) (for EDGAR filing only).


--------
*        Being filed by this Amendment.


                                      II-3
175582.1

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13 certifies that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of April, 1998.


                  INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 13 & NEW JERSEY NAVIGATOR INSURED SERIES 9; SERIES 31, NEW YORK NAVIGATOR INSURED SERIES 14 & NEW JERSEY NAVIGATOR INSURED SERIES 10; SERIES 32, NEW YORK NAVIGATOR INSURED SERIES 16 & NEW JERSEY NAVIGATOR INSURED SERIES 12 AND SERIES 33, NEW YORK NAVIGATOR INSURED SERIES 17 & NEW JERSEY NAVIGATOR INSURED SERIES 13
                                    (Registrants)


                  REICH & TANG DISTRIBUTORS, INC.
                           (Depositor)





                  By:      /s/PETER J. DEMARCO
                           -------------------
                           Peter J. DeMarco
                           (Executive Vice President)

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Distributors, Inc., the Depositor, in the capacities and on the dates indicated.



Name                             Title                                                 Date


RICHARD E. SMITH, III            President and Director                                )
PETER S. VOSS                    Director                                              )  April 20, 1998
G. NEAL RYLAND                   Director                                              )
STEVEN W. DUFF                   Director                                              )
ROBERT F. HOERLE                 Managing Director                                     )  By: /s/PETER J. DEMARCO
                                                                                              -------------------
PETER J. DEMARCO                 Executive Vice President                              )           Peter J. DeMarco
RICHARD I. WEINER                Vice President                                        )           as Executive Vice
BERNADETTE N. FINN               Vice President                                        )           President and
LORRAINE C. HYSLER               Secretary                                             )           Attorney-in-Fact*
RICHARD DE SANCTIS               Treasurer                                             )
EDWARD N. WADSWORTH              Executive Officer                                     )


--------
* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-44301 on January 15, 1998.


                                      II-4
175582.1

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13 certifies that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of April, 1998.


                  INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 13 & NEW JERSEY NAVIGATOR INSURED SERIES 9; SERIES 31, NEW YORK NAVIGATOR INSURED SERIES 14 & NEW JERSEY NAVIGATOR INSURED SERIES 10; SERIES 32, NEW YORK NAVIGATOR INSURED SERIES 16 & NEW JERSEY NAVIGATOR INSURED SERIES 12 AND SERIES 33, NEW YORK NAVIGATOR INSURED SERIES 17 & NEW JERSEY NAVIGATOR INSURED SERIES 13
                                    (Registrants)

                  GRUNTAL & CO., L.L.C.
                           (Depositor)


                  By:      /s/JOANNE T. MARREN
                           -------------------
                           Joanne T. Marren
                           (Authorized Signatory)


                  Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of the Executive Committee of Gruntal & Co., L.L.C., the Depositor, in the capacities and on the dates indicated.


Name                             Title                                       Date


ROBERT P. RITTEREISER            Chief Executive Officer and                 )
                                 Chairman of the Board of                    ) April 20, 1998
                                 Directors                                   )
LEE FENSTERSTOCK                 President and Director                      )
JOANNE T. MARREN                 Executive Vice President,                   ) By: /s/JOANNE T.MARREN
                                                                                   ------------------
                                 General Counsel, Secretary                  )     Joanne T. Marren
                                 and Director                                )     Attorney-in-Fact*
HENRY D. GOTTMANN                Executive Vice President and                )
                                 Director                                    )
JOSEPH V. BATTIPAGLIA            Executive Vice President and                )
                                 Director                                    )
JOHN FEENEY                      Director and President of GMS               )
JOHN CIRRITO                     Executive Vice President and                )
                                 Director                                    )
RALPH H. BRADLEY, JR.            Executive Vice President and                )
                                 Director                                    )
STEPHEN BYERS                    Executive Vice President,                   )
                                 Chief Financial Officer and
                                 Director                                    )
STEPHEN A. GREYSER               Director                                    )
MICHAEL A. MADDEN                Director                                    )


--------


* Executed copies of Powers of Attorney were filed as Exhibit 99.6.1 to the Post- Effective Amendment to Form S-6 Registration Statement No. 33-31426 on April 25, 1997.


                                      II-5
175582.1

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 18, 1998, relating to the financial statements and financial highlights for the two years ended December 31, 1997 of the Insured Municipal Securities Trust, New York Navigator Insured Series 13; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9; Insured Municipal Securities Trust, Series 31; Insured Municipal Securities Trust, New York Navigator Insured Series 14; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10; Insured Municipal Securities Trust, Series 32; Insured Municipal Securities Trust, New York Navigator Insured Series 16; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12; Insured Municipal Securities Trust, Series 33; Insured Municipal Securities Trust, New York Navigator Insured Series 17; and Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.



PRICE WATERHOUSE LLP

Boston, MA
April 28, 1998

                          Independent Auditors' Consent
                          -----------------------------





Re: Insured Municipal Securities Trust, New York Navigator Insured Series 13
    Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 Insured Municipal Securities Trust, Series 31
    Insured Municipal Securities Trust, New York Navigator Insured Series 14 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 Insured Municipal Securities Trust, Series 32
    Insured Municipal Securities Trust, New York Navigator Insured Series 16 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 Insured Municipal Securities Trust, Series 33
    Insured Municipal Securities Trust, New York Navigator Insured Series 17 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13



        We consent to the incorporation by reference of our report dated March 31, 1996 on the statements of operations and changes in net assets for the subject trusts for the year ended December 31, 1995, and to the reference to our firm under the heading "Independent Accountants" in the prospectus.



                                                KPMG Peat Marwick LLP

New York, New York
April 24, 1998








                                      II-6

786.1